United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/21

Date of Reporting Period: 07/31/21

Item 1.	Reports to Stockholders

Annual Shareholder Report
July 31, 2021

Ticker FRFXX

Federated Hermes Capital Reserves Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2020 through July 31, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	45.4%
Bank Instruments	21.7%
Variable Rate Instruments	15.3%
Other Repurchase Agreements and Repurchase Agreements	16.7%
U.S. Treasury	0.3%
Asset-Backed Securities	[2]0.0%
Investment Company	0.6%
Other Assets and Liabilities—Net[3]	[2]0.0%
TOTAL	100%
At July 31, 2021, the Fund’s effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	[5]40.4%
8-30 Days	12.9%
31-90 Days	36.1%
91-180 Days	6.2%
181 Days or more	4.4%
Other Assets and Liabilities—Net[3]	[2]0.0%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
Represents less than 0.1%.
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5
Overnight securities comprised 17.1% of the Fund’s portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2021
Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—45.4%
		Aerospace / Auto—3.1%
$87,000,000		American Honda Finance Corp., (Honda Motor Co., Ltd. Support Agreement), 0.190%—0.200%, 8/27/2021 - 9/23/2021	$86,983,137
45,000,000		Toyota Finance Australia Ltd., (Toyota Motor Corp. Support Agreement), 0.200%, 8/10/2021	44,997,750
		TOTAL	131,980,887
		Banking—13.9%
30,000,000		Antalis S.A., (Societe Generale, Paris LIQ), 0.120%—0.150%, 9/2/2021 - 9/7/2021	29,996,050
20,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 0.280%, 9/7/2021	19,994,244
150,000,000		BPCE SA, 0.180%, 9/1/2021	149,976,750
23,500,000		Canadian Imperial Bank of Commerce, 0.200%, 10/12/2021	23,490,600
25,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 0.160%, 1/19/2022	24,981,000
105,000,000		Collateralized Commercial Paper V Co. LLC, 0.160%—0.180%, 8/9/2021 - 1/3/2022	104,991,856
15,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200%, 9/22/2021	14,995,667
55,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 0.100%—0.200%, 8/31/2021 - 9/27/2021	54,993,083
30,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.180%, 10/26/2021	29,987,100
75,000,000		Ridgefield Funding Company, LLC Series A, 0.190%—0.200%, 8/17/2021 - 9/10/2021	74,987,689
25,000,000		Royal Bank of Canada, 0.210%, 7/13/2022	24,949,542
30,000,000		Royal Bank of Canada, New York Branch, 0.280%, 11/19/2021	29,974,333
15,000,000		Toronto Dominion Bank, 0.240%, 5/3/2022	14,972,500
		TOTAL	598,290,414
		Chemicals—7.1%
214,300,000		BASF SE, 0.070%—0.140%, 8/2/2021 - 9/29/2021	214,258,477
90,000,000		PPG Industries, Inc., 0.200%—0.210%, 8/25/2021 - 9/9/2021	89,984,233
		TOTAL	304,242,710
		Electric Power—6.5%
137,000,000		Duke Energy Corp., 0.080%—0.140%, 8/2/2021 - 9/21/2021	136,996,545
121,475,000		EverSource Energy, 0.130%—0.170%, 8/10/2021 - 9/23/2021	121,464,115
20,000,000		Virginia Electric & Power Co., 0.170%, 8/5/2021	19,999,622
		TOTAL	278,460,282
Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Electrical Equipment—3.9%
$170,000,000		Eaton Corp., (Guaranteed by Eaton Corp. PLC), 0.120%—0.180%, 8/3/2021 - 8/5/2021	$169,998,160
		Finance - Retail—3.9%
168,000,000		Barton Capital S.A., 0.120%—0.190%, 8/20/2021 - 10/26/2021	167,959,788
		Food & Beverage—0.3%
13,000,000		Mondelez International, Inc., 0.120%, 8/13/2021	12,999,480
		Insurance—2.9%
75,000,000		PRICOA Short Term Funding, LLC, 0.200%, 9/7/2021	74,984,583
50,000,000		UnitedHealth Group, Inc., 0.110%, 8/17/2021	49,997,556
		TOTAL	124,982,139
		Mining—3.8%
162,455,000		Nutrien Ltd., 0.130%—0.150%, 8/25/2021 - 9/9/2021	162,433,526
		TOTAL COMMERCIAL PAPER	1,951,347,386
		CERTIFICATES OF DEPOSIT—21.7%
		Banking—21.7%
35,000,000		Bank of Montreal, 0.240%, 5/5/2022	35,000,000
35,000,000		Canadian Imperial Bank of Commerce, 0.240%—0.270%, 1/4/2022 - 5/4/2022	35,000,000
50,000,000		Credit Agricole Corporate and Investment Bank, 0.080%, 8/3/2021	50,000,000
112,000,000		KBC Bank N.V., 0.100%, 9/17/2021	111,995,614
214,500,000		Landesbank Baden-Wurttemberg, 0.120%—0.170%, 8/23/2021 - 11/17/2021	214,500,000
215,000,000		Landesbank Hessen-Thuringen, 0.090%—0.150%, 8/2/2021 - 11/1/2021	215,000,000
10,000,000		Mizuho Bank Ltd., 0.140%, 8/20/2021	10,000,000
25,000,000		Royal Bank of Canada, 0.300%, 12/1/2021	25,000,000
51,000,000		Sumitomo Mitsui Banking Corp., 0.180%—0.190%, 9/8/2021 - 10/25/2021	51,000,000
85,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.120%—0.130%, 9/1/2021 - 11/5/2021	85,000,000
100,000,000		Toronto Dominion Bank, 0.240%, 4/1/2022	100,000,000
		TOTAL CERTIFICATES OF DEPOSIT	932,495,614
	[2]	NOTES-VARIABLE—15.3%
		Banking—11.7%
30,000,000		Bank of Montreal, 0.290% (Secured Overnight Financing Rate +0.240%), 8/2/2021	30,000,000
10,000,000		Bank of Nova Scotia, Toronto, 0.270% (Secured Overnight Financing Rate +0.220%), 8/2/2021	9,999,602
Annual Shareholder Report
3

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$9,200,000		Bragg 2019 Family Trust No. 1, Series 2019, (BOKF, N.A. LOC), 0.150%, 8/5/2021	$9,200,000
67,210,000		Byron H. Rubin as Trustee of the Gerald J. Rubin Special Trust No. 1, UAD June 23, 2016, (Comerica Bank LOC), 0.150%, 8/5/2021	67,210,000
35,080,000		Carol Allen Family Liquidity Trust, (Comerica Bank LOC), 0.129%, 8/5/2021	35,080,000
16,025,000		Catholic Health Initiatives, Taxable Municipal Funding Trust (Series 2019-007) VRDNs, (Barclays Bank plc LOC), 0.290%, 8/5/2021	16,025,000
2,270,000		Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 0.440%, 8/5/2021	2,270,000
23,600,000		Connecticut State, Golden Blue (Series 2017-016) Weekly VRDNs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 0.140%, 8/5/2021	23,600,000
11,300,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 0.340%, 8/4/2021	11,300,000
6,750,000		CT 2019 Irrevocable Trust, (BOKF, N.A. LOC), 0.150%, 8/5/2021	6,750,000
7,090,000		EG Irrevocable Life Insurance Trust, (BOKF, N.A. LOC), 0.150%, 8/5/2021	7,090,000
9,590,000		Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 0.150%, 8/5/2021	9,590,000
2,525,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.370%, 8/6/2021	2,525,000
5,040,000		GM Enterprises of Oregon, Inc., Series 2017, (Bank of the West, San Francisco, CA LOC), 0.120%, 8/5/2021	5,040,000
23,445,000		J.R. Adventures Insurance Trust, (BOKF, N.A. LOC), 0.150%, 8/5/2021	23,445,000
15,000,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets plc LOC), 0.060%, 8/4/2021	15,000,000
11,255,000		NLS 2015 Irrevocable Trust, (BOKF, N.A. LOC), 0.150%, 8/5/2021	11,255,000
9,280,000		Opler 2013 Irrevocable Trust, (BOKF, N.A. LOC), 0.150%, 8/5/2021	9,280,000
30,565,000		RBS Insurance Trust, (BOKF, N.A. LOC), 0.150%, 8/5/2021	30,565,000
50,000,000		Royal Bank of Canada, New York Branch, 0.280% (Secured Overnight Financing Rate +0.230%), 8/2/2021	50,000,000
13,875,000		Steel Dust Recycling, LLC, Series 2016, (Comerica Bank LOC), 0.150%, 8/5/2021	13,875,000
6,145,000		Taxable Municipal Funding Trust 2020-001, Barclays Taxable Muni Funding Trust (Series 2020-001) VRDNs, (Barclays Bank plc LOC), 0.290%, 8/5/2021	6,145,000
Annual Shareholder Report
4

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$1,200,000		Taxable Municipal Funding Trust 2020-007, (Series 2020-007) VRDNs, (Barclays Bank plc LOC), 0.290%, 8/5/2021	$1,200,000
30,985,000		Taxable Municipal Funding Trust 2020-011, (Series 2020-011) VRDNs, (Barclays Bank plc LOC), 0.290%, 8/5/2021	30,985,000
2,600,000		Taxable Municipal Funding Trust 2021-002, Barclays Taxable Muni Funding Trust (Series 2021-002) VRDNs, (Barclays Bank plc LOC), 0.290%, 8/5/2021	2,600,000
9,825,000		The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 0.150%, 8/5/2021	9,825,000
7,145,000		The Raymon Lee Ince Irrevocable Trust, (BOKF, N.A. LOC), 0.150%, 8/5/2021	7,145,000
6,680,000		The Rieber Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 0.150%, 8/5/2021	6,680,000
30,000,000		Toronto Dominion Bank, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	30,000,000
7,305,000		Tuttle Insurance Trust No. 2, Series 2015, (BOKF, N.A. LOC), 0.150%, 8/5/2021	7,305,000
13,000,000		Yavapai County, AZ IDA—Recovery Zone Facility (Drake Cement LLC), Taxble (Series 2015) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 0.180%, 8/5/2021	13,000,000
		TOTAL	503,984,602
		Electric Power—0.7%
32,000,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 0.100%, 8/5/2021	32,000,000
		Forest Products—0.9%
14,200,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Sold Waste Disposal Rebenue Bonds (Series 2004) Weekly VRDNs, 0.080%, 8/4/2021	14,200,000
25,000,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 0.090%, 8/5/2021	25,000,000
		TOTAL	39,200,000
		Government Agency—0.4%
3,935,000		Jerry P. Himmel Irrevocable Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 0.120%, 8/5/2021	3,935,000
7,365,000		Millbrook, AL Redevelopment Authority, RAM Millbrook Hospitality LLC Project, Series 2017, (Federal Home Loan Bank of New York LOC), 0.140%, 8/5/2021	7,365,000
6,060,000		Roberts Insurance Trusts, LLC, (Federal Home Loan Bank of Des Moines LOC), 0.120%, 8/5/2021	6,060,000
		TOTAL	17,360,000
Annual Shareholder Report
5

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Metals—1.1%
$45,000,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 0.080%, 8/4/2021	$45,000,000
		Miscellaneous—0.5%
20,000,000		Iowa Finance Authority (Cargill, Inc.), (Series 2021) Weekly VRDNs, 0.090%, 8/5/2021	20,000,000
		TOTAL NOTES-VARIABLE	657,544,602
		OTHER REPURCHASE AGREEMENTS—9.6%
215,000,000		Interest in $337,000,000 joint repurchase agreement, 0.14% dated 7/30/2021 under which BofA Securities, Inc. will repurchase the securities provided as collateral for $337,003,932 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were corporate bonds and medium-term notes with various maturities to 12/31/2099 and the market value of those underlying securities was $343,744,352.	215,000,000
10,000,000		Repurchase agreement, 0.421% dated 5/19/2021 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $10,021,050 on 11/15/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were sovereign debt securities with various maturities to 3/17/2028 and the market value of those underlying securities was $10,276,683.	10,000,000
50,000,000		Repurchase agreement, 0.471% dated 5/19/2021 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $50,117,750 on 11/15/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were corporate bonds and U.S. government agency with various maturities to 3/15/2046 and the market value of those underlying securities was $51,022,181.	50,000,000
25,000,000		Repurchase agreement, 0.18% dated 7/30/2021 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $25,000,375 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were corporate bonds, medium-term notes and sovereign debt securities with various maturities to 9/30/2049 and the market value of those underlying securities was $25,500,582.	25,000,000
10,000,000		Interest in $30,000,000 joint repurchase agreement, 0.45% dated 9/4/2020 under which Mizuho Securities USA LLC will repurchase the securities provided as collateral for $30,147,000 on 10/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were asset-backed securities with various maturities to 4/15/2026 and the market value of those underlying securities was $30,624,798.	10,000,000
Annual Shareholder Report
6

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
$50,000,000	Repurchase agreement, 0.18% dated 7/30/2021 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,000,750 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 5/24/2023 and the market value of those underlying securities was $51,001,052.	$50,000,000
25,000,000	Repurchase agreement, 0.54% dated 7/2/2021 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $25,033,750 on 9/30/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 8/23/2022 and the market value of those underlying securities was $25,512,030.	25,000,000
25,000,000	Repurchase agreement, 0.58% dated 4/27/2021 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $25,070,889 on 10/20/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 9/15/2025 and the market value of those underlying securities was $25,504,791.	25,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	410,000,000
	REPURCHASE AGREEMENTS—7.1%
50,000,000	Interest in $200,000,000 joint repurchase agreement, 0.055% dated 7/30/2021 under which BMO Harris Bank will repurchase the securities provided as collateral for $200,000,917 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. government agency with various maturities to 2/25/2036 and the market value of those underlying securities was $206,056,714.	50,000,000
256,000,000	Interest in $1,700,000,000 joint repurchase agreement, 0.05% dated 7/30/2021 under which BofA Securities, Inc. will repurchase the securities provided as collateral for $1,700,007,083 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. government agencies with various maturities to 4/20/2071 and the market value of those underlying securities was $1,739,450,450.	256,000,000
	TOTAL REPURCHASE AGREEMENTS	306,000,000
	U.S. TREASURY—0.3%
10,000,000	United States Treasury Floating Rate Notes, 0.084% (91-day T-Bill +0.034%), 8/3/2021	10,001,415
	ASSET-BACKED SECURITIES—0.0%
	Finance - Equipment—0.0%
667,957	BCC Funding XVII LLC Equipment Contract Backed Notes, Series 2020-1, Class A1, 0.309%, 10/20/2021	667,957
Annual Shareholder Report
7

Principal Amount or Shares		Value
	INVESTMENT COMPANY—0.6%
$26,997,500	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02% [3]	$27,000,102
	TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[4]	4,295,057,076
	OTHER ASSETS AND LIABILITIES—0.0%[5]	867,151
	TOTAL NET ASSETS—100%	$4,295,924,227
Securities that are subject to the federal alternative minimum tax (AMT) represent 1.7% of the Fund’s portfolio as calculated based upon total market value (unaudited).
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended July 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 7/31/2020	$27,000,100
Purchases at Cost	$5,003
Proceeds from Sales	$(5,003)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$2
Value as of 07/31/2021	$27,000,102
Shares Held as of 07/31/2021	26,997,500
Dividend Income	$22,093
1
Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3
7-day net yield.
4
Also represents cost for federal tax purposes.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Annual Shareholder Report
8

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Commercial Paper	$—	$ 1,951,347,386	$—	$ 1,951,347,386
Certificates of Deposit	—	932,495,614	—	932,495,614
Notes-Variable	—	657,544,602	—	657,544,602
Repurchase Agreements	—	306,000,000	—	306,000,000
Other Repurchase Agreements	—	410,000,000	—	410,000,000
U.S. Treasury	—	10,001,415	—	10,001,415
Asset-Backed Securities	—	667,957	—	667,957
Investment Company	27,000,102	—	—	27,000,102
TOTAL SECURITIES	$27,000,102	$4,268,056,974	$—	$4,295,057,076
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRBs	—Pollution Control Revenue Bonds
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31,	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.000[1]	0.007	0.016	0.007	0.001
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.007	0.016	0.007	0.001
Less Distributions:
Distributions from net income	(0.000)[1]	(0.007)	(0.016)	(0.007)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.007)	(0.016)	(0.007)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.68%	1.58%	0.75%	0.10%
Ratios to Average Net Assets:
Net expenses[3,4]	0.23%	0.94%	1.02%	1.02%	0.92%
Net investment income	0.01%	0.65%	1.58%	0.70%	0.08%
Expense waiver/reimbursement[5]	0.97%	0.28%	0.19%	0.19%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,295,924	$4,312,748	$4,030,191	$4,220,884	$6,951,890
1
Represents less than $0.001.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratio was 0.23%, 0.94%, 1.02%, 1.02%, and 0.92% for the years ended July 31, 2021, 2020, 2019, 2018, and 2017, respectively, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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10

Statement of Assets and Liabilities
July 31, 2021

Assets:
Investment in securities, at value including $27,000,102 of investment in an affiliated holding*	$3,579,057,076
Investments in other repurchase agreements and repurchase agreements	716,000,000
Investment in securities, at amortized cost and fair value		$4,295,057,076
Cash		647,891
Income receivable		477,087
Prepaid expenses		10,285
Income receivable from an affiliated holding		465
TOTAL ASSETS		4,296,192,804
Liabilities:
Payable for shares redeemed	418
Payable for portfolio accounting fees	58,170
Payable for share registration costs	55,286
Payable for other service fees (Notes 2 and 5)	49,961
Payable for custodian fees	45,872
Payable for auditing fees	22,400
Payable for administrative fee (Note 5)	18,629
Payable for investment adviser fee (Note 5)	16,443
Payable for Directors’/Trustees’ fees (Note 5)	1,398
TOTAL LIABILITIES		268,577
Net assets for 4,295,934,617 shares outstanding		$4,295,924,227
Net Assets Consists of:
Paid-in capital		$4,295,922,060
Total distributable earnings		2,167
TOTAL NET ASSETS		$4,295,924,227
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,295,924,227 ÷ 4,295,934,617 shares outstanding, no par value, unlimited shares authorized		$1.00
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2021

Investment Income:
Interest			$10,828,250
Dividends received from an affiliated holding*			22,093
TOTAL INCOME			10,850,343
Expenses:
Investment adviser fee (Note 5)		$8,875,268
Administrative fee (Note 5)		3,466,256
Custodian fees		142,748
Transfer agent fees		4,455,344
Directors’/Trustees’ fees (Note 5)		22,035
Auditing fees		22,400
Legal fees		11,866
Distribution services fee (Note 5)		24,406,986
Other service fees (Note 2)		11,094,085
Portfolio accounting fees		170,914
Share registration costs		601,208
Printing and postage		262,513
Miscellaneous (Note 5)		39,076
TOTAL EXPENSES		53,570,699
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(5,992,975)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(37,176,458)
Reduction of custodian fees (Note 6)	(179)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(43,169,612)
Net expenses			10,401,087
Net investment income			449,256
Net realized gain on investments (including realized gain of $2 on sales of investments in an affiliated holding*)			7,910
Change in net assets resulting from operations			$457,166
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

Year Ended July 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$449,256	$27,076,477
Net realized gain	7,910	12,213
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	457,166	27,088,690
Distributions to Shareholders:
Distribution to shareholders	(446,155)	(27,113,973)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(446,155)	(27,113,973)
Share Transactions:
Proceeds from sale of shares	1,667,943,463	1,976,943,371
Net asset value of shares issued to shareholders in payment of distributions declared	436,441	26,473,971
Cost of shares redeemed	(1,685,214,367)	(1,720,835,686)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(16,834,463)	282,581,656
Change in net assets	(16,823,452)	282,556,373
Net Assets:
Beginning of period	4,312,747,679	4,030,191,306
End of period	$4,295,924,227	$4,312,747,679
See Notes which are an integral part of the Financial Statements
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13

Notes to Financial Statements
July 31, 2021
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Capital Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers, reimbursement and reduction of $43,169,612 is disclosed in various locations in this Note 2, Note 5 and Note 6.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2021, unaffiliated third-party financial intermediaries waived $11,094,085 of other service fees. For the year ended July 31, 2021, unaffiliated third-party financial intermediaries waived $1,099,628 of transfer agent fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2021	2020
Shares sold	1,667,943,463	1,976,943,371
Shares issued to shareholders in payment of distributions declared	436,441	26,473,971
Shares redeemed	(1,685,214,367)	(1,720,835,686)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(16,834,463)	282,581,656
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary Income[1]	$446,155	$27,113,973
1
For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$3,101
Capital Loss Carryforwards	$(934)
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17

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, the Adviser voluntarily waived $5,951,276 of its fee and voluntarily reimbursed $753,513 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2021, the Adviser reimbursed $41,699.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, FSC waived $24,229,232 of its fees. For the year ended July 31, 2021, FSC retained $28,239 of fees paid by the Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights,
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18

excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the investments in affiliated funds paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2021, the Fund’s expenses were reduced by $179 under these arrangements.
7. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2021, the Fund had no outstanding loans. During the year ended July 31, 2021, the Fund did not utilize the LOC.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of July 31, 2021, there were no outstanding loans. During the year ended July 31, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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20

Report of Independent Registered Public Accounting Firm
TO THE board of trustees OF Federated Hermes Money Market Obligations trust and shareholders of Federated Hermes Capital Reserves Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Capital Reserves Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of July 31, 2021, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2021
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 to July 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2021	Ending Account Value 7/31/2021	Expenses Paid During Period[1]
Actual	$1,000	$1,000.00	$[2]0.89
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.90	$[2]0.90
1
Expenses are equal to the Fund’s annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

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28

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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29

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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31

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Capital Reserves Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2020. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to improve the Fund’s performance, and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily
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than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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40

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report
41

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
42

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Capital Reserves Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
41050 (9/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2021

Share Class | Ticker	A | GRAXX	B | GRBXX	C | GRCXX
	F | GRGXX	P | GRFXX

Federated Hermes Government Reserves Fund
Fund Established 2005

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2020 through July 31, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	57.1%
U.S. Treasury Securities	29.0%
U.S. Government Agency Securities	14.6%
Other Assets and Liabilities—Net[2]	(0.7)%
TOTAL	100%
At July 31, 2021, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	[4]75.8%
8-30 Days	6.7%
31-90 Days	13.3%
91-180 Days	3.2%
181 Days or more	1.7%
Other Assets and Liabilities—Net[2]	(0.7)%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4
Overnight Securities Comprised 59.8% of the Fund’s portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2021
Principal Amount		Value
	REPURCHASE AGREEMENTS—57.1%
$250,000,000	Repurchase agreement, 0.055% dated 7/30/2021 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $250,001,146 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 2/20/2051 and the market value of those underlying securities was $257,356,873.	$250,000,000
35,000,000	Repurchase agreement, 0.050% dated 7/30/2021 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $35,000,146 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 10/12/2021 and the market value of those underlying securities was $35,700,165.	35,000,000
150,000,000	Interest in $200,000,000 joint repurchase agreement, 0.055% dated 7/30/2021 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $200,000,917 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 2/25/2036 and the market value of those underlying securities was $206,056,714.	150,000,000
400,000,000	Repurchase agreement, 0.020% dated 5/13/2021 under which BNP Paribas SA will repurchase the securities provided as collateral for $400,020,222 on 8/12/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 5/15/2041 and the market value of those underlying securities was $408,018,360.	400,000,000
192,000,000	Repurchase agreement, 0.050% dated 7/30/2021 under which BNP Paribas SA will repurchase the securities provided as collateral for $192,000,800 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 2/15/2051 and the market value of those underlying securities was $195,840,883.	192,000,000
141,368,000	Interest in $1,700,000,000 joint repurchase agreement, 0.050% dated 7/30/2021 under which Bank Of America Securities, Inc. will repurchase the securities provided as collateral for $1,700,007,083 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency with various maturities to 4/20/2071 and the market value of those underlying securities was $1,739,450,450.	141,368,000
Annual Shareholder Report
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$150,000,000	Repurchase agreement, 0.050% dated 7/30/2021 under which Bank Of America Securities, Inc. will repurchase the securities provided as collateral for $150,000,625 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 2/15/2029 and the market value of those underlying securities was $153,000,676.	$150,000,000
150,000,000	Repurchase agreement, 0.050% dated 7/30/2021 under which Bank Of America Securities, Inc. will repurchase the securities provided as collateral for $150,000,625 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 7/15/2023 and the market value of those underlying securities was $153,000,690.	150,000,000
350,000,000	Repurchase agreement, 0.060% dated 7/22/2021 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $350,019,250 on 8/24/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 2/15/2045 and the market value of those underlying securities was $357,006,608.	350,000,000
500,000,000	Repurchase agreement, 0.070% dated 3/4/2020 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $500,509,444 on 8/10/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 5/15/2051 and the market value of those underlying securities was $510,003,922.	500,000,000
3,000,000,000	Repurchase agreement, 0.050% dated 7/30/2021 under which Federal Reserve Bank of New York will repurchase the securities provided as collateral for $3,000,012,500 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 11/15/2044 and the market value of those underlying securities was $3,000,012,595.	3,000,000,000
500,000,000	Repurchase agreement, 0.055% dated 7/30/2021 under which Fixed Income Clearing Corporation will repurchase the securities provided as collateral for $500,002,292 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 5/15/2027 and the market value of those underlying securities was $510,000,016.	500,000,000
50,000,000	Repurchase agreement, 0.055% dated 7/30/2021 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $50,000,229 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency with various maturities to 6/1/2051 and the market value of those underlying securities was $51,000,000.	50,000,000
Annual Shareholder Report
3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$353,000,000		Interest in $600,000,000 joint repurchase agreement, 0.055% dated 7/30/2021 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $600,002,750 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 5/15/2051 and the market value of those underlying securities was $612,002,847.	$353,000,000
200,000,000		Repurchase agreement, 0.055% dated 7/30/2021 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $200,000,917 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 6/20/2051 and the market value of those underlying securities was $204,637,538.	200,000,000
130,000,000		Repurchase agreement, 0.060% dated 7/30/2021 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $130,000,650 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S Government Agency Securities with various maturities to 8/26/2052 and the market value of those underlying securities was $132,829,613.	130,000,000
50,000,000		Repurchase agreement, 0.060% dated 7/30/2021 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,000,250 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S Government Agency Securities with various maturities to 9/1/2035 and the market value of those underlying securities was $51,000,255.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	6,601,368,000
		U.S. TREASURY—29.0%
160,000,000	[1]	United States Treasury Bill, 0.010%, 8/19/2021	159,999,200
120,000,000	[1]	United States Treasury Bill, 0.015%, 8/12/2021	119,999,450
130,000,000	[1]	United States Treasury Bill, 0.015%, 8/26/2021	129,998,646
125,000,000	[1]	United States Treasury Bill, 0.015%, 9/21/2021	124,997,344
150,000,000	[1]	United States Treasury Bill, 0.020%, 9/14/2021	149,996,333
100,000,000	[1]	United States Treasury Bill, 0.020%, 9/28/2021	99,996,778
136,875,000	[1]	United States Treasury Bill, 0.025%, 8/10/2021	136,874,144
130,550,000	[1]	United States Treasury Bill, 0.025%, 8/17/2021	130,548,549
224,500,000	[1]	United States Treasury Bill, 0.025%, 8/31/2021	224,495,323
77,000,000	[1]	United States Treasury Bill, 0.025%, 9/9/2021	76,997,915
55,300,000	[1]	United States Treasury Bill, 0.025%, 9/16/2021	55,298,234
75,000,000	[1]	United States Treasury Bill, 0.030%, 8/3/2021	74,999,875
50,700,000	[1]	United States Treasury Bill, 0.035%, 11/4/2021	50,695,317
51,000,000	[1]	United States Treasury Bill, 0.037%, 10/28/2021	50,995,325
190,000,000	[1]	United States Treasury Bill, 0.040%, 9/23/2021	189,988,811
Annual Shareholder Report
4

Principal Amount			Value
		U.S. TREASURY—continued
$185,000,000	[1]	United States Treasury Bill, 0.040%, 10/14/2021	$184,984,789
275,000,000	[1]	United States Treasury Bill, 0.040%, 10/21/2021	274,975,250
50,000,000	[1]	United States Treasury Bill, 0.040%, 12/9/2021	49,992,778
65,000,000	[1]	United States Treasury Bill, 0.110%, 12/2/2021	64,975,571
124,400,000	[1]	United States Treasury Bills, 0.015%—0.070%, 8/5/2021	124,399,456
115,000,000	[1]	United States Treasury Bills, 0.073%—0.075%, 7/14/2022	114,917,756
80,000,000	[2]	United States Treasury Floating Rate Notes, 0.080% (91-day T-Bill +0.029%), 8/3/2021	80,000,000
117,760,000	[2]	United States Treasury Floating Rate Notes, 0.084% (91-day T-Bill +0.034%), 8/3/2021	117,763,908
165,150,000	[2]	United States Treasury Floating Rate Notes, 0.099% (91-day T-Bill +0.049%), 8/3/2021	165,163,936
75,500,000	[2]	United States Treasury Floating Rate Notes, 0.105% (91-day T-Bill +0.055%), 8/3/2021	75,499,999
11,500,000	[2]	United States Treasury Floating Rate Notes, 0.204% (91-day T-Bill +0.154%), 8/3/2021	11,500,000
28,000,000	[2]	United States Treasury Floating Rate Notes, 0.350% (91-day T-Bill +0.300%), 8/3/2021	28,002,221
15,750,000		United States Treasury Note, 1.750%, 5/15/2022	15,957,932
20,000,000		United States Treasury Note, 2.000%, 12/31/2021	20,158,735
50,000,000		United States Treasury Note, 2.875%, 11/15/2021	50,400,016
57,000,000		United States Treasury Notes, 0.125%—1.875%, 5/31/2022	57,315,706
60,000,000		United States Treasury Notes, 1.250%—1.500%, 10/31/2021	60,191,329
74,500,000		United States Treasury Notes, 1.500%—2.000%, 8/31/2021	74,595,929
		TOTAL U.S. TREASURY	3,346,676,555
		GOVERNMENT AGENCIES—14.6%
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.090% (Secured Overnight Financing Rate +0.040%), 8/2/2021	20,000,000
28,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.045%), 8/2/2021	27,996,969
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.055%), 8/2/2021	49,996,530
15,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 8/2/2021	15,000,000
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 8/2/2021	20,000,000
55,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.125% (Secured Overnight Financing Rate +0.075%), 8/2/2021	55,000,000
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.195% (Secured Overnight Financing Rate +0.145%), 8/2/2021	20,000,000
37,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.180%), 8/2/2021	37,000,000
Annual Shareholder Report
5

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$34,700,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.260% (Secured Overnight Financing Rate +0.210%), 8/2/2021	$34,700,000
55,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.350% (Secured Overnight Financing Rate +0.300%), 8/2/2021	55,000,000
79,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.070% (Secured Overnight Financing Rate +0.020%), 8/2/2021	79,000,000
35,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.035%), 8/2/2021	35,000,000
48,100,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.090% (Secured Overnight Financing Rate +0.040%), 8/2/2021	48,100,000
90,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.045%), 8/2/2021	90,000,000
62,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.055%), 8/2/2021	62,500,000
198,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 8/2/2021	198,000,000
27,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 8/2/2021	27,000,000
63,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.130% (Secured Overnight Financing Rate +0.080%), 8/2/2021	63,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.135% (Secured Overnight Financing Rate +0.085%), 8/2/2021	25,000,000
44,600,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.090%), 8/2/2021	44,600,000
17,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.165% (Secured Overnight Financing Rate +0.115%), 8/2/2021	17,000,000
60,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.170% (Secured Overnight Financing Rate +0.120%), 8/2/2021	60,000,000
39,650,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.200% (Secured Overnight Financing Rate +0.150%), 8/2/2021	39,650,000
127,000,000		Federal Home Loan Bank System, 0.030%—0.125%, 8/16/2021 - 11/29/2021	126,998,358
70,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 8/2/2021	70,000,000
21,300,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.090%), 8/2/2021	21,300,000
13,250,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	13,250,000
26,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.220% (Secured Overnight Financing Rate +0.170%), 8/2/2021	26,000,000
25,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.240% (Secured Overnight Financing Rate +0.190%), 8/2/2021	24,997,926
26,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	26,000,000
Annual Shareholder Report
6

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$20,800,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.270% (Secured Overnight Financing Rate +0.220%), 8/2/2021	$20,800,000
30,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.280% (Secured Overnight Financing Rate +0.230%), 8/2/2021	30,000,000
53,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.320% (Secured Overnight Financing Rate +0.270%), 8/2/2021	53,000,000
39,500,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.340% (Secured Overnight Financing Rate +0.290%), 8/2/2021	39,500,000
36,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.360% (Secured Overnight Financing Rate +0.310%), 8/2/2021	36,000,000
50,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.370% (Secured Overnight Financing Rate +0.320%), 8/2/2021	50,000,000
28,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.440% (Secured Overnight Financing Rate +0.390%), 8/2/2021	28,000,000
		TOTAL GOVERNMENT AGENCIES	1,689,389,783
		TOTAL INVESTMENT IN SECURITIES—100.7% (AT AMORTIZED COST)[3]	11,637,434,338
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[4]	(77,953,736)
		TOTAL NET ASSETS—100%	$11,559,480,602
1
Discount rate at time of purchase.
2
Floating/variable note with current rate and current maturity or next reset date shown.
3
Also represents cost for federal tax purposes.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2021, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.006	0.015	0.006	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.006	0.015	0.006	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.006)	(0.015)	(0.006)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.006)	(0.015)	(0.006)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.61%	1.47%	0.56%	0.02%
Ratios to Average Net Assets:
Net expenses[3,4]	0.11%	0.64%	0.87%	0.87%	0.65%
Net investment income	0.01%	0.54%	1.48%	0.54%	0.02%
Expense waiver/reimbursement[5]	0.92%	0.41%	0.14%	0.15%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$133,442	$150,878	$103,120	$73,428	$87,623
1
Represents less than $0.001.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.11%, 0.64%, 0.87%, 0.87% and 0.65% for the years ended July 31, 2021, 2020, 2019, 2018 and 2017, respectively, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.004	0.011	0.002	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.004	0.011	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.004)	(0.011)	(0.002)	—
Distributions from net realized gain	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.004)	(0.011)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.36%	1.07%	0.23%	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4,5]	0.11%	0.95%	1.27%	1.19%	0.65%
Net investment income	0.01%	0.40%	1.07%	0.20%	0.00%
Expense waiver/reimbursement[6]	1.26%	0.43%	0.11%	0.17%	0.74%
Supplemental Data:
Net assets, end of period (000 omitted)	$843	$1,139	$1,682	$2,024	$3,252
1
Represents less than $0.001.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3
Represents less than 0.01%.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.11%, 0.95%, 1.27%, 1.19% and 0.65% for the years ended July 31, 2021, 2020, 2019, 2018 and 2017, respectively, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.004	0.011	0.002	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.004	0.011	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.004)	(0.011)	(0.002)	—
Distributions from net realized gain	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.004)	(0.011)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.38%	1.08%	0.23%	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4,5]	0.10%	0.69%	1.26%	1.20%	0.68%
Net investment income	0.01%	0.22%	1.09%	0.19%	0.00%
Expense waiver/reimbursement[6]	1.23%	0.65%	0.08%	0.16%	0.69%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,677	$8,299	$4,505	$6,007	$9,963
1
Represents less than $0.001.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3
Represents less than 0.01%.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.10%, 0.69%, 1.26%, 1.20% and 0.68% for the years ended July 31, 2021, 2020, 2019, 2018 and 2017, respectively, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.006	0.015	0.006	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.006	0.015	0.006	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.006)	(0.015)	(0.006)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.006)	(0.015)	(0.006)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.61%	1.47%	0.56%	0.02%
Ratios to Average Net Assets:
Net expenses[3,4]	0.11%	0.62%	0.87%	0.87%	0.62%
Net investment income	0.01%	0.53%	1.49%	0.54%	0.02%
Expense waiver/reimbursement[5]	0.89%	0.42%	0.16%	0.16%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,609	$1,743	$1,556	$1,071	$1,524
1
Represents less than $0.001.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.11%, 0.62%, 0.87%, 0.87% and 0.62% for the years ended July 31, 2021, 2020, 2019, 2018 and 2017, respectively, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Class P Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.005	0.013	0.004	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.005	0.013	0.004	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.005)	(0.013)	(0.004)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.005)	(0.013)	(0.004)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.52%	1.32%	0.41%	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4,5]	0.11%	0.72%	1.02%	1.02%	0.66%
Net investment income	0.01%	0.47%	1.31%	0.40%	0.00%
Expense waiver/reimbursement[6]	1.09%	0.48%	0.18%	0.18%	0.54%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,417,910	$10,706,195	$8,069,420	$8,626,983	$10,580,501
1
Represents less than $0.001.
2
Based on net asset value.
3
Represents less than 0.01%.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.11%, 0.72%, 1.02%, 1.02% and 0.66% for the years ended July 31, 2021, 2020, 2019, 2018 and 2017, respectively, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Assets and Liabilities
July 31, 2021

Assets:
Investment in securities	$5,036,066,338
Investments in repurchase agreements	6,601,368,000
Investment in securities, at amortized cost and fair value		$11,637,434,338
Cash		561,127
Income receivable		1,715,943
Receivable for shares sold		379,692
TOTAL ASSETS		11,640,091,100
Liabilities:
Payable for investments purchased	80,000,351
Payable for shares redeemed	107,000
Payable for investment adviser fee (Note 5)	84,258
Payable for administrative fee (Note 5)	49,821
Payable for other service fees (Notes 2 and 5)	322
Accrued expenses (Note 5)	368,746
TOTAL LIABILITIES		80,610,498
Net assets for 11,559,156,862 shares outstanding		$11,559,480,602
Net Assets Consists of:
Paid-in capital		$11,559,155,726
Total distributable earnings		324,876
TOTAL NET ASSETS		$11,559,480,602
Annual Shareholder Report
13

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($133,442,294 ÷ 133,438,459 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
Net asset value per share ($842,501 ÷ 842,479 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00)[1]	$0.95
Class C Shares:
Net asset value per share ($5,676,731 ÷ 5,676,573 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
Net asset value per share ($1,609,030 ÷ 1,608,986 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class P Shares:
Net asset value per share ($11,417,910,046 ÷ 11,417,590,365 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
1
Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Operations
Year Ended July 31, 2021

Investment Income:
Interest			$14,032,667
Expenses:
Investment adviser fee (Note 5)		$23,184,262
Administrative fee (Note 5)		9,053,701
Custodian fees		354,037
Transfer agent fees (Notes 2 and 5)		11,612,594
Directors’/Trustees’ fees (Note 5)		56,942
Auditing fees		22,400
Legal fees		13,281
Distribution services fee (Note 5)		63,624,398
Other service fees (Notes 2 and 5)		28,773,242
Portfolio accounting fees		193,000
Share registration costs		853,493
Printing and postage		626,796
Miscellaneous (Note 5)		44,270
TOTAL EXPENSES		138,412,416
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(21,959,340)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(103,790,300)
Reduction of custodian fees (Note 6)	(316)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(125,749,956)
Net expenses			12,662,460
Net investment income			1,370,207
Net realized gain on investments			14,886
Change in net assets resulting from operations			$1,385,093
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Changes in Net Assets

Year Ended July 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,370,207	$45,625,238
Net realized gain	14,886	24,216
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,385,093	45,649,454
Distributions to Shareholders:
Class A Shares	(13,570)	(694,231)
Class B Shares	(92)	(5,236)
Class C Shares	(895)	(17,672)
Class F Shares	(168)	(9,320)
Class P Shares	(1,067,900)	(44,898,751)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,082,625)	(45,625,210)
Share Transactions:
Proceeds from sale of shares	8,148,572,146	8,572,744,710
Net asset value of shares issued to shareholders in payment of distributions declared	1,049,111	44,341,265
Cost of shares redeemed	(7,458,696,904)	(5,929,139,320)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	690,924,353	2,687,946,655
Change in net assets	691,226,821	2,687,970,899
Net Assets:
Beginning of period	10,868,253,781	8,180,282,882
End of period	$11,559,480,602	$10,868,253,781
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Notes to Financial Statements
July 31, 2021
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Annual Shareholder Report
17

The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report
18

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers, reimbursement and reduction of $125,749,956 is disclosed in various locations in this Note 2, Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Class A Shares	$58,572	$(4,887)	$(50,864)
Class B Shares	745	(725)	—
Class C Shares	4,327	(1,733)	(2,418)
Class F Shares	811	(100)	(676)
Class P Shares	11,548,139	(1,790,790)	(9,540,544)
TOTAL	$11,612,594	$(1,798,235)	$(9,594,502)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
Annual Shareholder Report
19

For the year ended July 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees waived by Unaffiliated Third Parties
Class A Shares	$372,915	$(300)	$(372,615)
Class B Shares	2,457	(2,457)	—
Class C Shares	23,011	—	(23,011)
Class F Shares	3,966	(8)	(3,958)
Class P Shares	28,370,893	—	(28,370,893)
TOTAL	$28,773,242	$(2,765)	$(28,770,477)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Annual Shareholder Report
20

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2021		2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	81,657,832	$81,657,832	151,172,174	$151,172,174
Shares issued to shareholders in payment of distributions declared	13,091	13,091	678,625	678,625
Shares redeemed	(99,109,836)	(99,109,836)	(104,093,265)	(104,093,265)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(17,438,913)	$(17,438,913)	47,757,534	$47,757,534

Year Ended July 31	2021		2020
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	324,777	$324,777	938,157	$938,157
Shares issued to shareholders in payment of distributions declared	87	87	5,210	5,210
Shares redeemed	(621,739)	(621,739)	(1,486,180)	(1,486,180)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(296,875)	$(296,875)	(542,813)	$(542,813)

Year Ended July 31	2021		2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	15,818,992	$15,818,992	20,152,713	$20,152,713
Shares issued to shareholders in payment of distributions declared	889	889	17,553	17,553
Shares redeemed	(18,442,707)	(18,442,707)	(16,375,485)	(16,375,485)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,622,826)	$(2,622,826)	3,794,781	$3,794,781

Year Ended July 31	2021		2020
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	601,358	$601,358	1,304,633	$1,304,633
Shares issued to shareholders in payment of distributions declared	119	119	5,873	5,873
Shares redeemed	(735,128)	(735,128)	(1,123,997)	(1,123,997)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(133,651)	$(133,651)	186,509	$186,509
Annual Shareholder Report
21

Year Ended July 31	2021		2020
Class P Shares:	Shares	Amount	Shares	Amount
Shares sold	8,050,169,194	$8,050,169,187	8,399,177,033	$8,399,177,033
Shares issued to shareholders in payment of distributions declared	1,034,925	1,034,925	43,634,004	43,634,004
Shares redeemed	(7,339,787,494)	(7,339,787,494)	(5,806,060,393)	(5,806,060,393)
NET CHANGE RESULTING FROM CLASS P SHARE TRANSACTIONS	711,416,625	$711,416,618	2,636,750,644	$2,636,750,644
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	690,924,360	$690,924,353	2,687,946,655	$2,687,946,655
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income[1]	$1,082,625	$45,625,210
1
For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Ordinary income[1]	$324,876
1
For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2021, the Adviser voluntarily waived $21,959,340 of its fee and voluntarily reimbursed $1,798,235 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.45%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.45%
Class P Shares	0.55%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class A Shares	$ 680,153	$(680,076)
Class B Shares	7,369	(7,369)
Class C Shares	70,243	(70,243)
Class F Shares	8,438	(8,438)
Class P Shares	62,858,195	(62,858,195)
TOTAL	$63,624,398	$(63,624,321)
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2021, FSC retained $3,618, $2,455 and $7 of CDSC relating to redemptions of Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the year ended July 31, 2021, FSSC received $2,457 and reimbursed $2,765 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 1.27%, 0.87% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2021, the Fund’s expenses were reduced by $316 under these arrangements.
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7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2021, there were no outstanding loans. During the year ended July 31, 2021, the program was not utilized.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Report of Independent Registered Public Accounting Firm
TO THE board of trustees OF Federated Hermes Money Market Obligations Trust and shareholders of Federated Hermes Government Reserves Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Government Reserves Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of July 31, 2021, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2021
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 to July 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2021	Ending Account Value 7/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,000.00	$[2]0.30
Class B Shares	$1,000.00	$1,000.00	$[3]0.30
Class C Shares	$1,000.00	$1,000.00	$[4]0.30
Class F Shares	$1,000.00	$1,000.00	$[5]0.30
Class P Shares	$1,000.00	$1,000.00	$[6]0.30
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,024.50	$[2]0.30
Class B Shares	$1,000.00	$1,024.50	$[3]0.30
Class C Shares	$1,000.00	$1,024.50	$[4]0.30
Class F Shares	$1,000.00	$1,024.50	$[5]0.30
Class P Shares	$1,000.00	$1,024.50	$[6]0.30
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.06%
Class B Shares	0.06%
Class C Shares	0.06%
Class F Shares	0.06%
Class P Shares	0.06%
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class A Shares current Fee Limit of 0.87% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.31 and $4.36, respectively.
3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class B Shares current Fee Limit of 1.27% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.30 and $6.36, respectively.
4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class C Shares current Fee Limit of 1.27% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.30 and $6.36, respectively.
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5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class F Shares current Fee Limit of 0.87% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.31 and $4.36, respectively.
6
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class P Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 2009
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since December 2009. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Government Reserves Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2020. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to improve the Fund’s performance, and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily
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than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Reserves Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919544
CUSIP 608919536
CUSIP 608919528
CUSIP 608919510
CUSIP 608919205
33543 (9/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2021

Shares | Ticker	Select | GRTXX	Institutional | GOIXX
	Service | GOSXX	Administrative | GOEXX
	Cash II | GFYXX	Cash Series | GFSXX
	Capital | GOCXX	Trust | GORXX
	Premier | GOFXX	Advisor | GOVXX

Federated Hermes Government Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2020 through July 31, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	34.6%
U.S. Government Agency Securities	14.0%
Repurchase Agreements	50.7%
Other Assets and Liabilities—Net[2]	0.7%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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At July 31, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	67.3%
8-30 Days	7.4%
31-90 Days	11.8%
91-180 Days	9.0%
181 Days or more	3.8%
Other Assets and Liabilities—Net[2]	0.7%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
July 31, 2021
Principal Amount			Value
		GOVERNMENT AGENCIES— 14.0%
$ 24,000,000	[1]	Federal Farm Credit System Discount Notes, 0.060%, 1/25/2022	$23,992,920
595,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.070% (Secured Overnight Financing Rate +0.020%), 8/2/2021	594,977,068
380,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.075% (Secured Overnight Financing Rate +0.025%), 8/2/2021 - 8/5/2021	380,000,000
350,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.082% (Secured Overnight Financing Rate +0.032%), 8/2/2021	349,985,311
1,631,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.035%), 8/2/2021	1,630,984,188
160,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.090% (Secured Overnight Financing Rate +0.040%), 8/2/2021	160,000,000
377,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.045%), 8/2/2021	376,973,876
17,600,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.055%), 8/2/2021	17,598,778
405,700,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 8/2/2021	405,700,000
145,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 8/2/2021	145,000,000
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.120% (Secured Overnight Financing Rate +0.070%), 8/2/2021	100,000,000
408,200,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.125% (Secured Overnight Financing Rate +0.075%), 8/2/2021	408,200,000
395,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.180%), 8/2/2021	395,000,000
714,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.350% (Secured Overnight Financing Rate +0.300%), 8/2/2021	714,000,000
198,000,000	[1]	Federal Home Loan Bank System Discount Notes, 0.037% - 0.040%, 10/6/2021 - 10/20/2021	197,985,978
360,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.060% (Secured Overnight Financing Rate +0.010%), 8/2/2021	360,000,000
742,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 8/2/2021	742,000,000
280,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 8/2/2021	280,000,000
650,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.130% (Secured Overnight Financing Rate +0.080%), 8/2/2021	650,500,000
472,200,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.135% (Secured Overnight Financing Rate +0.085%), 8/2/2021	472,201,813
575,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.090%), 8/2/2021	575,000,000
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Principal Amount			Value
		GOVERNMENT AGENCIES— continued
$ 197,750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.165% (Secured Overnight Financing Rate +0.115%), 8/2/2021	$197,750,000
679,400,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.170% (Secured Overnight Financing Rate +0.120%), 8/2/2021	679,400,000
476,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.200% (Secured Overnight Financing Rate +0.150%), 8/2/2021	476,000,000
4,889,410,000		Federal Home Loan Bank System, 0.030% - 2.375%, 8/16/2021 - 2/22/2022	4,889,487,067
627,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 8/2/2021	627,000,000
304,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.090%), 8/2/2021	304,000,000
144,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.200% (Secured Overnight Financing Rate +0.150%), 8/2/2021	143,974,214
518,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.180%), 8/2/2021	518,000,000
333,800,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	333,800,000
200,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.340% (Secured Overnight Financing Rate +0.290%), 8/2/2021	200,000,000
455,500,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.360% (Secured Overnight Financing Rate +0.310%), 8/2/2021	455,500,000
25,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.370% (Secured Overnight Financing Rate +0.320%), 8/2/2021	25,017,409
266,827,000	[2]	Housing and Urban Development Floating Rate Notes, 0.370% (91-day T-Bill +0.350%), 8/2/2021	266,827,000
		TOTAL GOVERNMENT AGENCIES	18,096,855,622
		U.S. TREASURIES— 34.6%
1,826,000,000	[1]	United States Treasury Bills, 0.010% - 0.015%, 8/19/2021	1,825,990,182
1,383,000,000	[1]	United States Treasury Bills, 0.015%, 8/12/2021	1,382,993,661
1,200,000,000	[1]	United States Treasury Bills, 0.015%, 8/26/2021	1,199,987,499
1,400,000,000	[1]	United States Treasury Bills, 0.015%, 9/21/2021	1,399,970,252
1,535,000,000	[1]	United States Treasury Bills, 0.015% - 0.030%, 8/3/2021	1,534,997,692
1,240,000,000	[1]	United States Treasury Bills, 0.015% - 0.070%, 8/5/2021	1,239,994,267
1,469,000,000	[1]	United States Treasury Bills, 0.020%, 9/14/2021	1,468,964,091
1,245,000,000	[1]	United States Treasury Bills, 0.020%, 9/28/2021	1,244,959,884
1,412,000,000	[1]	United States Treasury Bills, 0.025%, 8/10/2021	1,411,991,175
1,340,000,000	[1]	United States Treasury Bills, 0.025%, 8/17/2021	1,339,985,110
1,446,500,000	[1]	United States Treasury Bills, 0.025%, 8/24/2021	1,446,476,896
1,342,000,000	[1]	United States Treasury Bills, 0.025%, 8/31/2021	1,341,972,042
870,000,000	[1]	United States Treasury Bills, 0.025%, 9/9/2021	869,976,439
613,000,000	[1]	United States Treasury Bills, 0.025%, 9/16/2021	612,980,419
1,902,000,000	[1]	United States Treasury Bills, 0.030% - 0.040%, 9/23/2021	1,901,890,203
489,000,000	[1]	United States Treasury Bills, 0.035%, 11/4/2021	488,954,837
Annual Shareholder Report
4

Principal Amount			Value
		U.S. TREASURIES— continued
$ 223,000,000	[1]	United States Treasury Bills, 0.035%, 11/12/2021	$222,977,669
1,674,000,000	[1]	United States Treasury Bills, 0.035% - 0.038%, 10/14/2021	1,673,873,534
1,185,000,000	[1]	United States Treasury Bills, 0.035% - 0.140%, 10/7/2021	1,184,878,843
2,499,500,000	[1]	United States Treasury Bills, 0.040%, 10/21/2021	2,499,275,048
213,000,000	[1]	United States Treasury Bills, 0.040%, 12/9/2021	212,969,234
1,330,600,000	[1]	United States Treasury Bills, 0.050%, 11/9/2021	1,330,415,195
685,000,000	[1]	United States Treasury Bills, 0.050%, 11/16/2021	684,898,203
1,591,900,000	[1]	United States Treasury Bills, 0.050%, 1/20/2022	1,591,519,709
1,561,030,000	[1]	United States Treasury Bills, 0.050% - 0.053%, 1/13/2022	1,560,667,677
942,000,000	[1]	United States Treasury Bills, 0.075%, 7/14/2022	941,319,016
710,000,000	[1]	United States Treasury Bills, 0.110%, 12/2/2021	709,733,159
448,100,000	[2]	United States Treasury Floating Rate Notes, 0.080% (91-day T-Bill +0.029%), 8/3/2021	448,097,979
2,149,000,000	[2]	United States Treasury Floating Rate Notes, 0.084% (91-day T-Bill +0.034%), 8/3/2021	2,149,108,618
1,635,920,000	[2]	United States Treasury Floating Rate Notes, 0.099% (91-day T-Bill +0.049%), 8/3/2021	1,636,073,550
1,111,000,000	[2]	United States Treasury Floating Rate Notes, 0.105% (91-day T-Bill +0.055%), 8/3/2021	1,111,004,195
260,000,000	[2]	United States Treasury Floating Rate Notes, 0.164% (91-day T-Bill +0.114%), 8/3/2021	260,184,578
125,800,000	[2]	United States Treasury Floating Rate Notes, 0.204% (91-day T-Bill +0.154%), 8/3/2021	125,800,000
374,000,000	[2]	United States Treasury Floating Rate Notes, 0.350% (91-day T-Bill +0.300%), 8/3/2021	374,074,830
390,000,000		United States Treasury Notes, 0.125%, 4/30/2022	390,126,453
383,000,000		United States Treasury Notes, 0.125% - 1.750%, 6/30/2022	386,081,061
740,000,000		United States Treasury Notes, 1.250%, 10/31/2021	742,125,344
118,000,000		United States Treasury Notes, 1.500%, 8/31/2021	118,132,076
100,000,000		United States Treasury Notes, 1.500%, 11/30/2021	100,463,162
112,000,000		United States Treasury Notes, 1.750%, 2/28/2022	113,073,771
458,000,000		United States Treasury Notes, 1.750%, 5/15/2022	464,049,885
600,000,000		United States Treasury Notes, 1.750% - 1.875%, 3/31/2022	606,784,517
696,000,000		United States Treasury Notes, 1.875%, 1/31/2022	702,297,903
251,000,000		United States Treasury Notes, 1.875%, 5/31/2022	254,757,292
184,000,000		United States Treasury Notes, 2.000%, 12/31/2021	185,460,358
280,000,000		United States Treasury Notes, 2.125% - 2.750%, 8/15/2021	280,251,507
350,000,000		United States Treasury Notes, 2.500%, 1/15/2022	353,885,190
575,000,000		United States Treasury Notes, 2.875%, 11/15/2021	579,607,219
		TOTAL	44,706,051,424
Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS— 50.7%
$ 540,000,000	Interest in $675,000,000 joint repurchase agreement 0.06%, dated 7/30/2021 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $675,003,094 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/16/2062 and the market value of those underlying securities was $693,780,453.	$540,000,000
500,000,000	Repurchase agreement 0.06%, dated 7/30/2021 under which Australia & New Zealand Banking Group, Melbourne, will repurchase securities provided as collateral for $500,002,292 on 8/2/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 5/15/2050 and the market value of those underlying securities was $510,000,587.	500,000,000
1,511,617,000	Interest in $1,745,000,000 joint repurchase agreement 0.06%, dated 7/30/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,745,007,998 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2049 and the market value of those underlying securities was $1,779,908,158.	1,511,617,000
195,000,000	Interest in $250,000,000 joint repurchase agreement 0.05%, dated 4/1/2021 under which Bank of Montreal will repurchase securities provided as collateral for $250,042,708 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/15/2061 and the market value of those underlying securities was $255,043,574.	195,000,000
200,000,000	Interest in $250,000,000 joint repurchase agreement 0.06%, dated 7/14/2021 under which Bank of Montreal will repurchase securities provided as collateral for $250,013,750 on 8/16/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2051 and the market value of those underlying securities was $255,008,075.	200,000,000
200,000,000	Interest in $250,000,000 joint repurchase agreement 0.06%, dated 7/16/2021 under which Bank of Montreal will repurchase securities provided as collateral for $250,012,917 on 8/16/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2051 and the market value of those underlying securities was $255,010,405.	200,000,000
100,000,000	Repurchase agreement 0.06%, dated 7/21/2021 under which Bank of Montreal will repurchase securities provided as collateral for $100,005,500 on 8/23/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2051 and the market value of those underlying securities was $102,002,392.	100,000,000
Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 100,000,000	Repurchase agreement 0.07%, dated 7/7/2021 under which Bank of Montreal will repurchase securities provided as collateral for $100,012,250 on 9/8/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/15/2056 and the market value of those underlying securities was $102,005,157.	$100,000,000
200,000,000	Interest in $250,000,000 joint repurchase agreement 0.07%, dated 7/9/2021 under which Bank of Montreal will repurchase securities provided as collateral for $250,030,625 on 9/10/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2051 and the market value of those underlying securities was $255,071,325.	200,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 0.07%, dated 7/6/2021 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $500,029,167 on 8/5/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/20/2071 and the market value of those underlying securities was $514,379,226.	400,000,000
999,000,000	Interest in $1,600,000,000 joint repurchase agreement 0.02%, dated 5/13/2021 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,600,080,889 on 8/12/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $1,632,073,444.	999,000,000
250,000,000	Repurchase agreement 0.02%, dated 5/14/2021 under which BNP Paribas S.A. will repurchase securities provided as collateral for $250,013,056 on 8/16/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2041 and the market value of those underlying securities was $255,011,413.	250,000,000
350,000,000	Interest in $1,350,000,000 joint repurchase agreement 0.05%, dated 7/30/2021 under which BofA Securities, Inc. will repurchase securities provided as collateral for $1,350,005,625 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2057 and the market value of those underlying securities was $1,377,005,738.	350,000,000
500,000,000	Repurchase agreement 0.06%, dated 7/12/2021 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $500,023,681 on 8/12/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2050 and the market value of those underlying securities was $510,024,236.	500,000,000
Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 1,500,000,000	Repurchase agreement 0.06%, dated 7/30/2021 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,500,006,875 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,530,007,070.	$1,500,000,000
750,000,000	Repurchase agreement 0.06%, dated 7/30/2021 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,003,750 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 6/20/2069 and the market value of those underlying securities was $766,112,896.	750,000,000
1,250,000,000	Interest in $1,750,000,000 joint repurchase agreement 0.07%, dated 3/4/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,750,023,819 on 8/10/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2070 and the market value of those underlying securities was $1,788,783,843.	1,250,000,000
44,000,000,000	Repurchase agreement 0.05%, dated 7/30/2021 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $44,000,183,333 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2049 and the market value of those underlying securities was $44,000,183,356.	44,000,000,000
1,500,000,959	Repurchase agreement 0.06%, dated 7/30/2021 under which Fixed Income Clearing Corporation will repurchase securities provided as collateral for $1,500,007,834 on 8/2/2021. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $1,532,066,646.	1,500,000,959
75,000,000	Repurchase agreement 0.06%, dated 7/30/2021 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $75,000,344 on 8/2/2021. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2050 and the market value of those underlying securities was $76,500,000.	75,000,000
2,000,000,000	Repurchase agreement 0.06%, dated 7/30/2021 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,000,009,167 on 8/2/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Treasury securities with various maturities to 11/15/2050 and the market value of those underlying securities was $2,040,840,577.	2,000,000,000
Annual Shareholder Report
8

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 450,001,712	Repurchase agreement 0.06%, dated 7/30/2021 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,003,962 on 8/2/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $459,179,931.	$450,001,712
485,842,000	Interest in $650,000,000 joint repurchase agreement 0.06%, dated 7/30/2021 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $650,003,250 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2051 and the market value of those underlying securities was $663,003,315.	485,842,000
2,150,000,000	Repurchase agreement 0.06%, dated 7/30/2021 under which MUFG Securities Americas, Inc. will repurchase securities provided as collateral for $2,150,009,854 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2061 and the market value of those underlying securities was $2,199,470,772.	2,150,000,000
873,000,000	Interest in $3,275,000,000 joint repurchase agreement 0.06%, dated 7/30/2021 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $3,275,015,010 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2051 and the market value of those underlying securities was $3,340,515,429.	873,000,000
255,854,685	Repurchase agreement 0.07%, dated 7/30/2021 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $255,856,177 on 8/2/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Government Agency securities with various maturities to 10/1/2048 and the market value of those underlying securities was $261,000,592.	255,854,685
125,323,750	Repurchase agreement 0.06%, dated 7/30/2021 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $125,324,377 on 8/2/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $128,023,029.	125,323,750
1,600,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.06%, dated 7/6/2021 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $2,000,306,667 on 10/6/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2059 and the market value of those underlying securities was $2,040,713,897.	1,600,000,000
Annual Shareholder Report
9

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 1,600,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.06%, dated 7/7/2021 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $2,000,310,000 on 10/8/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2059 and the market value of those underlying securities was $2,041,276,988.	$1,600,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.08%, dated 2/9/2021 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $1,000,400,000 on 8/9/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/20/2051 and the market value of those underlying securities was $1,020,413,614.	500,000,000
147,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 7/30/2021 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,013,750 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $3,060,014,952.	147,000,000
311,666,000	Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 7/30/2021 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,013,750 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2051 and the market value of those underlying securities was $3,060,014,025.	311,666,000
50,000,000	Repurchase agreement 0.06%, dated 7/30/2021 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $50,000,250 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2051 and the market value of those underlying securities was $51,000,256.	50,000,000
	TOTAL REPURCHASE AGREEMENTS	65,669,306,106
	TOTAL INVESTMENT IN SECURITIES—99.3% (AT AMORTIZED COST)[3]	128,472,213,152
	OTHER ASSETS AND LIABILITIES - NET—0.7%[4]	952,725,890
	TOTAL NET ASSETS—100%	$129,424,939,042

1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
10

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2021, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights – Select Shares1
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.012	0.012	0.003	0.001
Net realized gain (loss)	0.000[2]	(0.001)	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.000[2]	0.011	0.012	0.003	0.001
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.011)	(0.012)	(0.003)	(0.001)
Distributions from net realized gain	—	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.000)[2]	(0.011)	(0.012)	(0.003)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.02%	1.12%	1.23%	0.31%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.11%	0.17%	1.15%	1.11%	0.68%
Net investment income	0.02%	0.74%	1.21%	0.24%	0.01%
Expense waiver/reimbursement[5]	0.20%	0.14%	0.13%	0.17%	0.58%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,073,883	$7,328,261	$3,307	$2,365	$5,259

1	Effective August 1, 2019, the Class R Shares were re-designated as Select Shares.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.011	0.021	0.013	0.001
Net realized gain (loss)	—	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.011	0.021	0.013	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.011)	(0.021)	(0.013)	(0.001)
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.011)	(0.021)	(0.013)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	1.09%	2.17%	1.26%	0.47%
Ratios to Average Net Assets:
Net expenses[3]	0.10%	0.19%	0.19%	0.19%	0.18%
Net investment income	0.02%	0.97%	2.15%	1.24%	0.47%
Expense waiver/reimbursement[4]	0.23%	0.15%	0.14%	0.15%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,176,397	$29,928,127	$23,667,498	$23,308,693	$26,390,917

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.009	0.019	0.010	0.001
Net realized gain (loss)	—	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.009	0.019	0.010	0.001[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.009)	(0.019)	(0.010)	(0.001)
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.009)	(0.019)	(0.010)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.91%	1.94%	1.03%	0.23%
Ratios to Average Net Assets:
Net expenses[3]	0.11%	0.38%	0.42%	0.41%	0.42%
Net investment income	0.01%	0.83%	1.93%	1.02%	0.23%
Expense waiver/reimbursement[4]	0.43%	0.17%	0.13%	0.13%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,157,890	$12,300,069	$10,249,258	$7,828,028	$8,078,425

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2018[1]
	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.024	0.009	0.019	0.009
Net realized gain (loss)	(0.024)	(0.000)[2]	(0.000)[2]	—
Total From Investment Operations	0.000	0.009	0.019	0.009
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.009)	(0.019)	(0.009)
Distributions from net realized gain	—	(0.000)[2]	—	—
Total Distributions	(0.000)[2]	(0.009)	(0.019)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.02%	0.88%	1.90%	0.91%
Ratios to Average Net Assets:
Net Expenses[4]	0.19%	0.41%	0.45%	0.45%[5]
Net investment income	0.01%	0.89%	1.97%	1.23%[5]
Expense waiver/reimbursement[6]	0.39%	0.18%	0.13%	0.15%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$219	$253,981	$176,438	$12,413

1	Reflects operations for the period from September 28, 2017 (date of initial investment) to July 31, 2018.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.006	0.015	0.006	0.000[1]
Net realized gain (loss)	—	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.006	0.015	0.006	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.006)	(0.015)	(0.006)	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.006)	(0.015)	(0.006)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.63%	1.51%	0.60%	0.03%
Ratios to Average Net Assets:
Net expenses[3]	0.11%	0.64%	0.84%	0.84%	0.60%
Net investment income	0.01%	0.61%	1.51%	0.60%	0.03%
Expense waiver/reimbursement[4]	0.86%	0.34%	0.13%	0.13%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$625,477	$599,710	$534,565	$494,899	$474,014

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.005	0.013	0.004	0.000[1]
Net realized gain (loss)	—	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.005	0.013	0.004	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.005)	(0.013)	(0.004)	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.005)	(0.013)	(0.004)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.54%	1.35%	0.39%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.11%	0.71%	1.00%	1.05%	0.59%
Net investment income	0.01%	0.48%	1.35%	0.31%	0.01%
Expense waiver/reimbursement[4]	1.07%	0.47%	0.18%	0.18%	0.64%
Supplemental Data:
Net assets, end of period (000 omitted)	$526,713	$349,935	$259,284	$96,724	$203,670

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.010	0.020	0.011	0.001
Net realized gain (loss)	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.010	0.020	0.011	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.010)	(0.020)	(0.011)	(0.001)
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.010)	(0.020)	(0.011)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.99%	2.05%	1.14%	0.36%
Ratios to Average Net Assets:
Net expenses[3]	0.12%	0.30%	0.30%	0.30%	0.29%
Net investment income	0.01%	0.94%	2.04%	1.15%	0.38%
Expense waiver/reimbursement[4]	0.32%	0.14%	0.13%	0.13%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,044,642	$3,454,165	$3,399,696	$3,078,850	$2,568,978

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.007	0.017	0.008	0.000[1]
Net realized gain (loss)	—	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.007	0.017	0.008	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.007)	(0.017)	(0.008)	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.007)	(0.017)	(0.008)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.73%	1.67%	0.76%	0.09%
Ratios to Average Net Assets:
Net expenses[3]	0.12%	0.54%	0.69%	0.68%	0.56%
Net investment income	0.01%	0.66%	1.71%	0.74%	0.09%
Expense waiver/reimbursement[4]	0.71%	0.29%	0.13%	0.13%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,658,370	$3,303,066	$2,472,153	$597,348	$1,255,471

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.011	0.022	0.013	0.001
Net realized gain (loss)	—	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.011	0.022	0.013	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.011)	(0.022)	(0.013)	(0.001)
Distributions from net realized gain	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.011)	(0.022)	(0.013)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	1.14%	2.21%	1.29%	0.51%
Ratios to Average Net Assets:
Net expenses[3]	0.10%	0.15%	0.15%	0.15%	0.14%
Net investment income	0.02%	0.96%	2.20%	1.28%	0.52%
Expense waiver/reimbursement[4]	0.18%	0.14%	0.13%	0.13%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$69,590,226	$76,682,858	$42,873,211	$29,053,580	$27,271,620

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2019[1]
	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.011	0.012
Net realized gain (loss)	—	0.000[2]	(0.000)[2]
Total From Investment Operations	0.000[2]	0.011	0.012
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.011)	(0.012)
Distributions from net realized gains	—	(0.000)[2]	—
Total Distributions	(0.000)[2]	(0.011)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.03%	1.14%	1.24%
Ratios to Average Net Assets:
Net expenses[4]	0.11%	0.15%	0.15%[5]
Net investment income	0.03%	0.81%	2.29%[5]
Expense waiver/reimbursement[6]	0.17%	0.14%	0.13%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$571,121	$1,089	$356

1	Reflects operations for the period from January 18, 2019 (date of initial investment) to July 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Assets and Liabilities
July 31, 2021

Assets:
Investment in repurchase agreements	$65,669,306,106
Investment in securities	62,802,907,046
Investment in securities, at amortized cost	128,472,213,152
Cash	1,523,710,395
Income receivable	30,748,680
Receivable for shares sold	10,230,439
Total Assets	130,036,902,666
Liabilities:
Payable for investments purchased	548,099,949
Payable for shares redeemed	59,568,017
Income distribution payable	1,555,903
Payable for investment adviser fee (Note 5)	448,145
Payable for administrative fee (Note 5)	554,078
Accrued expenses (Note 5)	1,737,532
Total Liabilities	611,963,624
Net assets for 129,421,916,520 shares outstanding	$129,424,939,042
Net Assets Consist of:
Paid-in capital	$129,422,094,130
Total distributable earnings (loss)	2,844,912
Total Net Assets	$129,424,939,042
Annual Shareholder Report
22

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Select Shares:
$8,073,883,129 ÷ 8,073,694,647 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$31,176,397,180 ÷ 31,175,669,183 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$13,157,890,395 ÷ 13,157,582,912 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$218,869 ÷ 218,864 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$625,476,769 ÷ 625,462,168 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$526,713,466 ÷ 526,701,170 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$3,044,642,181 ÷ 3,044,570,703 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$2,658,370,052 ÷ 2,658,307,990 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$69,590,226,459 ÷ 69,588,601,702 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$571,120,542 ÷ 571,107,181 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Operations
Year Ended July 31, 2021

Investment Income:
Interest	$155,123,807
Expenses:
Investment adviser fee (Note 5)	245,046,313
Administrative fee (Note 5)	95,666,475
Custodian fees	3,481,352
Transfer agent fees (Note 2)	4,288,850
Directors’/Trustees’ fees (Note 5)	638,754
Auditing fees	28,626
Legal fees	11,904
Portfolio accounting fees	385,573
Distribution services fee (Note 5)	12,511,019
Other service fees (Notes 2 and 5)	61,441,883
Share registration costs	364,187
Printing and postage	716,237
Miscellaneous (Note 5)	555,049
TOTAL EXPENSES	425,136,222
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(201,119,462)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(93,802,830)
TOTAL WAIVERS AND REIMBURSEMENTS	(294,922,292)
Net expenses	130,213,930
Net investment income	24,909,877
Net realized gain on investments	9,077,458
Change in net assets resulting from operations	$33,987,335
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Changes in Net Assets

Year Ended July 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$24,909,877	$1,084,213,997
Net realized gain (loss)	9,077,458	1,437,883
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	33,987,335	1,085,651,880
Distributions to Shareholders:
Select Shares	(1,828,331)	(37,993,083)
Institutional Shares	(5,856,051)	(286,535,688)
Service Shares	(2,296,400)	(107,207,632)
Administrative Shares	(6,621)	(2,629,456)
Cash II Shares	(115,528)	(3,376,746)
Cash Series Shares	(68,462)	(1,444,914)
Capital Shares	(570,369)	(32,682,492)
Trust Shares	(554,628)	(19,803,749)
Premier Shares	(20,496,173)	(586,013,108)
Advisor Shares	(245,060)	(6,389,301)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,037,623)	(1,084,076,169)
Share Transactions:
Proceeds from sale of shares	746,976,858,957	766,198,188,250
Proceeds from shares issued in connection with the tax- free transfer of assets from PNC Government Money Market Fund	—	9,483,150,229
Net asset value of shares issued to shareholders in payment of distributions declared	12,956,511	415,005,995
Cost of shares redeemed	(752,855,672,951)	(724,800,195,421)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,865,857,483)	51,296,149,053
Change in net assets	(5,863,907,771)	51,297,724,764
Net Assets:
Beginning of period	135,288,846,813	83,991,122,049
End of period	$129,424,939,042	$135,288,846,813
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Notes to Financial Statements
July 31, 2021
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers ten classes of shares: Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
On November 19, 2019, the Fund acquired all of the net assets of PNC Government Money Market Fund (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders on November 5, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund’s Class A Shares exchanged, a shareholder received 1.000 shares of the Fund’s Service Shares.
For every one share of the Acquired Fund’s Advisor Shares exchanged, a shareholder received 1.000 shares of the Fund’s Capital Shares.
For every one share of the Acquired Fund’s Class I Shares exchanged, a shareholder received 1.000 shares of the Fund’s Select Shares.
Annual Shareholder Report
26

The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
9,483,150,229	$9,483,150,229	$105,367,217,265	$114,850,367,494
Assuming the acquisition had been completed on August 1, 2019, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended July 31, 2020, were as follows:
Net investment income	$1,147,838,495
Net realized and unrealized gain on investments	1,511,016
Net increase in net assets resulting from operations	$1,149,349,511
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund’s Statement of Changes in Net Assets as of July 31, 2020.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation
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methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select
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classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $294,922,292 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Select Shares	$49,197	$—	$—
Institutional Shares	175,442	—	(337)
Service Shares	1,425,923	—	(798,550)
Administrative Shares	319	—	—
Cash II Shares	613,901	—	(541,371)
Cash Series Shares	172,743	—	(140,595)
Capital Shares	20,294	—	—
Trust Shares	1,403,101	—	(1,056,815)
Premier Shares	422,770	(1,028)	—
Advisor Shares	5,160	—	—
TOTAL	$4,288,850	$(1,028)	$(2,537,668)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may
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voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Select Shares	$1,374,053	$—	$(974,089)
Institutional Shares	13,428,642	(2,007,868)	(9,801,236)
Service Shares	31,416,191	(1,344,975)	(29,269,624)
Administrative Shares	23,951	—	(23,951)
Cash II Shares	1,610,816	—	(1,610,816)
Cash Series Shares	905,388	(133)	(905,255)
Capital Shares	4,740,171	(183,227)	(4,180,174)
Trust Shares	7,942,671	—	(7,942,671)
TOTAL	$61,441,883	$(3,536,203)	$(54,707,816)
For the year ended July 31, 2021, the Fund’s Premier Shares and Advisor Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Income Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2021		Year Ended 7/31/2020
Select Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	11,534,377,670	$11,534,389,592	8,626,409,532	$8,626,417,143
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	6,795,016,726	6,795,016,726
Shares issued to shareholders in payment of distributions declared	57,230	57,230	2,565,980	2,565,980
Shares redeemed	(10,788,951,388)	(10,788,951,388)	(8,099,088,264)	(8,099,088,264)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	745,483,512	$745,495,434	7,324,903,974	$7,324,911,585
	Year Ended 7/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	180,086,920,529	$180,086,956,684	211,827,888,435	$211,827,933,531
Shares issued to shareholders in payment of distributions declared	2,026,188	2,026,188	100,763,565	100,763,565
Shares redeemed	(178,841,202,810)	(178,841,202,810)	(205,668,413,479)	(205,668,413,479)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,247,743,907	$1,247,780,062	6,260,238,521	$6,260,283,617
	Year Ended 7/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	33,550,470,325	$33,550,489,325	36,354,238,413	$36,354,238,413
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	2,688,133,493	2,688,133,493
Shares issued to shareholders in payment of distributions declared	754,237	754,237	39,433,902	39,433,902
Shares redeemed	(32,693,627,797)	(32,693,627,797)	(37,031,159,296)	(37,031,201,151)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	857,596,765	$857,615,765	2,050,646,512	$2,050,604,657
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	Year Ended 7/31/2021		Year Ended 7/31/2020
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	154,066,827	$154,066,827	444,342,022	$444,342,022
Shares issued to shareholders in payment of distributions declared	1,024	1,024	—	—
Shares redeemed	(407,828,140)	(407,828,140)	(366,802,489)	(366,806,281)
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	(253,760,289)	$(253,760,289)	77,539,533	$77,535,741
	Year Ended 7/31/2021		Year Ended 7/31/2020
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	1,108,325,759	$1,108,326,840	1,277,635,750	$1,277,635,750
Shares issued to shareholders in payment of distributions declared	113,869	113,869	3,320,412	3,320,412
Shares redeemed	(1,082,683,108)	(1,082,683,108)	(1,215,819,655)	(1,215,819,814)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	25,756,520	$25,757,601	65,136,507	$65,136,348
	Year Ended 7/31/2021		Year Ended 7/31/2020
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	1,974,548,300	$1,974,548,756	2,071,520,153	$2,071,521,083
Shares issued to shareholders in payment of distributions declared	68,051	68,051	1,437,519	1,437,519
Shares redeemed	(1,797,848,066)	(1,797,848,066)	(1,982,310,542)	(1,982,310,542)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	176,768,285	$176,768,741	90,647,130	$90,648,060
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	Year Ended 7/31/2021		Year Ended 7/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	10,680,533,074	$10,680,537,870	12,562,484,759	$12,562,484,759
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	10	10
Shares issued to shareholders in payment of distributions declared	395,798	395,798	19,279,895	19,279,895
Shares redeemed	(11,090,499,803)	(11,090,499,803)	(12,527,346,143)	(12,527,354,552)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(409,570,931)	$(409,566,135)	54,418,521	$54,410,112
	Year Ended 7/31/2021		Year Ended 7/31/2020
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	5,919,821,773	$5,919,827,230	5,695,640,892	$5,695,640,892
Shares issued to shareholders in payment of distributions declared	481,041	481,041	17,088,583	17,088,583
Shares redeemed	(6,565,038,268)	(6,565,038,268)	(4,881,858,835)	(4,881,869,051)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(644,735,454)	$(644,729,997)	830,870,640	$830,860,424
	Year Ended 7/31/2021		Year Ended 7/31/2020
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	501,565,158,244	$501,565,237,176	484,873,784,518	$484,873,836,931
Shares issued to shareholders in payment of distributions declared	8,814,730	8,814,730	224,762,856	224,762,856
Shares redeemed	(508,667,711,171)	(508,667,711,171)	(451,289,759,835)	(451,289,759,835)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	(7,093,738,197)	$(7,093,659,265)	33,808,787,539	$33,808,839,952
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	Year Ended 7/31/2021		Year Ended 7/31/2020
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	402,477,521	$402,478,657	2,464,137,726	$2,464,137,726
Shares issued to shareholders in payment of distributions declared	244,343	244,343	6,353,283	6,353,283
Shares redeemed	(920,282,400)	(920,282,400)	(1,737,538,313)	(1,737,572,452)
NET CHANGE RESULTING FROM ADVISOR SHARES TRANSACTIONS	(517,560,536)	$(517,559,400)	732,952,696	$732,918,557
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,866,016,418)	$(5,865,857,483)	51,296,141,573	$51,296,149,053

1	Effective August 1, 2019, the Class R Shares were re-designated as Select Shares.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income[1]	$32,037,623	$1,084,076,169

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2021, the component of distributable earnings on a tax-basis was as follows:
Undistributed ordinary income[2]	$2,844,912

2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Fund’s Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund.
For the year ended July 31, 2021, the Fund’s Adviser voluntarily waived $201,119,462 of its fee, voluntarily reimbursed $1,028 of transfer agent fees and voluntarily reimbursed $20,580,930 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Administrative Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Administrative Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Administrative Shares	$120,044	$(99,367)
Cash II Shares	2,258,733	(2,258,733)
Cash Series Shares	2,175,212	(2,168,347)
Trust Shares	7,957,030	(7,912,738)
TOTAL	$12,511,019	$(12,439,185)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2021, FSC did not retain any fees paid by the Fund.
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Other Service Fees
For the year ended July 31, 2021, FSSC received $44,006 and reimbursed $3,536,203 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Fund’s Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares and (after the voluntary waivers and/or reimbursements) will not exceed 0.17%, 0.20%, 0.45%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70%, 0.15% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Fund’s Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Fund’s Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2021, there were no outstanding loans. During the year ended July 31, 2021, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as
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the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2021, 100.00% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Federated Hermes Money Market Obligations Trust and Shareholders of Federated Hermes Government Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Government Obligations Fund (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust, as of July 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2021
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 to July 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2021	Ending Account Value 7/31/2021	Expenses Paid During Period[1]
Actual:
Select Shares	$1,000	$1,000.10	$[2]0.30
Institutional Shares	$1,000	$1,000.10	$[3]0.25
Service Shares	$1,000	$1,000.10	$[4]0.30
Administrative Shares	$1,000	$1,000.10	$[5]0.30
Cash II Shares	$1,000	$1,000.10	$[6]0.30
Cash Series Shares	$1,000	$1,000.10	$[7]0.25
Capital Shares	$1,000	$1,000.10	$[8]0.25
Trust Shares	$1,000	$1,000.10	$[9]0.30
Premier Shares	$1,000	$1,000.10	$[10]0.25
Advisor Shares	$1,000	$1,000.10	$[11]0.30
Hypothetical (assuming a 5% return before expenses):
Select Shares	$1,000	$1,024.50	$[2]0.30
Institutional Shares	$1,000	$1,024.55	$[3]0.25
Service Shares	$1,000	$1,024.50	$[4]0.30
Administrative Shares	$1,000	$1,024.50	$[5]0.30
Cash II Shares	$1,000	$1,024.50	$[6]0.30
Cash Series Shares	$1,000	$1,024.55	$[7]0.25
Capital Shares	$1,000	$1,024.55	$[8]0.25
Trust Shares	$1,000	$1,024.50	$[9]0.30
Premier Shares	$1,000	$1,024.55	$[10]0.25
Advisor Shares	$1,000	$1,024.50	$[11]0.30

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Select Shares	0.06%
Institutional Shares	0.05%
Service Shares	0.06%
Administrative Shares	0.06%
Cash II Shares	0.06%
Cash Series Shares	0.05%
Capital Shares	0.05%
Trust Shares	0.06%
Premier Shares	0.05%
Advisor Shares	0.06%
Annual Shareholder Report
41

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Select Shares current Fee Limit of 0.17% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.84 and $0.85, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.

5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Administrative
Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.

6
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.85% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.22 and $4.27, respectively.

7
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.21 and $5.27, respectively.

8
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51, respectively.

9
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.47 and $3.51, respectively.

10
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Premier Shares current Fee Limit of 0.15% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.74 and $0.75, respectively.

11
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Advisor Shares current Fee Limit of 0.15% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.74 and $0.75, respectively.

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42

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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43

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
44

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

Annual Shareholder Report
45

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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46

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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47

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: January 1994
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since January 1994. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Annual Shareholder Report
48

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Government Obligations Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Annual Shareholder Report
49

matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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50

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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54

the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Annual Shareholder Report
55

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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56

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919478
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919395
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
CUSIP 608919437
Q450513 (9/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2021

Share Class | Ticker	Automated | GOAXX	Institutional | GOTXX	Service | GTSXX

Federated Hermes Government Obligations Tax-Managed Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2020 through July 31, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	69.1%
U.S. Government Agency Securities	34.4%
Other Assets and Liabilities—Net[2]	(3.5)%
TOTAL	100%
At July 31, 2021, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	26.9%
8-30 Days	31.4%
31-90 Days	36.2%
91-180 Days	6.4%
181 Days or more	2.6%
Other Assets and Liabilities—Net[2]	(3.5)%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2021
Principal Amount			Value
		U.S. TREASURY—69.1%
$150,000,000		United States Treasury Bill, 0.015%, 8/26/2021	$149,998,437
150,000,000		United States Treasury Bill, 0.020%, 9/14/2021	149,996,333
150,000,000		United States Treasury Bill, 0.025%, 9/9/2021	149,995,937
20,000,000		United States Treasury Bill, 0.035%, 11/4/2021	19,998,153
150,000,000		United States Treasury Bill, 0.040%, 9/30/2021	149,990,000
50,000,000		United States Treasury Bill, 0.040%, 10/14/2021	49,995,889
250,000,000		United States Treasury Bill, 0.045%, 9/7/2021	249,988,437
300,000,000		United States Treasury Bill, 0.045%, 9/21/2021	299,980,875
100,000,000		United States Treasury Bill, 0.050%, 11/16/2021	99,985,139
50,000,000		United States Treasury Bill, 0.050%, 11/30/2021	49,991,736
50,000,000		United States Treasury Bill, 0.050%, 1/27/2022	49,987,569
25,000,000		United States Treasury Bill, 0.075%, 7/14/2022	24,981,927
13,000,000		United States Treasury Bill, 0.140%, 10/7/2021	12,996,613
202,000,000		United States Treasury Bills, 0.011%—0.030%, 8/3/2021	201,999,839
272,000,000		United States Treasury Bills, 0.015%—0.040%, 8/5/2021	271,999,208
275,000,000		United States Treasury Bills, 0.015%—0.045%, 8/19/2021	274,994,187
346,260,000		United States Treasury Bills, 0.015%—0.045%, 8/31/2021	346,248,474
170,000,000		United States Treasury Bills, 0.015%—0.050%, 8/12/2021	169,998,167
159,000,000		United States Treasury Bills, 0.020%—0.035%, 9/2/2021	158,996,053
415,000,000		United States Treasury Bills, 0.020%—0.043%, 8/10/2021	414,997,650
250,000,000		United States Treasury Bills, 0.020%—0.045%, 9/28/2021	249,986,278
360,000,000		United States Treasury Bills, 0.023%—0.045%, 8/17/2021	359,993,100
350,000,000		United States Treasury Bills, 0.025%—0.050%, 8/24/2021	349,991,215
40,000,000		United States Treasury Bond, 8.000%, 11/15/2021	40,918,312
35,000,000	[1]	United States Treasury Floating Rate Notes, 0.080% (91-day T-Bill +0.029%), 8/3/2021	34,999,293
120,000,000	[1]	United States Treasury Floating Rate Notes, 0.084% (91-day T-Bill +0.034%), 8/3/2021	120,005,658
25,000,000	[1]	United States Treasury Floating Rate Notes, 0.099% (91-day T-Bill +0.049%), 8/3/2021	25,000,000
35,000,000	[1]	United States Treasury Floating Rate Notes, 0.105% (91-day T-Bill +0.055%), 8/3/2021	34,999,697
10,000,000	[1]	United States Treasury Floating Rate Notes, 0.350% (91-day T-Bill +0.300%), 8/3/2021	10,000,000
10,000,000		United States Treasury Note, 0.125%, 4/30/2022	10,003,243
15,000,000		United States Treasury Note, 1.250%, 10/31/2021	15,043,259
25,000,000		United States Treasury Note, 1.500%, 9/30/2021	25,059,587
Annual Shareholder Report
2

Principal Amount			Value
		U.S. TREASURY—continued
$12,000,000		United States Treasury Note, 1.750%, 5/15/2022	$12,158,424
12,000,000		United States Treasury Note, 1.875%, 5/31/2022	12,179,632
10,000,000		United States Treasury Note, 2.000%, 12/31/2021	10,079,367
35,000,000		United States Treasury Note, 2.375%, 3/15/2022	35,498,721
18,737,000		United States Treasury Note, 2.625%, 12/15/2021	18,911,230
10,000,000		United States Treasury Note, 2.750%, 8/15/2021	10,010,403
10,000,000		United States Treasury Note, 2.875%, 11/15/2021	10,081,174
		TOTAL U.S. TREASURY	4,682,039,216
		GOVERNMENT AGENCIES—34.4%
210,000,000	[2]	Federal Farm Credit System Discount Notes, 0.040%—0.130%, 9/9/2021 - 1/27/2022	209,959,941
46,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.075% (Secured Overnight Financing Rate +0.025%), 8/2/2021 - 8/5/2021	46,000,000
70,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.035%), 8/2/2021	70,000,000
9,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.090% (Secured Overnight Financing Rate +0.040%), 8/2/2021	9,000,000
110,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.045%), 8/2/2021	110,000,655
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.055%), 8/2/2021	19,998,612
29,198,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 8/2/2021	29,198,816
36,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 8/2/2021	36,000,000
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.120% (Secured Overnight Financing Rate +0.070%), 8/2/2021	25,000,000
30,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.125% (Secured Overnight Financing Rate +0.075%), 8/2/2021	30,000,000
89,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.180% (Secured Overnight Financing Rate +0.130%), 8/2/2021	89,000,000
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.195% (Secured Overnight Financing Rate +0.145%), 8/2/2021	25,000,000
50,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.180%), 8/2/2021	50,000,000
40,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	40,000,000
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.260% (Secured Overnight Financing Rate +0.210%), 8/2/2021	20,000,000
40,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.350% (Secured Overnight Financing Rate +0.300%), 8/2/2021	40,000,000
50,325,000		Federal Farm Credit System, 0.090%—2.800%, 12/17/2021 - 4/8/2022	50,441,641
Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$842,852,000	[2]	Federal Home Loan Bank System Discount Notes, 0.010%—0.050%, 8/9/2021 - 11/19/2021	$842,809,014
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.055% (Secured Overnight Financing Rate +0.005%), 8/2/2021	50,000,000
85,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.060% (Secured Overnight Financing Rate +0.010%), 8/2/2021	85,000,000
14,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.035%), 8/2/2021	14,000,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.045%), 8/2/2021	25,000,000
35,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.055%), 8/2/2021	35,000,000
55,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 8/2/2021	55,000,000
17,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 8/2/2021	17,000,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.130% (Secured Overnight Financing Rate +0.080%), 8/2/2021	25,000,000
20,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.135% (Secured Overnight Financing Rate +0.085%), 8/2/2021	19,999,556
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.170% (Secured Overnight Financing Rate +0.120%), 8/2/2021	50,000,000
10,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.200% (Secured Overnight Financing Rate +0.150%), 8/2/2021	10,000,000
95,000,000		Federal Home Loan Bank System, 0.030%—0.125%, 8/16/2021 - 11/29/2021	94,996,219
106,000,000	[2]	Tennessee Valley Authority Discount Notes, 0.035%—0.048%, 8/4/2021	105,999,621
		TOTAL GOVERNMENT AGENCIES	2,329,404,075
		TOTAL INVESTMENT IN SECURITIES—103.5% (AT AMORTIZED COST)[3]	7,011,443,291
		OTHER ASSETS AND LIABILITIES - NET—(3.5)%[4]	(239,619,989)
		TOTAL NET ASSETS—100%	$6,771,823,302
1
Floating/variable note with current rate and current maturity or next reset date shown.
2
Discount rate at time of purchase.
3
Also represents cost for federal tax purposes.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2021, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.008	0.018	0.009	0.001
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.008	0.018	0.009	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.008)	(0.018)	(0.009)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.008)	(0.018)	(0.009)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.83%	1.81%	0.93%	0.14%
Ratios to Average Net Assets:
Net expenses[3]	0.10%	0.47%[4]	0.52%[4]	0.51%[4]	0.50%[4]
Net investment income	0.02%	0.84%	1.79%	0.93%	0.14%
Expense waiver/reimbursement[5]	0.52%	0.15%	0.09%	0.09%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$141,092	$154,561	$182,939	$176,028	$177,555
1
Represents less than $0.001.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.47%, 0.52%, 0.51% and 0.50% for the years ended July 31, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.011	0.021	0.012	0.004
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.011	0.021	0.012	0.004
Less Distributions:
Distributions from net investment income	(0.000) [1]	(0.011)	(0.021)	(0.012)	(0.004)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.011)	(0.021)	(0.012)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.10%	2.13%	1.23%	0.44%
Ratios to Average Net Assets:
Net expenses[3]	0.10%	0.20%[4]	0.20%[4]	0.20%[4]	0.20%[4]
Net investment income	0.02%	0.95%	2.11%	1.21%	0.43%
Expense waiver/reimbursement[5]	0.19%	0.09%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,805,176	$4,366,142	$3,019,468	$2,739,607	$3,074,463
1
Represents less than $0.001.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.20%, 0.20% and 0.20% for the years ended July 31, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.009	0.019	0.010	0.002
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.009	0.019	0.010	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.009)	(0.019)	(0.010)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.009)	(0.019)	(0.010)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.89%	1.88%	0.98%	0.19%
Ratios to Average Net Assets:
Net expenses[3]	0.10%	0.41%[4]	0.45%[4]	0.45%[4]	0.45%[4]
Net investment income	0.02%	0.86%	1.86%	0.96%	0.20%
Expense waiver/reimbursement[5]	0.43%	0.13%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,825,555	$2,950,794	$2,698,641	$2,651,637	$3,010,073
1
Represents less than $0.001.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.41%, 0.45%, 0.45% and 0.45% for the years ended July 31, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Assets and Liabilities
July 31, 2021

Assets:
Investment in securities, at amortized cost and fair value		$7,011,443,291
Cash		939,761
Receivable for investments sold		25,000,000
Receivable for shares sold		2,900,837
Income receivable		2,046,230
TOTAL ASSETS		7,042,330,119
Liabilities:
Payable for investments purchased	$269,980,682
Payable for shares redeemed	175,072
Income distribution payable	25,543
Payable for investment adviser fee (Note 5)	79,163
Payable for administrative fee (Note 5)	29,297
Accrued expenses (Note 5)	217,060
TOTAL LIABILITIES		270,506,817
Net assets for 6,771,331,913 shares outstanding		$6,771,823,302
Net Assets Consists of:
Paid-in capital		$6,771,341,288
Total distributable earnings		482,014
TOTAL NET ASSETS		$6,771,823,302
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$141,091,536 ÷ 141,081,471 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$3,805,176,522 ÷ 3,804,896,510 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,825,555,244 ÷ 2,825,353,932 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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9

Statement of Operations
Year Ended July 31, 2021

Investment Income:
Interest			$8,890,892
Expenses:
Investment adviser fee (Note 5)		$15,025,358
Administrative fee (Note 5)		5,867,844
Custodian fees		225,585
Transfer agent fees (Note 2)		203,287
Directors’/Trustees’ fees (Note 5)		37,001
Auditing fees		22,760
Legal fees		11,871
Other service fees (Notes 2 and 5)		7,906,825
Portfolio accounting fees		176,499
Share registration costs		93,426
Printing and postage		41,410
Miscellaneous (Note 5)		93,264
TOTAL EXPENSES		29,705,130
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(14,015,158)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(7,998,252)
TOTAL WAIVERS AND REIMBURSEMENTS		(22,013,410)
Net expenses			7,691,720
Net investment income			1,199,172
Net realized gain on investments			51,584
Change in net assets resulting from operations			$1,250,756
See Notes which are an integral part of the Financial Statements
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10

Statement of Changes in Net Assets

Year Ended July 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,199,172	$64,924,651
Net realized gain	51,584	402,347
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,250,756	65,326,998
Distributions to Shareholders:
Automated Shares	(19,918)	(1,274,075)
Institutional Shares	(618,743)	(39,051,506)
Service Shares	(393,226)	(24,794,362)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,031,887)	(65,119,943)
Share Transactions:
Proceeds from sale of shares	18,391,229,782	23,251,616,621
Net asset value of shares issued to shareholders in payment of distributions declared	277,007	15,619,988
Cost of shares redeemed	(19,091,398,983)	(21,696,995,746)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(699,892,194)	1,570,240,863
Change in net assets	(699,673,325)	1,570,447,918
Net Assets:
Beginning of period	7,471,496,627	5,901,048,709
End of period	$6,771,823,302	$7,471,496,627
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Notes to Financial Statements
July 31, 2021
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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12

The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $22,013,410 is disclosed in various locations in this Note 2 and Note 5.
For the year ended July 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$133,741	$(46,771)	$(83,445)
Institutional Shares	41,083	—	—
Service Shares	28,463	—	—
TOTAL	$203,287	$(46,771)	$(83,445)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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13

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$387,919	$(1,891)	$(386,028)
Service Shares	7,518,906	(93,608)	$(7,386,509)
TOTAL	$7,906,825	$(95,499)	$(7,772,537)
For the year ended July 31, 2021, the Fund’s Institutional Shares did not incur other service fees; however, it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2021		2020
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	235,508,877	$235,508,877	267,957,829	$267,957,829
Shares issued to shareholders in payment of distributions declared	18,691	18,691	1,158,084	1,158,084
Shares redeemed	(249,001,474)	(249,001,474)	(297,498,230)	(297,498,230)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(13,473,906)	$(13,473,906)	(28,382,317)	$(28,382,317)

Year Ended July 31	2021		2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	11,095,755,149	$11,095,755,147	15,927,428,623	$15,927,428,623
Shares issued to shareholders in payment of distributions declared	233,374	233,374	12,644,697	12,644,697
Shares redeemed	(11,657,069,766)	(11,657,069,766)	(14,593,525,847)	(14,593,525,847)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(561,081,243)	$(561,081,245)	1,346,547,473	$1,346,547,473

Year Ended July 31	2021		2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,059,965,758	$7,059,965,758	7,056,230,169	$7,056,230,169
Shares issued to shareholders in payment of distributions declared	24,942	24,942	1,817,207	1,817,207
Shares redeemed	(7,185,327,743)	(7,185,327,743)	(6,805,971,668)	(6,805,971,669)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(125,337,043)	$(125,337,043)	252,075,708	$252,075,707
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(699,892,192)	$(699,892,194)	1,570,240,864	$1,570,240,863
Annual Shareholder Report
15

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income[1]	$1,028,692	$65,119,943
Long-term capital gains	$3,195	$—
1
For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$482,014
2
For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. Investment adviser fee and other transactions with affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2021, the Adviser voluntarily waived $14,015,158 of its fee and voluntarily reimbursed $46,771 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the year ended July 31, 2021, FSSC did not receive any and reimbursed $95,499 of the other service fees disclosed in Note 2.
Interfund Transactions
During the year ended July 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $33,999,008 and $23,999,907, respectively. Net realized gain recognized on these transactions was $80.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2021, there were no outstanding loans. During the year ended July 31, 2021, the program was not utilized.
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7. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2021, the amount of long-term capital gains designated by the Fund was $3,195.
For the year ended July 31, 2021, 100% of the dividends paid by the Fund are interest related dividends as provided by the American Jobs Creation Act of 2004.
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18

Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Federated hermes Money Market Obligations Trust and Shareholders of Federated Hermes Government Obligations Tax-Managed Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust, as of July 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2021
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 to July 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2021	Ending Account Value 7/31/2021	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.00	$[2]0.25
Institutional Shares	$1,000	$1,000.00	$[3]0.25
Service Shares	$1,000	$1,000.00	$[4]0.25
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$ 1,000	$ 1,024.55	$[2]0.25
Institutional Shares	$ 1,000	$ 1,024.55	$ [3]0.25
Service Shares	$ 1,000	$ 1,024.55	$[4]0.25
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Automated Shares	0.05%
Institutional Shares	0.05%
Service Shares	0.05%
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.73 and $2.76, respectively.
3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.
4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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26

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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28

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Annual Shareholder Report
35

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Annual Shareholder Report
36

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report
37

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report
38

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
39

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Obligations Tax-Managed Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919494
CUSIP 60934N856
CUSIP 60934N849
39009 (9/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2021

Share Class | Ticker	Institutional | GOTXX

Federated Hermes Government Obligations Tax-Managed Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2020 through July 31, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	69.1%
U.S. Government Agency Securities	34.4%
Other Assets and Liabilities—Net[2]	(3.5)%
TOTAL	100%
At July 31, 2021, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	26.9%
8-30 Days	31.4%
31-90 Days	36.2%
91-180 Days	6.4%
181 Days or more	2.6%
Other Assets and Liabilities—Net[2]	(3.5)%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2021
Principal Amount			Value
		U.S. TREASURY—69.1%
$150,000,000		United States Treasury Bill, 0.015%, 8/26/2021	$149,998,437
150,000,000		United States Treasury Bill, 0.020%, 9/14/2021	149,996,333
150,000,000		United States Treasury Bill, 0.025%, 9/9/2021	149,995,937
20,000,000		United States Treasury Bill, 0.035%, 11/4/2021	19,998,153
150,000,000		United States Treasury Bill, 0.040%, 9/30/2021	149,990,000
50,000,000		United States Treasury Bill, 0.040%, 10/14/2021	49,995,889
250,000,000		United States Treasury Bill, 0.045%, 9/7/2021	249,988,437
300,000,000		United States Treasury Bill, 0.045%, 9/21/2021	299,980,875
100,000,000		United States Treasury Bill, 0.050%, 11/16/2021	99,985,139
50,000,000		United States Treasury Bill, 0.050%, 11/30/2021	49,991,736
50,000,000		United States Treasury Bill, 0.050%, 1/27/2022	49,987,569
25,000,000		United States Treasury Bill, 0.075%, 7/14/2022	24,981,927
13,000,000		United States Treasury Bill, 0.140%, 10/7/2021	12,996,613
202,000,000		United States Treasury Bills, 0.011%—0.030%, 8/3/2021	201,999,839
272,000,000		United States Treasury Bills, 0.015%—0.040%, 8/5/2021	271,999,208
275,000,000		United States Treasury Bills, 0.015%—0.045%, 8/19/2021	274,994,187
346,260,000		United States Treasury Bills, 0.015%—0.045%, 8/31/2021	346,248,474
170,000,000		United States Treasury Bills, 0.015%—0.050%, 8/12/2021	169,998,167
159,000,000		United States Treasury Bills, 0.020%—0.035%, 9/2/2021	158,996,053
415,000,000		United States Treasury Bills, 0.020%—0.043%, 8/10/2021	414,997,650
250,000,000		United States Treasury Bills, 0.020%—0.045%, 9/28/2021	249,986,278
360,000,000		United States Treasury Bills, 0.023%—0.045%, 8/17/2021	359,993,100
350,000,000		United States Treasury Bills, 0.025%—0.050%, 8/24/2021	349,991,215
40,000,000		United States Treasury Bond, 8.000%, 11/15/2021	40,918,312
35,000,000	[1]	United States Treasury Floating Rate Notes, 0.080% (91-day T-Bill +0.029%), 8/3/2021	34,999,293
120,000,000	[1]	United States Treasury Floating Rate Notes, 0.084% (91-day T-Bill +0.034%), 8/3/2021	120,005,658
25,000,000	[1]	United States Treasury Floating Rate Notes, 0.099% (91-day T-Bill +0.049%), 8/3/2021	25,000,000
35,000,000	[1]	United States Treasury Floating Rate Notes, 0.105% (91-day T-Bill +0.055%), 8/3/2021	34,999,697
10,000,000	[1]	United States Treasury Floating Rate Notes, 0.350% (91-day T-Bill +0.300%), 8/3/2021	10,000,000
10,000,000		United States Treasury Note, 0.125%, 4/30/2022	10,003,243
15,000,000		United States Treasury Note, 1.250%, 10/31/2021	15,043,259
25,000,000		United States Treasury Note, 1.500%, 9/30/2021	25,059,587
Annual Shareholder Report
2

Principal Amount			Value
		U.S. TREASURY—continued
$12,000,000		United States Treasury Note, 1.750%, 5/15/2022	$12,158,424
12,000,000		United States Treasury Note, 1.875%, 5/31/2022	12,179,632
10,000,000		United States Treasury Note, 2.000%, 12/31/2021	10,079,367
35,000,000		United States Treasury Note, 2.375%, 3/15/2022	35,498,721
18,737,000		United States Treasury Note, 2.625%, 12/15/2021	18,911,230
10,000,000		United States Treasury Note, 2.750%, 8/15/2021	10,010,403
10,000,000		United States Treasury Note, 2.875%, 11/15/2021	10,081,174
		TOTAL U.S. TREASURY	4,682,039,216
		GOVERNMENT AGENCIES—34.4%
210,000,000	[2]	Federal Farm Credit System Discount Notes, 0.040%—0.130%, 9/9/2021 - 1/27/2022	209,959,941
46,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.075% (Secured Overnight Financing Rate +0.025%), 8/2/2021 - 8/5/2021	46,000,000
70,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.035%), 8/2/2021	70,000,000
9,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.090% (Secured Overnight Financing Rate +0.040%), 8/2/2021	9,000,000
110,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.045%), 8/2/2021	110,000,655
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.055%), 8/2/2021	19,998,612
29,198,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 8/2/2021	29,198,816
36,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 8/2/2021	36,000,000
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.120% (Secured Overnight Financing Rate +0.070%), 8/2/2021	25,000,000
30,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.125% (Secured Overnight Financing Rate +0.075%), 8/2/2021	30,000,000
89,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.180% (Secured Overnight Financing Rate +0.130%), 8/2/2021	89,000,000
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.195% (Secured Overnight Financing Rate +0.145%), 8/2/2021	25,000,000
50,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.180%), 8/2/2021	50,000,000
40,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	40,000,000
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.260% (Secured Overnight Financing Rate +0.210%), 8/2/2021	20,000,000
40,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.350% (Secured Overnight Financing Rate +0.300%), 8/2/2021	40,000,000
50,325,000		Federal Farm Credit System, 0.090%—2.800%, 12/17/2021 - 4/8/2022	50,441,641
Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$842,852,000	[2]	Federal Home Loan Bank System Discount Notes, 0.010%—0.050%, 8/9/2021 - 11/19/2021	$842,809,014
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.055% (Secured Overnight Financing Rate +0.005%), 8/2/2021	50,000,000
85,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.060% (Secured Overnight Financing Rate +0.010%), 8/2/2021	85,000,000
14,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.035%), 8/2/2021	14,000,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.045%), 8/2/2021	25,000,000
35,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.055%), 8/2/2021	35,000,000
55,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 8/2/2021	55,000,000
17,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 8/2/2021	17,000,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.130% (Secured Overnight Financing Rate +0.080%), 8/2/2021	25,000,000
20,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.135% (Secured Overnight Financing Rate +0.085%), 8/2/2021	19,999,556
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.170% (Secured Overnight Financing Rate +0.120%), 8/2/2021	50,000,000
10,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.200% (Secured Overnight Financing Rate +0.150%), 8/2/2021	10,000,000
95,000,000		Federal Home Loan Bank System, 0.030%—0.125%, 8/16/2021 - 11/29/2021	94,996,219
106,000,000	[2]	Tennessee Valley Authority Discount Notes, 0.035%—0.048%, 8/4/2021	105,999,621
		TOTAL GOVERNMENT AGENCIES	2,329,404,075
		TOTAL INVESTMENT IN SECURITIES—103.5% (AT AMORTIZED COST)[3]	7,011,443,291
		OTHER ASSETS AND LIABILITIES - NET—(3.5)%[4]	(239,619,989)
		TOTAL NET ASSETS—100%	$6,771,823,302
1
Floating/variable note with current rate and current maturity or next reset date shown.
2
Discount rate at time of purchase.
3
Also represents cost for federal tax purposes.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2021, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.011	0.021	0.012	0.004
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.011	0.021	0.012	0.004
Less Distributions:
Distributions from net investment income	(0.000) [1]	(0.011)	(0.021)	(0.012)	(0.004)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.011)	(0.021)	(0.012)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.10%	2.13%	1.23%	0.44%
Ratios to Average Net Assets:
Net expenses[3]	0.10%	0.20%[4]	0.20%[4]	0.20%[4]	0.20%[4]
Net investment income	0.02%	0.95%	2.11%	1.21%	0.43%
Expense waiver/reimbursement[5]	0.19%	0.09%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,805,176	$4,366,142	$3,019,468	$2,739,607	$3,074,463
1
Represents less than $0.001.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.20%, 0.20% and 0.20% for the years ended July 31, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Assets and Liabilities
July 31, 2021

Assets:
Investment in securities, at amortized cost and fair value		$7,011,443,291
Cash		939,761
Receivable for investments sold		25,000,000
Receivable for shares sold		2,900,837
Income receivable		2,046,230
TOTAL ASSETS		7,042,330,119
Liabilities:
Payable for investments purchased	$269,980,682
Payable for shares redeemed	175,072
Income distribution payable	25,543
Payable for investment adviser fee (Note 5)	79,163
Payable for administrative fee (Note 5)	29,297
Accrued expenses (Note 5)	217,060
TOTAL LIABILITIES		270,506,817
Net assets for 6,771,331,913 shares outstanding		$6,771,823,302
Net Assets Consists of:
Paid-in capital		$6,771,341,288
Total distributable earnings		482,014
TOTAL NET ASSETS		$6,771,823,302
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$141,091,536 ÷ 141,081,471 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$3,805,176,522 ÷ 3,804,896,510 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,825,555,244 ÷ 2,825,353,932 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Operations
Year Ended July 31, 2021

Investment Income:
Interest			$8,890,892
Expenses:
Investment adviser fee (Note 5)		$15,025,358
Administrative fee (Note 5)		5,867,844
Custodian fees		225,585
Transfer agent fees (Note 2)		203,287
Directors’/Trustees’ fees (Note 5)		37,001
Auditing fees		22,760
Legal fees		11,871
Other service fees (Notes 2 and 5)		7,906,825
Portfolio accounting fees		176,499
Share registration costs		93,426
Printing and postage		41,410
Miscellaneous (Note 5)		93,264
TOTAL EXPENSES		29,705,130
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(14,015,158)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(7,998,252)
TOTAL WAIVERS AND REIMBURSEMENTS		(22,013,410)
Net expenses			7,691,720
Net investment income			1,199,172
Net realized gain on investments			51,584
Change in net assets resulting from operations			$1,250,756
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Changes in Net Assets

Year Ended July 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,199,172	$64,924,651
Net realized gain	51,584	402,347
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,250,756	65,326,998
Distributions to Shareholders:
Automated Shares	(19,918)	(1,274,075)
Institutional Shares	(618,743)	(39,051,506)
Service Shares	(393,226)	(24,794,362)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,031,887)	(65,119,943)
Share Transactions:
Proceeds from sale of shares	18,391,229,782	23,251,616,621
Net asset value of shares issued to shareholders in payment of distributions declared	277,007	15,619,988
Cost of shares redeemed	(19,091,398,983)	(21,696,995,746)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(699,892,194)	1,570,240,863
Change in net assets	(699,673,325)	1,570,447,918
Net Assets:
Beginning of period	7,471,496,627	5,901,048,709
End of period	$6,771,823,302	$7,471,496,627
See Notes which are an integral part of the Financial Statements
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9

Notes to Financial Statements
July 31, 2021
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. The financial highlights of the Automated Shares and Service Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $22,013,410 is disclosed in various locations in this Note 2 and Note 5.
For the year ended July 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$133,741	$(46,771)	$(83,445)
Institutional Shares	41,083	—	—
Service Shares	28,463	—	—
TOTAL	$203,287	$(46,771)	$(83,445)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$387,919	$(1,891)	$(386,028)
Service Shares	7,518,906	(93,608)	$(7,386,509)
TOTAL	$7,906,825	$(95,499)	$(7,772,537)
For the year ended July 31, 2021, the Fund’s Institutional Shares did not incur other service fees; however, it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2021		2020
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	235,508,877	$235,508,877	267,957,829	$267,957,829
Shares issued to shareholders in payment of distributions declared	18,691	18,691	1,158,084	1,158,084
Shares redeemed	(249,001,474)	(249,001,474)	(297,498,230)	(297,498,230)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(13,473,906)	$(13,473,906)	(28,382,317)	$(28,382,317)

Year Ended July 31	2021		2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	11,095,755,149	$11,095,755,147	15,927,428,623	$15,927,428,623
Shares issued to shareholders in payment of distributions declared	233,374	233,374	12,644,697	12,644,697
Shares redeemed	(11,657,069,766)	(11,657,069,766)	(14,593,525,847)	(14,593,525,847)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(561,081,243)	$(561,081,245)	1,346,547,473	$1,346,547,473

Year Ended July 31	2021		2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,059,965,758	$7,059,965,758	7,056,230,169	$7,056,230,169
Shares issued to shareholders in payment of distributions declared	24,942	24,942	1,817,207	1,817,207
Shares redeemed	(7,185,327,743)	(7,185,327,743)	(6,805,971,668)	(6,805,971,669)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(125,337,043)	$(125,337,043)	252,075,708	$252,075,707
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(699,892,192)	$(699,892,194)	1,570,240,864	$1,570,240,863
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income[1]	$1,028,692	$65,119,943
Long-term capital gains	$3,195	$—
1
For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$482,014
2
For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. Investment adviser fee and other transactions with affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2021, the Adviser voluntarily waived $14,015,158 of its fee and voluntarily reimbursed $46,771 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have
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agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the year ended July 31, 2021, FSSC did not receive any and reimbursed $95,499 of the other service fees disclosed in Note 2.
Interfund Transactions
During the year ended July 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $33,999,008 and $23,999,907, respectively. Net realized gain recognized on these transactions was $80.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2021, there were no outstanding loans. During the year ended July 31, 2021, the program was not utilized.
7. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that
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may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2021, the amount of long-term capital gains designated by the Fund was $3,195.
For the year ended July 31, 2021, 100% of the dividends paid by the Fund are interest related dividends as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Federated hermes Money Market Obligations Trust and Shareholders of Federated Hermes Government Obligations Tax-Managed Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust, as of July 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2021
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 to July 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2021	Ending Account Value 7/31/2021	Expenses Paid During Period[1]
Actual:	$1,000	$ 1,000.00	$ [2]0.25
Hypothetical (assuming a 5% return before expenses):	$1,000	$ 1,024.55	$[2]0.25
1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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26

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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27

matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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28

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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29

with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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33

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Obligations Tax-Managed Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
33517 (9/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2021

Share Class | Ticker	Institutional | MMPXX	Service | MMSXX	Capital | MMLXX
Eagle | MMMXX

Federated Hermes Institutional Money Market Management
Fund Established 1974

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2020 through July 31, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	47.6%
Other Repurchase Agreements and Repurchase Agreements	33.1%
Certificates of Deposit	10.0%
Time Deposit	5.0%
Variable Instruments	4.3%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
Annual Shareholder Report
1

At July 31, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	[2]48.3%
8-30 Days	12.9%
31-90 Days	21.3%
91-180 Days	6.7%
181 Days or more	10.8%
Other Assets and Liabilities—Net[3,4]	(0.0)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 25.0% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Represents less than 0.1%.
Annual Shareholder Report
2

Portfolio of Investments
July 31, 2021
Principal Amount			Value
	[1]	COMMERCIAL PAPER— 47.6%
		Finance - Banking— 24.5%
$13,500,000		Bank of Nova Scotia, Toronto, 0.200% - 0.231%, 5/5/2022 - 7/6/2022	$13,478,347
15,000,000		BPCE SA, 0.140%, 8/3/2021	14,999,883
35,000,000		DNB Bank ASA, 0.060% - 0.080%, 8/4/2021 - 9/2/2021	34,998,206
15,000,000		National Australia Bank Ltd., Melbourne, 0.090%, 9/7/2021	14,998,613
52,000,000		Nationwide Building Society, 0.090%, 8/9/2021 - 8/24/2021	51,998,520
15,000,000		Nordea Bank Abp, 0.105% - 0.110%, 10/13/2021 - 10/20/2021	14,996,687
15,000,000		NRW.Bank, 0.075%, 9/13/2021 - 9/16/2021	14,998,625
3,000,000		Royal Bank of Canada, 0.210%, 7/12/2022	2,993,523
25,000,000		Royal Bank of Canada, New York Branch, 0.210% - 0.281%, 11/19/2021 - 6/21/2022	24,976,563
18,500,000		Sumitomo Mitsui Trust Bank Ltd., 0.135% - 0.140%, 8/10/2021 - 8/20/2021	18,498,967
7,500,000		Svenska Handelsbanken, Stockholm, 0.140%, 11/17/2021	7,497,708
40,500,000		Toronto Dominion Bank, 0.210% - 0.251%, 4/20/2022 - 6/23/2022	40,448,807
		TOTAL	254,884,449
		Finance - Commercial— 4.4%
45,809,000		Atlantic Asset Securitization LLC, 0.100% - 0.110%, 8/17/2021 - 10/21/2021	45,800,208
		Finance - Retail— 8.7%
13,600,000		Barton Capital S.A., 0.100%, 8/25/2021	13,599,093
2,500,000		CAFCO, LLC, 0.160%, 11/15/2021	2,499,055
20,000,000		Chariot Funding LLC, 0.080%, 9/10/2021 - 9/13/2021	19,998,156
10,000,000		Fairway Finance Co. LLC, 0.145%, 1/5/2022	9,993,552
10,000,000		Old Line Funding, LLC, 0.110%, 10/12/2021	9,997,842
10,000,000		Old Line Funding, LLC, 0.130%, 9/13/2021	9,998,447
1,500,000		Old Line Funding, LLC, 0.160%, 2/1/2022	1,498,823
7,500,000		Old Line Funding, LLC, 0.200%, 9/27/2021	7,497,625
15,000,000		Thunder Bay Funding, LLC, 0.190%, 10/4/2021	14,997,470
		TOTAL	90,080,063
		Finance - Securities— 1.3%
3,500,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(ING Bank N.V. COL)/(Societe Generale, Paris COL), 0.200%, 10/15/2021	3,501,377
10,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(ING Bank N.V. COL)/(Societe Generale, Paris COL), 0.280%, 8/2/2021	10,000,000
		TOTAL	13,501,377
Annual Shareholder Report
3

Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Oil & Oil Finance— 3.4%
$35,000,000		Total Capital Canada Ltd., 0.115%, 8/19/2021	$34,997,987
		Sovereign— 5.3%
30,000,000		BNG Bank N.V., 0.070% - 0.090%, 8/2/2021 - 8/6/2021	29,999,817
5,000,000		FMS Wertmanagement AoR, 0.110%, 10/29/2021	4,998,724
20,000,000		Nederlandse Waterschapsbank NV, 0.110%, 11/9/2021	19,993,313
		TOTAL	54,991,854
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $494,216,139)	494,255,938
		CERTIFICATES OF DEPOSIT— 10.0%
		Finance - Banking— 10.0%
29,000,000		Bank of Montreal, 0.210% - 0.240%, 3/3/2022 - 7/26/2022	29,011,520
5,000,000		Bank of Nova Scotia, Toronto, 0.290%, 12/10/2021	5,003,505
20,000,000		Canadian Imperial Bank of Commerce, 0.240% - 0.270%, 9/29/2021 - 4/6/2022	20,008,815
20,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.110%, 10/7/2021 - 10/29/2021	20,000,092
15,000,000		Mizuho Bank Ltd., 0.090% - 0.100%, 9/2/2021 - 9/17/2021	15,000,000
5,000,000		Royal Bank of Canada, 0.210%, 3/9/2022	5,002,030
10,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.070% - 0.080%, 8/3/2021 - 9/23/2021	9,999,999
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $103,999,999)	104,025,961
		TIME DEPOSIT— 5.0%
		Finance - Banking— 5.0%
52,000,000		ABN Amro Bank NV, 0.090%, 8/4/2021 (IDENTIFIED COST $52,000,000)	52,000,000
	[2]	NOTES - VARIABLE— 4.3%
		Finance - Banking— 4.3%
7,500,000		Bank of Nova Scotia, Toronto, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	7,503,928
5,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.320% (Effective Fed Funds +0.220%), 8/2/2021	5,000,000
15,000,000		Canadian Imperial Bank of Commerce, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	15,007,921
10,000,000		Royal Bank of Canada, New York Branch, 0.280% (Secured Overnight Financing Rate +0.230%), 8/2/2021	10,005,051
7,500,000		Toronto Dominion Bank, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	7,503,719
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $44,999,997)	45,020,619
Annual Shareholder Report
4

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— 19.6%
	Finance - Banking— 19.6%
$10,000,000	BMO Capital Markets Corp., 0.20%, dated 7/30/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,002,500 on 8/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $153,198,037 have been received as collateral and held with BNY Mellon as tri-party agent.	$10,000,000
50,000,000	BofA Securities, Inc., 0.14%, dated 7/30/2021, interest in a $213,000,000 collateralized loan agreement will repurchase securities provided as collateral for $213,002,485 on 8/2/2021, in which corporate bonds and medium-term notes with a market value of $217,263,379 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	Credit Agricole S.A., 0.15%, dated 7/29/2021, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,013,750 on 8/5/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $561,007,598 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
20,000,000	ING Financial Markets LLC, 0.16%, dated 7/30/2021, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,001,000 on 8/2/2021, in which common stocks with a market value of $76,501,222 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
25,000,000	J.P. Morgan Securities LLC, 0.27%, dated 7/27/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,010,500 on 8/3/2021, in which corporate bonds and medium-term notes with market value of $204,000,017 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
25,000,000	J.P. Morgan Securities LLC, 0.33%, dated 7/20/2021, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,071,042 on 8/20/2021, in which corporate bonds with market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
24,000,000	Societe Generale, Paris, 0.23%, dated 7/30/2021, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,012,458 on 8/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,012,713 have been received as collateral and held with BNY Mellon as tri-party agent.	24,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $204,000,000)	204,000,000
Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS— 13.5%
	Finance - Banking— 13.5%
$60,484,000	Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 7/30/2021 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,013,750 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2051 and the market value of those underlying securities was $3,060,014,025.	$60,484,000
80,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 7/30/2021 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,013,750 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $3,060,014,952.	80,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $140,484,000)	140,484,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $1,039,700,135)[3]	1,039,786,518
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[4]	(25,525)
	TOTAL NET ASSETS—100%	$1,039,760,993

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0000	$0.9998	$0.9997	$1.0001	$1.0000
Income From Investment Operations:
Net investment income	0.0006	0.0141	0.0238	0.0157	0.0067
Net realized and unrealized gain (loss)	(0.0002)	0.0002	0.0001	(0.0004)	0.0001
Total From Investment Operations	0.0004	0.0143	0.0239	0.0153	0.0068
Less Distributions:
Distributions from net investment income	(0.0006)	(0.0141)	(0.0238)	(0.0157)	(0.0067)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0006)	(0.0141)	(0.0238)	(0.0157)	(0.0067)
Net Asset Value, End of Period	$0.9998	$1.0000	$0.9998	$0.9997	$1.0001
Total Return[2]	0.04%	1.44%	2.42%	1.54%	0.68%
Ratios to Average Net Assets:
Net expenses[3]	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	0.07%	1.20%	2.39%	1.47%	0.43%
Expense waiver/reimbursement[4]	0.17%	0.21%	1.02%	0.81%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,033,664	$1,353,697	$66,410	$34,986	$59,661

1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$0.9999	$0.9997	$0.9997	$1.0001	$1.0000
Income From Investment Operations:
Net investment income	0.0001	0.0115	0.0213	0.0133	0.0043
Net realized and unrealized gain (loss)	(0.0001)	0.0003	0.0000[1]	(0.0005)	0.0000[1]
Total From Investment Operations	0.0000[1]	0.0118	0.0213	0.0128	0.0043
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0116)	(0.0213)	(0.0132)	(0.0042)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0001)	(0.0116)	(0.0213)	(0.0132)	(0.0042)
Net Asset Value, End of Period	$0.9998	$0.9999	$0.9997	$0.9997	$1.0001
Total Return[2]	0.00%[3]	1.18%	2.15%	1.28%	0.43%
Ratios to Average Net Assets:
Net expenses[4]	0.20%	0.40%	0.40%	0.40%	0.40%
Net investment income	0.01%	0.98%	2.16%	1.25%	0.18%
Expense waiver/reimbursement[5]	0.38%	0.27%	1.02%	0.85%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,138	$781	$560	$499	$1,017

1	Represents less than $0.0001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0000	$0.9998	$0.9997	$1.0001	$1.0000
Income From Investment Operations:
Net investment income	0.0002	0.0131	0.0228	0.0147	0.0058
Net realized and unrealized gain (loss)	(0.0002)	0.0002	0.0001	(0.0004)	(0.0000)[1]
Total From Investment Operations	0.0000[1]	0.0133	0.0229	0.0143	0.0058
Less Distributions:
Distributions from net investment income	(0.0002)	(0.0131)	(0.0228)	(0.0147)	(0.0057)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0002)	(0.0131)	(0.0228)	(0.0147)	(0.0057)
Net Asset Value, End of Period	$0.9998	$1.0000	$0.9998	$0.9997	$1.0001
Total Return[2]	0.00%[3]	1.33%	2.32%	1.44%	0.58%
Ratios to Average Net Assets:
Net expenses[4]	0.20%	0.25%	0.25%	0.25%	0.25%
Net investment income	0.02%	1.31%	2.28%	1.44%	0.28%
Expense waiver/reimbursement[5]	0.23%	0.28%	1.04%	0.86%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$178	$181	$178	$174	$172

1	Represents less than $0.0001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0000	$0.9998	$0.9997	$1.0001	$1.0000
Income From Investment Operations:
Net investment income	0.0001	0.0122	0.0218	0.0137	0.0044
Net realized and unrealized gain (loss)	(0.0002)	0.0001	0.0001	(0.0004)	0.0001
Total From Investment Operations	(0.0001)	0.0123	0.0219	0.0133	0.0045
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0121)	(0.0218)	(0.0137)	(0.0044)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0001)	(0.0121)	(0.0218)	(0.0137)	(0.0044)
Net Asset Value, End of Period	$0.9998	$1.0000	$0.9998	$0.9997	$1.0001
Total Return[2]	(0.01)%	1.23%	2.21%	1.33%	0.46%
Ratios to Average Net Assets:
Net expenses[3]	0.20%	0.35%	0.35%	0.35%	0.38%
Net investment income	0.01%	1.21%	2.18%	1.32%	0.43%
Expense waiver/reimbursement[4]	0.37%	0.29%	1.04%	0.85%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,781	$4,918	$5,216	$6,275	$7,418

1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Assets and Liabilities
July 31, 2021

Assets:
Investment in repurchase agreements and other repurchase agreements	$344,484,000
Investment in securities	695,302,518
Investment in securities, at value (identified cost $1,039,700,135)	1,039,786,518
Cash	12,760
Income receivable	97,335
Receivable for shares sold	70,000
Total Assets	1,039,966,613
Liabilities:
Payable for shares redeemed	35,000
Income distribution payable	8,707
Payable for investment adviser fee (Note 5)	2,015
Payable for administrative fee (Note 5)	4,449
Payable for custodian fees	16,514
Payable for transfer agent fees	28,408
Payable for auditing fees	20,300
Payable for legal fees	4,477
Payable for portfolio accounting fees	53,690
Payable for share registration costs	24,469
Accrued expenses (Note 5)	7,591
Total Liabilities	205,620
Net assets for 1,039,948,579 shares outstanding	$1,039,760,993
Net Assets Consist of:
Paid-in capital	$1,039,672,586
Total distributable earnings (loss)	88,407
Total Net Assets	$1,039,760,993
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,033,664,099 ÷ 1,033,850,558 shares outstanding, no par value, unlimited shares authorized	$0.9998
Service Shares:
$1,137,909 ÷ 1,138,184 shares outstanding, no par value, unlimited shares authorized	$0.9998
Capital Shares:
$178,225 ÷ 178,259 shares outstanding, no par value, unlimited shares authorized	$0.9998
Eagle Shares:
$4,780,760 ÷ 4,781,578 shares outstanding, no par value, unlimited shares authorized	$0.9998
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Operations
Year Ended July 31, 2021

Investment Income:
Interest	$2,515,258
Expenses:
Investment adviser fee (Note 5)	2,289,857
Administrative fee (Note 5)	894,424
Custodian fees	41,673
Transfer agent fees	169,357
Directors’/Trustees’ fees (Note 5)	6,363
Auditing fees	20,301
Legal fees	11,903
Portfolio accounting fees	155,853
Other service fees (Notes 2 and 5)	15,479
Share registration costs	52,919
Printing and postage	21,358
Miscellaneous (Note 5)	66,247
TOTAL EXPENSES	3,745,734
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(1,976,887)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(12,319)
TOTAL WAIVERS AND REIMBURSEMENT	(1,989,206)
Net expenses	1,756,528
Net investment income	758,730
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	630
Net change in unrealized appreciation of investments	(301,143)
Net realized and unrealized gain (loss) on investments	(300,513)
Change in net assets resulting from operations	$458,217
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Changes in Net Assets

Year Ended July 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$758,730	$12,016,460
Net realized gain (loss)	630	6,355
Net change in unrealized appreciation/depreciation	(301,143)	378,862
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	458,217	12,401,677
Distributions to Shareholders:
Institutional Shares	(760,505)	(11,947,993)
Service Shares	(129)	(7,006)
Capital Shares	(36)	(2,342)
Eagle Shares	(439)	(61,757)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(761,109)	(12,019,098)
Share Transactions:
Proceeds from sale of shares	549,730,962	2,983,313,898
Net asset value of shares issued to shareholders in payment of distributions declared	99,962	1,094,942
Cost of shares redeemed	(869,343,957)	(1,697,579,154)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(319,513,033)	1,286,829,686
Change in net assets	(319,815,925)	1,287,212,265
Net Assets:
Beginning of period	1,359,576,918	72,364,653
End of period	$1,039,760,993	$1,359,576,918
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Notes to Financial Statements
July 31, 2021
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Eagle Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
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■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid”
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evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily
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net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $1,989,206 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares, Capital Shares and Eagle Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$3,113	$(233)	$(2,338)
Capital Shares	179	—	(102)
Eagle Shares	12,187	(145)	(9,501)
TOTAL	$15,479	$(378)	$(11,941)
For the year ended July 31, 2021, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	540,618,930	$540,592,436	2,976,223,560	$2,976,145,999
Shares issued to shareholders in payment of distributions declared	99,498	99,485	1,032,305	1,032,261
Shares redeemed	(860,513,380)	(860,423,549)	(1,690,036,166)	(1,690,272,234)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(319,794,952)	$(319,731,628)	1,287,219,699	$1,286,906,026
	Year Ended 7/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,490,909	$8,488,527	6,641,289	$6,639,763
Shares issued to shareholders in payment of distributions declared	4	4	230	230
Shares redeemed	(8,133,990)	(8,131,632)	(6,420,362)	(6,418,747)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	356,923	$356,899	221,157	$221,246
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	Year Ended 7/31/2021		Year Ended 7/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	36	36	2,342	2,342
Shares redeemed	(2,451)	(2,451)	—	—
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,415)	$(2,415)	2,342	$2,342
	Year Ended 7/31/2021		Year Ended 7/31/2020
Eagle Shares:	Shares	Amount	Shares	Amount
Shares sold	650,122	$649,999	528,231	$528,136
Shares issued to shareholders in payment of distributions declared	437	437	60,119	60,109
Shares redeemed	(786,474)	(786,325)	(888,245)	(888,173)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(135,915)	$(135,889)	(299,895)	$(299,928)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(319,576,359)	$(319,513,033)	1,287,143,303	$1,286,829,686
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income[1]	$761,109	$12,019,098

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$2,024
Net unrealized appreciation	$86,383

2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At July 31, 2021, the cost of investments for federal tax purposes was $1,039,700,135. The net unrealized appreciation of investments for federal tax purposes was $86,383. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $88,809 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,426.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2021, the Adviser voluntarily waived $1,976,887 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2021, FSSC received $2,586 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares, Capital Shares and Eagle Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.15%, 0.40%, 0.25% and 0.40% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2021, the Fund had no outstanding loans. During the year ended July 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2021, there were no outstanding loans. During the year ended July 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as
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the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2021, 73.41% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED HERMES INSTITUTIONAL MONEY MARKET MANAGEMENT:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Institutional Money Market Management (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of July 31, 2021, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2021
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 to July 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2021	Ending Account Value 7/31/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.74
Service Shares	$1,000	$1,000.20	$[2]0.79
Capital Shares	$1,000	$1,000.10	$[3]0.79
Eagle Shares	$1,000	$1,000.00	$[4]0.79
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.05	$0.75
Service Shares	$1,000	$1,024.00	$[2]0.80
Capital Shares	$1,000	$1,024.00	$[3]0.80
Eagle Shares	$1,000	$1,024.00	$[4]0.80

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.16%
Capital Shares	0.16%
Eagle Shares	0.16%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.40% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.98 and $2.01, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.24 and $1.25, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Eagle Shares current Fee Limit of 0.40% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.98 and $2.01, respectively.

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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Institutional Money Market Management (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the May Meetings that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report
41

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report
42

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
43

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Money Market Management
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919775
CUSIP 608919742
CUSIP 608919759
CUSIP 60934N211
28876 (9/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2021

Share Class | Ticker	Automated | PTAXX	R | PTRXX	Wealth | PCOXX
	Advisor | PCVXX	Service | PRCXX	Cash II | PCDXX
	Cash Series | PTSXX	Capital | PCCXX	Trust | PTTXX

Federated Hermes Prime Cash Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2020 through July 31, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	40.0%
Bank Instruments	31.4%
Other Repurchase Agreements and Repurchase Agreements	15.7%
Variable Rate Instruments	3.6%
U.S. Treasury Securities	0.3%
Municipal Bond	0.0%
Cash Equivalent[2]	7.8%
Other Assets and Liabilities—Net[3]	1.2%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.

2	Cash Equivalents include any investments in money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

At July 31, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	43.3%
8-30 Days	10.4%
31-90 Days	27.8%
91-180 Days	10.1%
181 Days or more	7.2%
Other Assets and Liabilities—Net[3]	1.2%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 11.5% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
2

Portfolio of Investments
July 31, 2021
Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER— 40.0%
		Aerospace/Auto— 0.3%
$ 65,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. SA), 0.160%, 11/10/2021	$64,970,822
		Finance - Banking— 15.0%
94,839,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 0.160%, 8/16/2021	94,832,677
150,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 0.160%, 11/30/2021	150,000,000
230,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.110% - 0.281%, 9/7/2021 - 4/12/2022	229,792,312
225,000,000		BPCE SA, 0.140%, 8/3/2021	224,998,250
256,000,000		DNB Bank ASA, 0.080%, 8/30/2021	255,983,502
50,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.150%, 1/20/2022	49,964,166
140,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 0.080% - 0.110%, 9/2/2021 - 11/4/2021	139,969,655
50,000,000		ING (U.S.) Funding LLC, 0.110%, 8/19/2021	49,997,250
71,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.080%, 9/2/2021	70,994,951
300,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.080% - 0.120%, 9/15/2021 - 10/19/2021	299,939,665
100,000,000		Nationwide Building Society, 0.100%, 8/9/2021	99,997,778
226,000,000		Nordea Bank Abp, 0.110% - 0.120%, 10/13/2021 - 11/22/2021	225,934,537
125,000,000		Royal Bank of Canada, 0.210% - 0.241%, 4/14/2022 - 6/21/2022	124,772,916
50,000,000		Royal Bank of Canada, New York Branch, 0.241%, 3/18/2022	49,923,666
150,000,000	[2]	Royal Bank of Canada, New York Branch, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	150,000,000
110,000,000	[2]	Royal Bank of Canada, New York Branch, 0.310% (Effective Fed Funds +0.210%), 8/2/2021	110,000,000
75,000,000		Sumitomo Mitsui Banking Corp., 0.120%, 10/25/2021	74,978,750
50,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.120%, 11/2/2021	50,000,000
369,000,000		Toronto Dominion Bank, 0.200% - 0.251%, 4/20/2022 - 7/7/2022	368,319,131
50,000,000		Westpac Banking Corp. Ltd., Sydney, 0.231%, 3/11/2022	49,929,083
		TOTAL	2,870,328,289
		Finance - Commercial— 2.9%
145,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.130%, 12/15/2021	145,000,000
25,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.130%, 12/7/2021	25,000,000
90,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.150%, 1/10/2022	90,000,000
Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER— continued
		Finance - Commercial— continued
$ 100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.150%, 1/10/2022	$100,000,000
125,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.150%, 1/20/2022	125,000,000
75,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200%, 10/18/2021	75,000,000
		TOTAL	560,000,000
		Finance - Retail— 8.8%
230,500,000		Chariot Funding LLC, 0.070% - 0.110%, 8/16/2021 - 10/19/2021	230,474,953
50,000,000		Old Line Funding, LLC, 0.100%, 2/3/2022	49,959,111
47,000,000		Old Line Funding, LLC, 0.120%, 9/24/2021	46,991,540
100,000,000		Old Line Funding, LLC, 0.150%, 8/3/2021	99,999,167
20,000,000		Old Line Funding, LLC, 0.150%, 1/24/2022	19,985,333
70,000,000		Old Line Funding, LLC, 0.190%, 9/13/2021	69,984,113
681,108,000		Sheffield Receivables Company LLC, 0.080% - 0.160%, 8/9/2021 - 10/21/2021	681,011,357
285,200,000		Starbird Funding Corp., 0.080% - 0.140%, 8/2/2021 - 10/22/2021	285,158,888
85,000,000		Thunder Bay Funding, LLC, 0.100%, 9/20/2021	84,988,194
50,000,000		Thunder Bay Funding, LLC, 0.190%, 9/13/2021	49,988,653
55,000,000		Thunder Bay Funding, LLC, 0.200%, 10/7/2021	54,979,528
		TOTAL	1,673,520,837
		Finance - Securities— 10.7%
50,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.150%, 1/4/2022	50,000,000
797,000,000		Anglesea Funding LLC, 0.080% - 0.200%, 8/2/2021 - 11/15/2021	796,843,330
166,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 0.080%, 8/2/2021	165,999,631
50,000,000		Chesham Finance LLC Series VII, (Citibank N.A., New York COL), 0.160%, 8/17/2021	49,996,444
218,000,000		Collateralized Commercial Paper FLEX Co., LLC, 0.100% - 0.180%, 8/2/2021 - 8/24/2021	217,990,486
517,700,000		Collateralized Commercial Paper V Co. LLC, 0.160% - 0.220%, 8/2/2021 - 1/18/2022	517,518,825
236,500,000		Longship Funding LLC, 0.080% - 0.115%, 9/10/2021 - 9/22/2021	236,470,525
		TOTAL	2,034,819,241
		Oil & Oil Finance— 0.3%
50,000,000		Exxon Mobil Corp., 0.180%, 9/7/2021	49,990,750
		Sovereign— 2.0%
10,000,000		BNG Bank N.V., 0.070%, 8/6/2021	9,999,903
231,750,000		Erste Abwicklungsanstalt, 0.080% - 0.110%, 9/2/2021 - 11/1/2021	231,711,102
Annual Shareholder Report
4

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER— continued
		Sovereign— continued
$ 130,000,000		Nederlandse Waterschapsbank NV, 0.110%, 10/29/2021	$129,964,646
		TOTAL	371,675,651
		TOTAL COMMERCIAL PAPER	7,625,305,590
		CERTIFICATES OF DEPOSIT— 24.0%
		Finance - Banking— 24.0%
400,000,000		Bank of Montreal, 0.210% - 0.240%, 3/3/2022 - 7/26/2022	400,000,000
100,000,000	[2]	Bank of Montreal, 0.290% (Secured Overnight Financing Rate +0.240%), 8/2/2021	100,000,000
276,000,000		Bank of Nova Scotia, Toronto, 0.220% - 0.250%, 10/7/2021 - 5/17/2022	276,000,000
205,000,000	[2]	Bank of Nova Scotia, Toronto, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	205,000,000
500,000,000		Canadian Imperial Bank of Commerce, 0.180% - 0.270%, 9/1/2021 - 1/4/2022	500,000,000
100,000,000	[2]	Canadian Imperial Bank of Commerce, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	100,000,000
150,000,000	[2]	Canadian Imperial Bank of Commerce, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	150,000,000
250,000,000		Credit Agricole Corporate and Investment Bank, 0.080%, 8/4/2021	250,000,000
125,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.110%, 10/22/2021	125,000,000
680,000,000		Mizuho Bank Ltd., 0.100% - 0.150%, 8/6/2021 - 9/2/2021	680,000,000
50,000,000		Royal Bank of Canada, 0.210%, 3/9/2022	50,000,000
300,000,000		Sumitomo Mitsui Banking Corp., 0.110% - 0.120%, 10/1/2021 - 10/15/2021	300,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 0.130%, 10/18/2021	99,971,843
904,625,000		Sumitomo Mitsui Trust Bank Ltd., 0.070% - 0.150%, 8/4/2021 - 10/22/2021	904,621,765
400,000,000		Toronto Dominion Bank, 0.240% - 0.260%, 10/4/2021 - 4/29/2022	400,000,000
45,000,000	[2]	Toronto Dominion Bank, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	44,999,988
		TOTAL CERTIFICATES OF DEPOSIT	4,585,593,596
		TIME DEPOSITS— 7.4%
		Finance - Banking— 7.4%
955,000,000		ABN Amro Bank NV, 0.090%, 8/3/2021 - 8/6/2021	955,000,000
150,000,000		Australia & New Zealand Banking Group, Melbourne, 0.080%, 8/4/2021	150,000,000
150,000,000		Cooperatieve Rabobank UA, 0.050%, 8/2/2021	150,000,000
150,000,000		DNB Bank ASA, 0.040%, 8/2/2021	150,000,000
		TOTAL TIME DEPOSITS	1,405,000,000
Annual Shareholder Report
5

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE— 3.6%
		Finance - Banking— 1.8%
$ 100,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.300% (Effective Fed Funds +0.200%), 8/3/2021	$100,000,000
95,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.320% (Effective Fed Funds +0.220%), 8/2/2021	95,000,000
6,725,000		Fiore Capital LLC, (Wells Fargo Bank, N.A. LOC), 0.120%, 8/5/2021	6,725,000
1,615,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.140%, 8/5/2021	1,615,000
595,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.270%, 8/5/2021	595,000
19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 0.090%, 8/5/2021	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank N.A., New York LOC), 0.120%, 8/5/2021	29,435,000
35,000,000		Royal Bank of Canada, New York Branch, 0.280% (Secured Overnight Financing Rate +0.230%), 8/2/2021	35,000,000
1,955,000		Spira Millennium LLC, Series 2001, (Bank of America N.A. LOC), 0.100%, 8/5/2021	1,955,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 0.120%, 8/5/2021	15,000,000
430,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.140%, 8/6/2021	430,000
20,559,285		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.410%, 8/2/2021	20,559,285
18,290,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.080%, 8/5/2021	18,290,000
		TOTAL	344,274,285
		Government Agency— 1.8%
5,915,000		1320 W Jefferson LLC, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	5,915,000
4,925,000		Andrew Long Irrevocable Family Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	4,925,000
1,700,000		Archer 1 LLC, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	1,700,000
2,100,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.130%, 8/5/2021	2,100,000
1,830,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 0.200%, 8/5/2021	1,830,000
6,230,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 0.120%, 8/5/2021	6,230,000
6,130,000		Frank Dale Insurance Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	6,130,000
8,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	8,000,000
Annual Shareholder Report
6

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	$4,000,000
6,740,000		Mason Harrison Ratliff Enterprises, LLC, (FHLB of Dallas LOC), 0.120%, 8/5/2021	6,740,000
30,200,000		Mike P. Sturdivant, Sr. Family Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	30,200,000
25,622,500		Naples SI, LLC, (FHLB of Indianapolis LOC), 0.130%, 8/5/2021	25,622,500
35,960,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	35,960,000
6,650,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (FHLB of New York LOC), 0.120%, 8/5/2021	6,650,000
21,000,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	21,000,000
5,410,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of New York LOC), 0.140%, 8/5/2021	5,410,000
6,000,000		Riverview Project, Series 2021, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	6,000,000
13,150,000		Rohnert Park 668, L.P., (FHLB of San Francisco LOC), 0.130%, 8/5/2021	13,150,000
7,600,000		Sandy Jacobs Irrevocable Insurance Trust, Series 2019, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	7,600,000
22,065,000		Sendra Family Irrevocable Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	22,065,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (FHLB of Pittsburgh LOC), 0.120%, 8/5/2021	11,260,000
4,860,000		Spingola Insurance Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	4,860,000
7,680,000		The J.G. Aguirre Master Trust, (FHLB of Atlanta LOC), 0.120%, 8/5/2021	7,680,000
23,765,000		The Jacob Rosenstein Irrevocable Life Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	23,765,000
4,150,000		The Mary Jane Beauregard Irrevocable Insurance Trust of 2017, (FHLB of Dallas LOC), 0.120%, 8/5/2021	4,150,000
4,710,000		The Mulberry Family Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	4,710,000
20,330,000		The Murray D. Berry Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	20,330,000
20,945,000		The Ray L. Berry Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	20,945,000
16,400,000		Wingo Family Master Trust, (FHLB of Des Moines LOC), 0.150%, 8/5/2021	16,400,000
		TOTAL	335,327,500
		TOTAL NOTES - VARIABLE	679,601,785
Annual Shareholder Report
7

Principal Amount or Shares			Value
		U.S. TREASURY— 0.3%
		U.S. Treasury Notes— 0.3%
$ 50,000,000	[2]	United States Treasury Floating Rate Notes, 0.084% (91-day T-Bill +0.034%), 8/3/2021	$50,007,074
		MUNICIPAL BOND— 0.0%
		Municipal— 0.0%
10,000,000		Alabama State Public School & College Authority, (Series 2020B), 0.253%, 9/1/2021	10,000,000
		OTHER REPURCHASE AGREEMENTS— 14.1%
		Finance - Banking— 14.1%
25,000,000		BMO Capital Markets Corp., 0.18%, dated 7/30/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,500 on 8/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $102,567,276 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
90,000,000		BMO Capital Markets Corp., 0.20%, dated 7/30/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,002,500 on 8/2/2021, in which asset-backed securities, corporate bonds, medium-term notes and Sovereign debt securities with a market value of $153,198,037 have been received as collateral and held with BNY Mellon as tri-party agent.	90,000,000
100,000,000		BMO Capital Markets Corp., 0.25%, dated 2/8/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,259,904 on 1/10/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and Sovereign debt securities with a market value of $204,307,157 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
20,000,000		BMO Capital Markets Corp., 0.30%, dated 7/30/2021, interest in a $20,000,000 collateralized loan agreement will repurchase securities provided as collateral for $20,000,500 on 8/2/2021, in which asset-backed securities, corporate bonds, medium-term notes and Sovereign debt securities with a market value of $20,403,188 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
15,000,000		BNP Paribas S.A. 0.18%, dated 7/30/2021, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,000,750 on 8/2/2021, in which asset-backed securities and Sovereign debt securities with a market value of $51,000,765 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
25,000,000		Citigroup Global Markets, Inc., 0.42%, dated 5/19/2021, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,052,500 on 11/15/2021, in which Sovereign debt securities with a market value of $25,669,619 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
Annual Shareholder Report
8

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 50,000,000	Citigroup Global Markets, Inc., 0.47%, dated 5/19/2021, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,117,845 on 11/15/2021, in which collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $51,022,183 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
250,000,000	Credit Agricole S.A., 0.15%, dated 7/29/2021, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,013,750 on 8/5/2021, in which assets-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and Sovereign debt securities with a market value of $561,007,598.have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
90,000,000	Credit Agricole S.A., agreement 0.22%, dated 7/29/2021, interest in a $170,000,000 collateralized loan agreement will repurchase securities provided as collateral for $170,006,233 on 8/5/2021, in which assets-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and Sovereign debt securities with a market value of $173,403,197 have been received as collateral and held with BNY Mellon as tri-party agent.	90,000,000
50,000,000	Credit Suisse Securities (USA) LLC, 0.20%, dated 7/27/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,003,889 on 8/3/2021, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,003,400 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
25,000,000	HSBC Securities (USA), Inc., 0.18%, dated 7/30/2021, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,000,375 on 8/2/2021, in which asset-backed securities with a market value of $25,500,234 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
95,000,000	J.P. Morgan Securities LLC, 0.27%, dated 7/27/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,010,500 on 8/3/2021, in which corporate bonds and medium-term notes with a market value of $204,000,017 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
110,000,000	J.P. Morgan Securities LLC, 0.33%, dated 7/20/2021, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,071,042 on 8/20/2021, in which corporate bonds with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	110,000,000
Annual Shareholder Report
9

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 75,000,000	Mizuho Securities USA, Inc., 0.28%, dated 7/30/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,003,500 on 8/2/2021, in which common stocks with a market value of $153,003,589 have been received as collateral and held with BNY Mellon as tri-party agent.	$75,000,000
100,000,000	Mizuho Securities USA, Inc., 0.45%, dated 9/4/2020, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,090,000 on 10/1/2021 in which collateralized mortgage obligations, commercial paper and municipal bonds with a market value of $122,452,225 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
225,000,000	MUFG Securities Americas, Inc., 0.23%, dated 7/30/2021, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,010,542 on 8/2/2021, in which American depositary receipts, common stocks, convertible bonds, exchange traded funds and unit investment trust with a market value of $561,010,753 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
150,000,000	Pershing LLC, 0.33%, dated 10/30/2020, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,019,250 on 8/10/2021, in which asset-backed securities, collateralized mortgage obligations, common stocks, convertible bonds, corporate bonds, exchange-traded funds, medium-term notes and municipal bonds with a market value of $306,037,843 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
225,000,000	Societe Generale, Paris, 0.14%, dated 7/30/2021, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,004,083 on 8/2/2021, in which asset-backed securities, corporate bonds, medium-term notes and Sovereign debt securities with a market value of $357,004,182 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
320,000,000	Societe Generale, Paris, 0.23%, dated 7/30/2021, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,012,458 on 8/2/2021, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes and Sovereign debt securities with a market value of $663,012,713 have been received as collateral and held with BNY Mellon as tri-party agent.	320,000,000
50,000,000	Standard Chartered Bank, 0.16%, dated 7/30/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,333 on 8/2/2021, in which U.S. treasury bills, U.S. treasury notes and U.S. Treasury bonds with a market value of $102,009,823 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Annual Shareholder Report
10

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 120,000,000	Wells Fargo Securities LLC, 0.57%, dated 6/1/2020, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,171,000 on 10/5/2021, in which convertible bonds with a market value of $122,450,756 have been received as collateral and held with BNY Mellon as tri-party agent.	$120,000,000
150,000,000	Wells Fargo Securities LLC, 0.54%, dated 7/2/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,202,500 on 9/30/2021 in which convertible bonds with a market value of $153,071,204 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
150,000,000	Wells Fargo Securities LLC, 0.59%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,221,250 on 10/18/2021 in which convertible bonds with a market value of $153,032,633 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
175,000,000	Wells Fargo Securities LLC, 0.58%, dated 4/27/2021, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,253,750 on 10/20/2021, in which convertible bonds with a market value of $178,532,607 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	2,685,000,000
	REPURCHASE AGREEMENT— 1.6%
	Finance - Banking— 1.6%
311,850,000	Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 7/30/2021 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,013,750 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2051 and the market value of those underlying securities was $3,060,014,025.	311,850,000
	INVESTMENT COMPANIES— 7.8%
1,000,000,000	Federated Hermes Institutional Money Market Management, Institutional Shares, 0.01%[3]	999,713,001
500,267,549	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[3]	500,267,526
	TOTAL INVESTMENT COMPANIES	1,499,980,527
	TOTAL INVESTMENT IN SECURITIES—98.8% (AT AMORTIZED COST)[4]	18,852,338,572
	OTHER ASSETS AND LIABILITIES - NET—1.2%[5]	227,285,516
	TOTAL NET ASSETS—100%	$19,079,624,088
Annual Shareholder Report
11

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2021, were as follows:
	Federated Hermes Institutional Money Market Management, Institutional Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2020	$999,713,000	$500,267,520	$1,499,980,520
Purchases at Cost	$5,000	$5,003	$10,003
Proceeds from Sales	$(5,000)	$(5,003)	$(10,003)
Change in Unrealized Appreciation/ Depreciation	N/A	$—	$—
Net Realized Gain/(Loss)	$1	$6	$7
Value as of 7/31/2021	$999,713,001	$500,267,526	$1,499,980,527
Shares Held as of 7/31/2021	1,000,000,000	500,267,549	1,500,267,549
Dividend Income	$615,278	$412,230	$1,027,508

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
12

The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Commercial Paper	$—	$7,625,305,590	$—	$7,625,305,590
Certificates Of Deposit	—	4,585,593,596	—	4,585,593,596
Time Deposits	—	1,405,000,000	—	1,405,000,000
Notes - Variable	—	679,601,785	—	679,601,785
U.S. Treasury	—	50,007,074	—	50,007,074
Municipal Bond	—	10,000,000	—	10,000,000
Other Repurchase Agreements	—	2,685,000,000	—	2,685,000,000
Repurchase Agreements	—	311,850,000	—	311,850,000
Investment Company	1,499,980,527	—	—	1,499,980,527
TOTAL SECURITIES	$1,499,980,527	$17,352,358,045	$—	$18,852,338,572

The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.010	0.020	0.012	0.005
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.010	0.020	0.012	0.005
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.010)	(0.020)	(0.012)	(0.005)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.010)	(0.020)	(0.012)	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.01%	2.03%	1.22%	0.45%
Ratios to Average Net Assets:
Net expenses[3]	0.23%	0.53%	0.54%	0.51%	0.51%
Net investment income	0.01%	1.01%	2.06%	1.21%	0.37%
Expense waiver/reimbursement[4]	0.41%	0.11%	0.10%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,034,830	$1,603,414	$1,678,950	$376,107	$346,013

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.006	0.014	0.006	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.006	0.014	0.006	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.006)	(0.014)	(0.006)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.006)	(0.014)	(0.006)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.56%	1.42%	0.58%	0.04%
Ratios to Average Net Assets:
Net expenses[3]	0.23%	0.97%	1.13%	1.15%	0.82%
Net investment income	0.01%	0.54%	1.42%	0.56%	0.02%
Expense waiver/reimbursement[4]	1.09%	0.32%	0.16%	0.18%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,762	$48,615	$44,257	$42,390	$51,059

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.013	0.023	0.015	0.008
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.013	0.023	0.015	0.008
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.013)	(0.023)	(0.015)	(0.008)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.013)	(0.023)	(0.015)	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	1.33%	2.36%	1.53%	0.75%
Ratios to Average Net Assets:
Net expenses[3]	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.04%	1.33%	2.36%	1.56%	0.71%
Expense waiver/reimbursement[4]	0.10%	0.10%	0.10%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,788,470	$18,814,127	$16,862,096	$5,770,600	$2,868,583

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2019[1]
	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.013	0.013
Net realized gain (loss)	0.000[2]	0.000[2]	—
Total From Investment Operations	0.000[2]	0.013	0.013
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.013)	(0.013)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	—
Total Distributions	(0.000)[2]	(0.013)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.04%	1.33%	1.31%
Ratios to Average Net Assets:
Net expenses[4]	0.20%	0.20%	0.20%[5]
Net investment income	0.04%	1.32%	2.39%[5]
Expense waiver/reimbursement[6]	0.10%	0.10%	0.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$187,921	$376,278	$276,284

1	Reflects operations for the period from January 18, 2019 (date of initial investment) to July 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.011	0.021	0.013	0.005
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.011	0.021	0.013	0.005
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.011)	(0.021)	(0.013)	(0.005)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.011)	(0.021)	(0.013)	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.09%	2.10%	1.28%	0.50%
Ratios to Average Net Assets:
Net expenses[3]	0.23%	0.45%	0.45%	0.45%	0.45%
Net investment income	0.01%	1.06%	2.09%	1.31%	0.47%
Expense waiver/reimbursement[4]	0.32%	0.10%	0.10%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,711,361	$3,016,273	$2,757,262	$1,799,914	$1,215,338

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.007	0.016	0.008	0.002
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.007	0.016	0.008	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.007)	(0.016)	(0.008)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.007)	(0.016)	(0.008)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.72%	1.65%	0.83%	0.16%
Ratios to Average Net Assets:
Net expenses[3]	0.22%	0.81%	0.90%	0.90%	0.79%
Net investment income	0.01%	0.71%	1.64%	0.80%	0.16%
Expense waiver/reimbursement[4]	0.78%	0.19%	0.10%	0.13%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,275,933	$1,125,251	$1,043,702	$998,683	$1,196,268

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.006	0.015	0.007	0.001
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.006	0.015	0.007	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.006)	(0.015)	(0.007)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.006)	(0.015)	(0.007)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.62%	1.51%	0.72%	0.08%
Ratios to Average Net Assets:
Net expenses[3]	0.22%	0.92%	1.03%	1.00%	0.70%
Net investment income	0.01%	0.63%	1.49%	0.72%	0.02%
Expense waiver/reimbursement[4]	1.03%	0.34%	0.21%	0.23%	0.57%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,076	$33,265	$32,789	$29,911	$28,365

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.012	0.022	0.013	0.007
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.001	0.000[1]
Total From Investment Operations	0.000[1]	0.012	0.022	0.014	0.007
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.012)	(0.022)	(0.014)	(0.007)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.012)	(0.022)	(0.014)	(0.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.23%	2.26%	1.43%	0.65%
Ratios to Average Net Assets:
Net expenses[3]	0.23%	0.30%	0.30%	0.30%	0.30%
Net investment income	0.01%	1.20%	2.25%	1.46%	0.45%
Expense waiver/reimbursement[4]	0.18%	0.10%	0.10%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$329,279	$548,708	$670,114	$398,852	$203,594

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.009	0.018	0.010	0.003
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.009	0.018	0.010	0.003
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.009)	(0.018)	(0.010)	(0.003)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.009)	(0.018)	(0.010)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.87%	1.85%	1.02%	0.29%
Ratios to Average Net Assets:
Net expenses[3]	0.23%	0.66%	0.70%	0.70%	0.63%
Net investment income	0.01%	0.86%	1.90%	1.03%	0.15%
Expense waiver/reimbursement[4]	0.57%	0.14%	0.10%	0.13%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,670,993	$3,667,951	$3,502,863	$19,829	$13,188

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Assets and Liabilities
July 31, 2021

Assets:
Investment in repurchase agreements and other repurchase agreements	$2,996,850,000
Investment in securities, including $1,499,980,527 of investment in affiliated holdings*	15,855,488,572
Investment in securities, at amortized cost and fair value	18,852,338,572
Cash	299,993,541
Income receivable	3,411,776
Income receivable from affiliated holdings	17,669
Receivable for shares sold	15,917,044
Total Assets	19,171,678,602
Liabilities:
Payable for investments purchased	69,629,111
Payable for shares redeemed	20,717,721
Income distribution payable	11,468
Payable for investment adviser fee (Note 5)	49,838
Payable for administrative fee (Note 5)	81,670
Payable for other service fees (Notes 2 and 5)	181,569
Accrued expenses (Note 5)	1,383,137
Total Liabilities	92,054,514
Net assets for 19,079,615,987 shares outstanding	$19,079,624,088
Net Assets Consist of:
Paid-in capital	$19,079,607,171
Total distributable earnings (loss)	16,917
Total Net Assets	$19,079,624,088
Annual Shareholder Report
23

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$1,034,829,658 ÷ 1,034,829,219 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$38,761,706 ÷ 38,761,689 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$11,788,469,670 ÷ 11,788,464,663 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$187,921,185 ÷ 187,921,105 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$1,711,360,608 ÷ 1,711,359,880 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,275,932,962 ÷ 1,275,932,421 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$42,076,430 ÷ 42,076,413 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$329,278,564 ÷ 329,278,424 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$2,670,993,305 ÷ 2,670,992,173 shares outstanding, no par value, unlimited shares authorized	$1.00

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Operations
Year Ended July 31, 2021

Investment Income:
Interest	$55,010,740
Dividends received from affiliated holdings*	1,027,508
TOTAL INCOME	56,038,248
Expenses:
Investment adviser fee (Note 5)	47,612,880
Administrative fee (Note 5)	19,190,646
Custodian fees	741,487
Transfer agent fees (Note 2)	6,146,913
Directors’/Trustees’ fees (Note 5)	135,316
Auditing fees	22,760
Legal fees	11,903
Portfolio accounting fees	289,877
Distribution services fee (Note 5)	13,312,443
Other service fees (Notes 2 and 5)	21,453,159
Share registration costs	348,380
Printing and postage	510,491
Miscellaneous (Note 5)	230,973
TOTAL EXPENSES	110,007,228
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(26,675,206)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(34,717,043)
TOTAL WAIVERS AND REIMBURSEMENTS	(61,392,249)
Net expenses	48,614,979
Net investment income	7,423,269
Net realized gain on investments (including net realized gain of $7 on sales of investments in affiliated holdings*)	11,556
Change in net assets resulting from operations	$7,434,825

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of Changes in Net Assets

Year Ended July 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,423,269	$359,579,995
Net realized gain (loss)	11,556	52,710
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,434,825	359,632,705
Distributions to Shareholders:
Automated Shares	(137,765)	(16,843,929)
Class R Shares	(3,974)	(248,645)
Wealth Shares	(6,432,149)	(256,180,113)
Advisor Shares	(127,699)	(4,429,409)
Service Shares	(233,300)	(34,575,442)
Cash II Shares	(125,177)	(7,711,336)
Cash Series Shares	(3,927)	(217,406)
Capital Shares	(50,973)	(7,930,540)
Trust Shares	(349,121)	(31,478,943)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,464,085)	(359,615,763)
Share Transactions:
Proceeds from sale of shares	15,284,485,959	41,712,534,158
Net asset value of shares issued to shareholders in payment of distributions declared	6,952,724	335,636,444
Cost of shares redeemed	(25,445,666,626)	(39,682,621,667)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,154,227,943)	2,365,548,935
Change in net assets	(10,154,257,203)	2,365,565,877
Net Assets:
Beginning of period	29,233,881,291	26,868,315,414
End of period	$19,079,624,088	$29,233,881,291
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Notes to Financial Statements
July 31, 2021
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services
Annual Shareholder Report
27

recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Annual Shareholder Report
28

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $61,392,249 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$1,409,804	$(4,588)	$(799,559)
Class R Shares	118,685	(2,260)	(97,790)
Wealth Shares	2,227,916	(241)	—
Advisor Shares	40,196	—	—
Service Shares	328,363	—	(4)
Cash II Shares	1,420,493	(47,555)	(892,776)
Cash Series Shares	43,339	(855)	(27,654)
Capital Shares	60,481	—	—
Trust Shares	497,636	(6)	—
TOTAL	$6,146,913	$(55,505)	$(1,817,783)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $921 of other service fees for the year ended July 31, 2021. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
Annual Shareholder Report
29

For the year ended July 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$3,519,031	$(57,706)	$(3,422,858)
Class R Shares	100,342	(276)	(100,066)
Service Shares	5,682,627	(4,030)	(4,940,447)
Cash II Shares	3,070,390	(13,403)	(3,056,987)
Cash Series Shares	96,320	—	(96,320)
Capital Shares	417,789	(11,807)	(280,502)
Trust Shares	8,566,660	—	(8,566,660)
TOTAL	$21,453,159	$(87,222)	$(20,463,840)
For the year ended July 31, 2021, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted
Annual Shareholder Report
30

securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2021		Year Ended 7/31/2020
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,092,892,574	$1,092,892,574	1,758,276,041	$1,758,276,041
Shares issued to shareholders in payment of distributions declared	135,800	135,800	16,647,845	16,647,845
Shares redeemed	(1,661,611,602)	(1,661,611,602)	(1,850,460,085)	(1,850,460,085)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(568,583,228)	$(568,583,228)	(75,536,199)	$(75,536,199)
	Year Ended 7/31/2021		Year Ended 7/31/2020
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	25,037,245	$25,037,245	27,445,309	$27,445,309
Shares issued to shareholders in payment of distributions declared	3,927	3,927	247,196	247,196
Shares redeemed	(34,894,798)	(34,894,798)	(23,333,858)	(23,333,858)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(9,853,626)	$(9,853,626)	4,358,647	$4,358,647
	Year Ended 7/31/2021		Year Ended 7/31/2020
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	8,603,643,868	$8,603,643,868	28,640,379,005	$28,640,379,005
Shares issued to shareholders in payment of distributions declared	5,940,168	5,940,168	234,495,334	234,495,334
Shares redeemed	(15,635,221,953)	(15,635,221,953)	(26,922,855,195)	(26,922,855,195)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(7,025,637,917)	$(7,025,637,917)	1,952,019,144	$1,952,019,144
Annual Shareholder Report
31

	Year Ended 7/31/2021		Year Ended 7/31/2020
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	170,408,084	$170,408,084	884,263,886	$884,263,886
Shares issued to shareholders in payment of distributions declared	127,699	127,699	4,429,608	4,429,608
Shares redeemed	(358,892,162)	(358,892,162)	(788,700,279)	(788,700,279)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(188,356,379)	$(188,356,379)	99,993,215	$99,993,215
	Year Ended 7/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,287,654,602	$1,287,654,602	5,238,090,768	$5,238,090,768
Shares issued to shareholders in payment of distributions declared	220,581	220,581	33,107,271	33,107,271
Shares redeemed	(2,592,784,162)	(2,592,784,162)	(5,012,188,657)	(5,012,188,657)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,304,908,979)	$(1,304,908,979)	259,009,382	$259,009,382
	Year Ended 7/31/2021		Year Ended 7/31/2020
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	1,494,273,060	$1,494,273,060	1,804,367,389	$1,804,367,389
Shares issued to shareholders in payment of distributions declared	124,526	124,526	7,694,480	7,694,480
Shares redeemed	(1,343,714,244)	(1,343,714,244)	(1,730,513,658)	(1,730,513,658)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	150,683,342	$150,683,342	81,548,211	$81,548,211
	Year Ended 7/31/2021		Year Ended 7/31/2020
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	60,002,729	$60,002,729	53,724,382	$53,724,382
Shares issued to shareholders in payment of distributions declared	3,891	3,891	213,355	213,355
Shares redeemed	(51,194,705)	(51,194,705)	(53,461,835)	(53,461,835)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	8,811,915	$8,811,915	475,902	$475,902
Annual Shareholder Report
32

	Year Ended 7/31/2021		Year Ended 7/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	286,065,142	$286,065,142	719,368,195	$719,368,195
Shares issued to shareholders in payment of distributions declared	47,159	47,159	7,340,811	7,340,811
Shares redeemed	(505,540,753)	(505,540,753)	(848,115,152)	(848,115,152)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(219,428,452)	$(219,428,452)	(121,406,146)	$(121,406,146)
	Year Ended 7/31/2021		Year Ended 7/31/2020
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,264,508,655	$2,264,508,655	2,586,619,183	$2,586,619,183
Shares issued to shareholders in payment of distributions declared	348,973	348,973	31,460,544	31,460,544
Shares redeemed	(3,261,812,247)	(3,261,812,247)	(2,452,992,948)	(2,452,992,948)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(996,954,619)	$(996,954,619)	165,086,779	$165,086,779
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(10,154,227,943)	$(10,154,227,943)	2,365,548,935	$2,365,548,935
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income[1]	$7,464,085	$359,613,083
Long-term capital gains	$—	$2,680

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2021, the component of distributable earnings on a tax-basis was as follows:
Undistributed ordinary income[2]	$16,917

2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
Annual Shareholder Report
33

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2021, the Adviser voluntarily waived $26,675,133 of its fee and voluntarily reimbursed $55,505 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2021, the Adviser reimbursed $73.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$208,886	$(208,790)
Cash II Shares	4,305,431	(4,281,448)
Cash Series Shares	231,466	(230,798)
Trust Shares	8,566,660	(7,571,657)
TOTAL	$13,312,443	$(12,292,693)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended July 31, 2021, FSSC received $1,212 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of fees and expenses of the investments in affiliated funds paid by the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report
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6. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2021, the Fund had no outstanding loans. During the year ended July 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2021, there were no outstanding loans. During the year ended July 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2021, 76.91% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report
37

Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the FEDERATED HERMES Money Market Obligations Trust and Shareholders of Federated HERMES Prime Cash Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Prime Cash Obligations Fund (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust, as of July 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2021
Annual Shareholder Report
39

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 to July 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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40

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2021	Ending Account Value 7/31/2021	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.10	$[2]0.89
Class R Shares	$1,000	$1,000.10	$[3]0.84
Wealth Shares	$1,000	$1,000.10	$0.89
Advisor Shares	$1,000	$1,000.10	$0.89
Service Shares	$1,000	$1,000.10	$[4]0.89
Cash II Shares	$1,000	$1,000.10	$[5]0.84
Cash Series Shares	$1,000	$1,000.10	$[6]0.84
Capital Shares	$1,000	$1,000.10	$[7]0.89
Trust Shares	$1,000	$1,000.10	$[8]0.89
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,023.90	$[2]0.90
Class R Shares	$1,000	$1,023.95	$[3]0.85
Wealth Shares	$1,000	$1,023.90	$0.90
Advisor Shares	$1,000	$1,023.90	$0.90
Service Shares	$1,000	$1,023.90	$[4]0.90
Cash II Shares	$1,000	$1,023.95	$[5]0.85
Cash Series Shares	$1,000	$1,023.95	$[6]0.85
Capital Shares	$1,000	$1,023.90	$[7]0.90
Trust Shares	$1,000	$1,023.90	$[8]0.90

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.18%
Class R Shares	0.17%
Wealth Shares	0.18%
Advisor Shares	0.18%
Service Shares	0.18%
Cash II Shares	0.17%
Cash Series Shares	0.17%
Capital Shares	0.18%
Trust Shares	0.18%
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2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.73 and $2.76, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class R Shares current Fee Limit of 1.15% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.70 and $5.77, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.

5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.90% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.46 and $4.52, respectively.

6
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.21 and $5.27, respectively.

7
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51, respectively.

8
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.47 and $3.51, respectively.

Annual Shareholder Report
42

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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43

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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44

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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46

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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47

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since November 1996. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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48

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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50

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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53

performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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55

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Prime Cash Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 608919429
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450519 (9/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2021

Share Class | Ticker	Wealth | PCOXX

Federated Hermes Prime Cash Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2020 through July 31, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	40.0%
Bank Instruments	31.4%
Other Repurchase Agreements and Repurchase Agreements	15.7%
Variable Rate Instruments	3.6%
U.S. Treasury Securities	0.3%
Municipal Bond	0.0%
Cash Equivalent[2]	7.8%
Other Assets and Liabilities—Net[3]	1.2%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.

2	Cash Equivalents include any investments in money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

At July 31, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	43.3%
8-30 Days	10.4%
31-90 Days	27.8%
91-180 Days	10.1%
181 Days or more	7.2%
Other Assets and Liabilities—Net[3]	1.2%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 11.5% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
2

Portfolio of Investments
July 31, 2021
Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER— 40.0%
		Aerospace/Auto— 0.3%
$ 65,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. SA), 0.160%, 11/10/2021	$64,970,822
		Finance - Banking— 15.0%
94,839,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 0.160%, 8/16/2021	94,832,677
150,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 0.160%, 11/30/2021	150,000,000
230,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.110% - 0.281%, 9/7/2021 - 4/12/2022	229,792,312
225,000,000		BPCE SA, 0.140%, 8/3/2021	224,998,250
256,000,000		DNB Bank ASA, 0.080%, 8/30/2021	255,983,502
50,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.150%, 1/20/2022	49,964,166
140,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 0.080% - 0.110%, 9/2/2021 - 11/4/2021	139,969,655
50,000,000		ING (U.S.) Funding LLC, 0.110%, 8/19/2021	49,997,250
71,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.080%, 9/2/2021	70,994,951
300,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.080% - 0.120%, 9/15/2021 - 10/19/2021	299,939,665
100,000,000		Nationwide Building Society, 0.100%, 8/9/2021	99,997,778
226,000,000		Nordea Bank Abp, 0.110% - 0.120%, 10/13/2021 - 11/22/2021	225,934,537
125,000,000		Royal Bank of Canada, 0.210% - 0.241%, 4/14/2022 - 6/21/2022	124,772,916
50,000,000		Royal Bank of Canada, New York Branch, 0.241%, 3/18/2022	49,923,666
150,000,000	[2]	Royal Bank of Canada, New York Branch, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	150,000,000
110,000,000	[2]	Royal Bank of Canada, New York Branch, 0.310% (Effective Fed Funds +0.210%), 8/2/2021	110,000,000
75,000,000		Sumitomo Mitsui Banking Corp., 0.120%, 10/25/2021	74,978,750
50,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.120%, 11/2/2021	50,000,000
369,000,000		Toronto Dominion Bank, 0.200% - 0.251%, 4/20/2022 - 7/7/2022	368,319,131
50,000,000		Westpac Banking Corp. Ltd., Sydney, 0.231%, 3/11/2022	49,929,083
		TOTAL	2,870,328,289
		Finance - Commercial— 2.9%
145,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.130%, 12/15/2021	145,000,000
25,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.130%, 12/7/2021	25,000,000
90,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.150%, 1/10/2022	90,000,000
Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER— continued
		Finance - Commercial— continued
$ 100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.150%, 1/10/2022	$100,000,000
125,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.150%, 1/20/2022	125,000,000
75,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200%, 10/18/2021	75,000,000
		TOTAL	560,000,000
		Finance - Retail— 8.8%
230,500,000		Chariot Funding LLC, 0.070% - 0.110%, 8/16/2021 - 10/19/2021	230,474,953
50,000,000		Old Line Funding, LLC, 0.100%, 2/3/2022	49,959,111
47,000,000		Old Line Funding, LLC, 0.120%, 9/24/2021	46,991,540
100,000,000		Old Line Funding, LLC, 0.150%, 8/3/2021	99,999,167
20,000,000		Old Line Funding, LLC, 0.150%, 1/24/2022	19,985,333
70,000,000		Old Line Funding, LLC, 0.190%, 9/13/2021	69,984,113
681,108,000		Sheffield Receivables Company LLC, 0.080% - 0.160%, 8/9/2021 - 10/21/2021	681,011,357
285,200,000		Starbird Funding Corp., 0.080% - 0.140%, 8/2/2021 - 10/22/2021	285,158,888
85,000,000		Thunder Bay Funding, LLC, 0.100%, 9/20/2021	84,988,194
50,000,000		Thunder Bay Funding, LLC, 0.190%, 9/13/2021	49,988,653
55,000,000		Thunder Bay Funding, LLC, 0.200%, 10/7/2021	54,979,528
		TOTAL	1,673,520,837
		Finance - Securities— 10.7%
50,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.150%, 1/4/2022	50,000,000
797,000,000		Anglesea Funding LLC, 0.080% - 0.200%, 8/2/2021 - 11/15/2021	796,843,330
166,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 0.080%, 8/2/2021	165,999,631
50,000,000		Chesham Finance LLC Series VII, (Citibank N.A., New York COL), 0.160%, 8/17/2021	49,996,444
218,000,000		Collateralized Commercial Paper FLEX Co., LLC, 0.100% - 0.180%, 8/2/2021 - 8/24/2021	217,990,486
517,700,000		Collateralized Commercial Paper V Co. LLC, 0.160% - 0.220%, 8/2/2021 - 1/18/2022	517,518,825
236,500,000		Longship Funding LLC, 0.080% - 0.115%, 9/10/2021 - 9/22/2021	236,470,525
		TOTAL	2,034,819,241
		Oil & Oil Finance— 0.3%
50,000,000		Exxon Mobil Corp., 0.180%, 9/7/2021	49,990,750
		Sovereign— 2.0%
10,000,000		BNG Bank N.V., 0.070%, 8/6/2021	9,999,903
231,750,000		Erste Abwicklungsanstalt, 0.080% - 0.110%, 9/2/2021 - 11/1/2021	231,711,102
Annual Shareholder Report
4

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER— continued
		Sovereign— continued
$ 130,000,000		Nederlandse Waterschapsbank NV, 0.110%, 10/29/2021	$129,964,646
		TOTAL	371,675,651
		TOTAL COMMERCIAL PAPER	7,625,305,590
		CERTIFICATES OF DEPOSIT— 24.0%
		Finance - Banking— 24.0%
400,000,000		Bank of Montreal, 0.210% - 0.240%, 3/3/2022 - 7/26/2022	400,000,000
100,000,000	[2]	Bank of Montreal, 0.290% (Secured Overnight Financing Rate +0.240%), 8/2/2021	100,000,000
276,000,000		Bank of Nova Scotia, Toronto, 0.220% - 0.250%, 10/7/2021 - 5/17/2022	276,000,000
205,000,000	[2]	Bank of Nova Scotia, Toronto, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	205,000,000
500,000,000		Canadian Imperial Bank of Commerce, 0.180% - 0.270%, 9/1/2021 - 1/4/2022	500,000,000
100,000,000	[2]	Canadian Imperial Bank of Commerce, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	100,000,000
150,000,000	[2]	Canadian Imperial Bank of Commerce, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	150,000,000
250,000,000		Credit Agricole Corporate and Investment Bank, 0.080%, 8/4/2021	250,000,000
125,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.110%, 10/22/2021	125,000,000
680,000,000		Mizuho Bank Ltd., 0.100% - 0.150%, 8/6/2021 - 9/2/2021	680,000,000
50,000,000		Royal Bank of Canada, 0.210%, 3/9/2022	50,000,000
300,000,000		Sumitomo Mitsui Banking Corp., 0.110% - 0.120%, 10/1/2021 - 10/15/2021	300,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 0.130%, 10/18/2021	99,971,843
904,625,000		Sumitomo Mitsui Trust Bank Ltd., 0.070% - 0.150%, 8/4/2021 - 10/22/2021	904,621,765
400,000,000		Toronto Dominion Bank, 0.240% - 0.260%, 10/4/2021 - 4/29/2022	400,000,000
45,000,000	[2]	Toronto Dominion Bank, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	44,999,988
		TOTAL CERTIFICATES OF DEPOSIT	4,585,593,596
		TIME DEPOSITS— 7.4%
		Finance - Banking— 7.4%
955,000,000		ABN Amro Bank NV, 0.090%, 8/3/2021 - 8/6/2021	955,000,000
150,000,000		Australia & New Zealand Banking Group, Melbourne, 0.080%, 8/4/2021	150,000,000
150,000,000		Cooperatieve Rabobank UA, 0.050%, 8/2/2021	150,000,000
150,000,000		DNB Bank ASA, 0.040%, 8/2/2021	150,000,000
		TOTAL TIME DEPOSITS	1,405,000,000
Annual Shareholder Report
5

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE— 3.6%
		Finance - Banking— 1.8%
$ 100,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.300% (Effective Fed Funds +0.200%), 8/3/2021	$100,000,000
95,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.320% (Effective Fed Funds +0.220%), 8/2/2021	95,000,000
6,725,000		Fiore Capital LLC, (Wells Fargo Bank, N.A. LOC), 0.120%, 8/5/2021	6,725,000
1,615,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.140%, 8/5/2021	1,615,000
595,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.270%, 8/5/2021	595,000
19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 0.090%, 8/5/2021	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank N.A., New York LOC), 0.120%, 8/5/2021	29,435,000
35,000,000		Royal Bank of Canada, New York Branch, 0.280% (Secured Overnight Financing Rate +0.230%), 8/2/2021	35,000,000
1,955,000		Spira Millennium LLC, Series 2001, (Bank of America N.A. LOC), 0.100%, 8/5/2021	1,955,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 0.120%, 8/5/2021	15,000,000
430,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.140%, 8/6/2021	430,000
20,559,285		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.410%, 8/2/2021	20,559,285
18,290,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.080%, 8/5/2021	18,290,000
		TOTAL	344,274,285
		Government Agency— 1.8%
5,915,000		1320 W Jefferson LLC, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	5,915,000
4,925,000		Andrew Long Irrevocable Family Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	4,925,000
1,700,000		Archer 1 LLC, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	1,700,000
2,100,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.130%, 8/5/2021	2,100,000
1,830,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 0.200%, 8/5/2021	1,830,000
6,230,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 0.120%, 8/5/2021	6,230,000
6,130,000		Frank Dale Insurance Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	6,130,000
8,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	8,000,000
Annual Shareholder Report
6

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	$4,000,000
6,740,000		Mason Harrison Ratliff Enterprises, LLC, (FHLB of Dallas LOC), 0.120%, 8/5/2021	6,740,000
30,200,000		Mike P. Sturdivant, Sr. Family Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	30,200,000
25,622,500		Naples SI, LLC, (FHLB of Indianapolis LOC), 0.130%, 8/5/2021	25,622,500
35,960,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	35,960,000
6,650,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (FHLB of New York LOC), 0.120%, 8/5/2021	6,650,000
21,000,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	21,000,000
5,410,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of New York LOC), 0.140%, 8/5/2021	5,410,000
6,000,000		Riverview Project, Series 2021, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	6,000,000
13,150,000		Rohnert Park 668, L.P., (FHLB of San Francisco LOC), 0.130%, 8/5/2021	13,150,000
7,600,000		Sandy Jacobs Irrevocable Insurance Trust, Series 2019, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	7,600,000
22,065,000		Sendra Family Irrevocable Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	22,065,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (FHLB of Pittsburgh LOC), 0.120%, 8/5/2021	11,260,000
4,860,000		Spingola Insurance Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	4,860,000
7,680,000		The J.G. Aguirre Master Trust, (FHLB of Atlanta LOC), 0.120%, 8/5/2021	7,680,000
23,765,000		The Jacob Rosenstein Irrevocable Life Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	23,765,000
4,150,000		The Mary Jane Beauregard Irrevocable Insurance Trust of 2017, (FHLB of Dallas LOC), 0.120%, 8/5/2021	4,150,000
4,710,000		The Mulberry Family Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	4,710,000
20,330,000		The Murray D. Berry Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	20,330,000
20,945,000		The Ray L. Berry Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	20,945,000
16,400,000		Wingo Family Master Trust, (FHLB of Des Moines LOC), 0.150%, 8/5/2021	16,400,000
		TOTAL	335,327,500
		TOTAL NOTES - VARIABLE	679,601,785
Annual Shareholder Report
7

Principal Amount or Shares			Value
		U.S. TREASURY— 0.3%
		U.S. Treasury Notes— 0.3%
$ 50,000,000	[2]	United States Treasury Floating Rate Notes, 0.084% (91-day T-Bill +0.034%), 8/3/2021	$50,007,074
		MUNICIPAL BOND— 0.0%
		Municipal— 0.0%
10,000,000		Alabama State Public School & College Authority, (Series 2020B), 0.253%, 9/1/2021	10,000,000
		OTHER REPURCHASE AGREEMENTS— 14.1%
		Finance - Banking— 14.1%
25,000,000		BMO Capital Markets Corp., 0.18%, dated 7/30/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,500 on 8/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $102,567,276 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
90,000,000		BMO Capital Markets Corp., 0.20%, dated 7/30/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,002,500 on 8/2/2021, in which asset-backed securities, corporate bonds, medium-term notes and Sovereign debt securities with a market value of $153,198,037 have been received as collateral and held with BNY Mellon as tri-party agent.	90,000,000
100,000,000		BMO Capital Markets Corp., 0.25%, dated 2/8/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,259,904 on 1/10/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and Sovereign debt securities with a market value of $204,307,157 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
20,000,000		BMO Capital Markets Corp., 0.30%, dated 7/30/2021, interest in a $20,000,000 collateralized loan agreement will repurchase securities provided as collateral for $20,000,500 on 8/2/2021, in which asset-backed securities, corporate bonds, medium-term notes and Sovereign debt securities with a market value of $20,403,188 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
15,000,000		BNP Paribas S.A. 0.18%, dated 7/30/2021, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,000,750 on 8/2/2021, in which asset-backed securities and Sovereign debt securities with a market value of $51,000,765 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
25,000,000		Citigroup Global Markets, Inc., 0.42%, dated 5/19/2021, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,052,500 on 11/15/2021, in which Sovereign debt securities with a market value of $25,669,619 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
Annual Shareholder Report
8

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 50,000,000	Citigroup Global Markets, Inc., 0.47%, dated 5/19/2021, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,117,845 on 11/15/2021, in which collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $51,022,183 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
250,000,000	Credit Agricole S.A., 0.15%, dated 7/29/2021, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,013,750 on 8/5/2021, in which assets-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and Sovereign debt securities with a market value of $561,007,598.have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
90,000,000	Credit Agricole S.A., agreement 0.22%, dated 7/29/2021, interest in a $170,000,000 collateralized loan agreement will repurchase securities provided as collateral for $170,006,233 on 8/5/2021, in which assets-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and Sovereign debt securities with a market value of $173,403,197 have been received as collateral and held with BNY Mellon as tri-party agent.	90,000,000
50,000,000	Credit Suisse Securities (USA) LLC, 0.20%, dated 7/27/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,003,889 on 8/3/2021, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,003,400 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
25,000,000	HSBC Securities (USA), Inc., 0.18%, dated 7/30/2021, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,000,375 on 8/2/2021, in which asset-backed securities with a market value of $25,500,234 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
95,000,000	J.P. Morgan Securities LLC, 0.27%, dated 7/27/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,010,500 on 8/3/2021, in which corporate bonds and medium-term notes with a market value of $204,000,017 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
110,000,000	J.P. Morgan Securities LLC, 0.33%, dated 7/20/2021, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,071,042 on 8/20/2021, in which corporate bonds with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	110,000,000
Annual Shareholder Report
9

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 75,000,000	Mizuho Securities USA, Inc., 0.28%, dated 7/30/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,003,500 on 8/2/2021, in which common stocks with a market value of $153,003,589 have been received as collateral and held with BNY Mellon as tri-party agent.	$75,000,000
100,000,000	Mizuho Securities USA, Inc., 0.45%, dated 9/4/2020, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,090,000 on 10/1/2021 in which collateralized mortgage obligations, commercial paper and municipal bonds with a market value of $122,452,225 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
225,000,000	MUFG Securities Americas, Inc., 0.23%, dated 7/30/2021, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,010,542 on 8/2/2021, in which American depositary receipts, common stocks, convertible bonds, exchange traded funds and unit investment trust with a market value of $561,010,753 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
150,000,000	Pershing LLC, 0.33%, dated 10/30/2020, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,019,250 on 8/10/2021, in which asset-backed securities, collateralized mortgage obligations, common stocks, convertible bonds, corporate bonds, exchange-traded funds, medium-term notes and municipal bonds with a market value of $306,037,843 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
225,000,000	Societe Generale, Paris, 0.14%, dated 7/30/2021, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,004,083 on 8/2/2021, in which asset-backed securities, corporate bonds, medium-term notes and Sovereign debt securities with a market value of $357,004,182 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
320,000,000	Societe Generale, Paris, 0.23%, dated 7/30/2021, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,012,458 on 8/2/2021, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes and Sovereign debt securities with a market value of $663,012,713 have been received as collateral and held with BNY Mellon as tri-party agent.	320,000,000
50,000,000	Standard Chartered Bank, 0.16%, dated 7/30/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,333 on 8/2/2021, in which U.S. treasury bills, U.S. treasury notes and U.S. Treasury bonds with a market value of $102,009,823 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Annual Shareholder Report
10

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 120,000,000	Wells Fargo Securities LLC, 0.57%, dated 6/1/2020, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,171,000 on 10/5/2021, in which convertible bonds with a market value of $122,450,756 have been received as collateral and held with BNY Mellon as tri-party agent.	$120,000,000
150,000,000	Wells Fargo Securities LLC, 0.54%, dated 7/2/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,202,500 on 9/30/2021 in which convertible bonds with a market value of $153,071,204 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
150,000,000	Wells Fargo Securities LLC, 0.59%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,221,250 on 10/18/2021 in which convertible bonds with a market value of $153,032,633 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
175,000,000	Wells Fargo Securities LLC, 0.58%, dated 4/27/2021, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,253,750 on 10/20/2021, in which convertible bonds with a market value of $178,532,607 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	2,685,000,000
	REPURCHASE AGREEMENT— 1.6%
	Finance - Banking— 1.6%
311,850,000	Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 7/30/2021 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,013,750 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2051 and the market value of those underlying securities was $3,060,014,025.	311,850,000
	INVESTMENT COMPANIES— 7.8%
1,000,000,000	Federated Hermes Institutional Money Market Management, Institutional Shares, 0.01%[3]	999,713,001
500,267,549	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[3]	500,267,526
	TOTAL INVESTMENT COMPANIES	1,499,980,527
	TOTAL INVESTMENT IN SECURITIES—98.8% (AT AMORTIZED COST)[4]	18,852,338,572
	OTHER ASSETS AND LIABILITIES - NET—1.2%[5]	227,285,516
	TOTAL NET ASSETS—100%	$19,079,624,088
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11

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2021, were as follows:
	Federated Hermes Institutional Money Market Management, Institutional Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2020	$999,713,000	$500,267,520	$1,499,980,520
Purchases at Cost	$5,000	$5,003	$10,003
Proceeds from Sales	$(5,000)	$(5,003)	$(10,003)
Change in Unrealized Appreciation/ Depreciation	N/A	$—	$—
Net Realized Gain/(Loss)	$1	$6	$7
Value as of 7/31/2021	$999,713,001	$500,267,526	$1,499,980,527
Shares Held as of 7/31/2021	1,000,000,000	500,267,549	1,500,267,549
Dividend Income	$615,278	$412,230	$1,027,508

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Commercial Paper	$—	$7,625,305,590	$—	$7,625,305,590
Certificates Of Deposit	—	4,585,593,596	—	4,585,593,596
Time Deposits	—	1,405,000,000	—	1,405,000,000
Notes - Variable	—	679,601,785	—	679,601,785
U.S. Treasury	—	50,007,074	—	50,007,074
Municipal Bond	—	10,000,000	—	10,000,000
Other Repurchase Agreements	—	2,685,000,000	—	2,685,000,000
Repurchase Agreements	—	311,850,000	—	311,850,000
Investment Company	1,499,980,527	—	—	1,499,980,527
TOTAL SECURITIES	$1,499,980,527	$17,352,358,045	$—	$18,852,338,572

The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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13

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.013	0.023	0.015	0.008
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.013	0.023	0.015	0.008
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.013)	(0.023)	(0.015)	(0.008)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.013)	(0.023)	(0.015)	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	1.33%	2.36%	1.53%	0.75%
Ratios to Average Net Assets:
Net expenses[3]	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.04%	1.33%	2.36%	1.56%	0.71%
Expense waiver/reimbursement[4]	0.10%	0.10%	0.10%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,788,470	$18,814,127	$16,862,096	$5,770,600	$2,868,583

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Automated Shares, Class R Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares are presented separately.
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14

Statement of Assets and Liabilities
July 31, 2021

Assets:
Investment in repurchase agreements and other repurchase agreements	$2,996,850,000
Investment in securities, including $1,499,980,527 of investment in affiliated holdings*	15,855,488,572
Investment in securities, at amortized cost and fair value	18,852,338,572
Cash	299,993,541
Income receivable	3,411,776
Income receivable from affiliated holdings	17,669
Receivable for shares sold	15,917,044
Total Assets	19,171,678,602
Liabilities:
Payable for investments purchased	69,629,111
Payable for shares redeemed	20,717,721
Income distribution payable	11,468
Payable for investment adviser fee (Note 5)	49,838
Payable for administrative fee (Note 5)	81,670
Payable for other service fees (Notes 2 and 5)	181,569
Accrued expenses (Note 5)	1,383,137
Total Liabilities	92,054,514
Net assets for 19,079,615,987 shares outstanding	$19,079,624,088
Net Assets Consist of:
Paid-in capital	$19,079,607,171
Total distributable earnings (loss)	16,917
Total Net Assets	$19,079,624,088
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15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$1,034,829,658 ÷ 1,034,829,219 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$38,761,706 ÷ 38,761,689 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$11,788,469,670 ÷ 11,788,464,663 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$187,921,185 ÷ 187,921,105 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$1,711,360,608 ÷ 1,711,359,880 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,275,932,962 ÷ 1,275,932,421 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$42,076,430 ÷ 42,076,413 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$329,278,564 ÷ 329,278,424 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$2,670,993,305 ÷ 2,670,992,173 shares outstanding, no par value, unlimited shares authorized	$1.00

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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16

Statement of Operations
Year Ended July 31, 2021

Investment Income:
Interest	$55,010,740
Dividends received from affiliated holdings*	1,027,508
TOTAL INCOME	56,038,248
Expenses:
Investment adviser fee (Note 5)	47,612,880
Administrative fee (Note 5)	19,190,646
Custodian fees	741,487
Transfer agent fees (Note 2)	6,146,913
Directors’/Trustees’ fees (Note 5)	135,316
Auditing fees	22,760
Legal fees	11,903
Portfolio accounting fees	289,877
Distribution services fee (Note 5)	13,312,443
Other service fees (Notes 2 and 5)	21,453,159
Share registration costs	348,380
Printing and postage	510,491
Miscellaneous (Note 5)	230,973
TOTAL EXPENSES	110,007,228
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(26,675,206)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(34,717,043)
TOTAL WAIVERS AND REIMBURSEMENTS	(61,392,249)
Net expenses	48,614,979
Net investment income	7,423,269
Net realized gain on investments (including net realized gain of $7 on sales of investments in affiliated holdings*)	11,556
Change in net assets resulting from operations	$7,434,825

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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17

Statement of Changes in Net Assets

Year Ended July 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,423,269	$359,579,995
Net realized gain (loss)	11,556	52,710
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,434,825	359,632,705
Distributions to Shareholders:
Automated Shares	(137,765)	(16,843,929)
Class R Shares	(3,974)	(248,645)
Wealth Shares	(6,432,149)	(256,180,113)
Advisor Shares	(127,699)	(4,429,409)
Service Shares	(233,300)	(34,575,442)
Cash II Shares	(125,177)	(7,711,336)
Cash Series Shares	(3,927)	(217,406)
Capital Shares	(50,973)	(7,930,540)
Trust Shares	(349,121)	(31,478,943)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,464,085)	(359,615,763)
Share Transactions:
Proceeds from sale of shares	15,284,485,959	41,712,534,158
Net asset value of shares issued to shareholders in payment of distributions declared	6,952,724	335,636,444
Cost of shares redeemed	(25,445,666,626)	(39,682,621,667)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,154,227,943)	2,365,548,935
Change in net assets	(10,154,257,203)	2,365,565,877
Net Assets:
Beginning of period	29,233,881,291	26,868,315,414
End of period	$19,079,624,088	$29,233,881,291
See Notes which are an integral part of the Financial Statements
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18

Notes to Financial Statements
July 31, 2021
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services
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recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $61,392,249 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$1,409,804	$(4,588)	$(799,559)
Class R Shares	118,685	(2,260)	(97,790)
Wealth Shares	2,227,916	(241)	—
Advisor Shares	40,196	—	—
Service Shares	328,363	—	(4)
Cash II Shares	1,420,493	(47,555)	(892,776)
Cash Series Shares	43,339	(855)	(27,654)
Capital Shares	60,481	—	—
Trust Shares	497,636	(6)	—
TOTAL	$6,146,913	$(55,505)	$(1,817,783)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $921 of other service fees for the year ended July 31, 2021. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
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21

For the year ended July 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$3,519,031	$(57,706)	$(3,422,858)
Class R Shares	100,342	(276)	(100,066)
Service Shares	5,682,627	(4,030)	(4,940,447)
Cash II Shares	3,070,390	(13,403)	(3,056,987)
Cash Series Shares	96,320	—	(96,320)
Capital Shares	417,789	(11,807)	(280,502)
Trust Shares	8,566,660	—	(8,566,660)
TOTAL	$21,453,159	$(87,222)	$(20,463,840)
For the year ended July 31, 2021, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted
Annual Shareholder Report
22

securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2021		Year Ended 7/31/2020
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,092,892,574	$1,092,892,574	1,758,276,041	$1,758,276,041
Shares issued to shareholders in payment of distributions declared	135,800	135,800	16,647,845	16,647,845
Shares redeemed	(1,661,611,602)	(1,661,611,602)	(1,850,460,085)	(1,850,460,085)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(568,583,228)	$(568,583,228)	(75,536,199)	$(75,536,199)
	Year Ended 7/31/2021		Year Ended 7/31/2020
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	25,037,245	$25,037,245	27,445,309	$27,445,309
Shares issued to shareholders in payment of distributions declared	3,927	3,927	247,196	247,196
Shares redeemed	(34,894,798)	(34,894,798)	(23,333,858)	(23,333,858)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(9,853,626)	$(9,853,626)	4,358,647	$4,358,647
	Year Ended 7/31/2021		Year Ended 7/31/2020
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	8,603,643,868	$8,603,643,868	28,640,379,005	$28,640,379,005
Shares issued to shareholders in payment of distributions declared	5,940,168	5,940,168	234,495,334	234,495,334
Shares redeemed	(15,635,221,953)	(15,635,221,953)	(26,922,855,195)	(26,922,855,195)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(7,025,637,917)	$(7,025,637,917)	1,952,019,144	$1,952,019,144
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	Year Ended 7/31/2021		Year Ended 7/31/2020
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	170,408,084	$170,408,084	884,263,886	$884,263,886
Shares issued to shareholders in payment of distributions declared	127,699	127,699	4,429,608	4,429,608
Shares redeemed	(358,892,162)	(358,892,162)	(788,700,279)	(788,700,279)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(188,356,379)	$(188,356,379)	99,993,215	$99,993,215
	Year Ended 7/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,287,654,602	$1,287,654,602	5,238,090,768	$5,238,090,768
Shares issued to shareholders in payment of distributions declared	220,581	220,581	33,107,271	33,107,271
Shares redeemed	(2,592,784,162)	(2,592,784,162)	(5,012,188,657)	(5,012,188,657)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,304,908,979)	$(1,304,908,979)	259,009,382	$259,009,382
	Year Ended 7/31/2021		Year Ended 7/31/2020
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	1,494,273,060	$1,494,273,060	1,804,367,389	$1,804,367,389
Shares issued to shareholders in payment of distributions declared	124,526	124,526	7,694,480	7,694,480
Shares redeemed	(1,343,714,244)	(1,343,714,244)	(1,730,513,658)	(1,730,513,658)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	150,683,342	$150,683,342	81,548,211	$81,548,211
	Year Ended 7/31/2021		Year Ended 7/31/2020
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	60,002,729	$60,002,729	53,724,382	$53,724,382
Shares issued to shareholders in payment of distributions declared	3,891	3,891	213,355	213,355
Shares redeemed	(51,194,705)	(51,194,705)	(53,461,835)	(53,461,835)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	8,811,915	$8,811,915	475,902	$475,902
Annual Shareholder Report
24

	Year Ended 7/31/2021		Year Ended 7/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	286,065,142	$286,065,142	719,368,195	$719,368,195
Shares issued to shareholders in payment of distributions declared	47,159	47,159	7,340,811	7,340,811
Shares redeemed	(505,540,753)	(505,540,753)	(848,115,152)	(848,115,152)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(219,428,452)	$(219,428,452)	(121,406,146)	$(121,406,146)
	Year Ended 7/31/2021		Year Ended 7/31/2020
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,264,508,655	$2,264,508,655	2,586,619,183	$2,586,619,183
Shares issued to shareholders in payment of distributions declared	348,973	348,973	31,460,544	31,460,544
Shares redeemed	(3,261,812,247)	(3,261,812,247)	(2,452,992,948)	(2,452,992,948)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(996,954,619)	$(996,954,619)	165,086,779	$165,086,779
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(10,154,227,943)	$(10,154,227,943)	2,365,548,935	$2,365,548,935
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income[1]	$7,464,085	$359,613,083
Long-term capital gains	$—	$2,680

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2021, the component of distributable earnings on a tax-basis was as follows:
Undistributed ordinary income[2]	$16,917

2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
Annual Shareholder Report
25

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2021, the Adviser voluntarily waived $26,675,133 of its fee and voluntarily reimbursed $55,505 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2021, the Adviser reimbursed $73.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
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26

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$208,886	$(208,790)
Cash II Shares	4,305,431	(4,281,448)
Cash Series Shares	231,466	(230,798)
Trust Shares	8,566,660	(7,571,657)
TOTAL	$13,312,443	$(12,292,693)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended July 31, 2021, FSSC received $1,212 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of fees and expenses of the investments in affiliated funds paid by the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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27

6. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2021, the Fund had no outstanding loans. During the year ended July 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2021, there were no outstanding loans. During the year ended July 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2021, 76.91% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report
29

Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the FEDERATED HERMES Money Market Obligations Trust and Shareholders of Federated HERMES Prime Cash Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Prime Cash Obligations Fund (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust, as of July 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2021
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31

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 to July 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2021	Ending Account Value 7/31/2021	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.10	$0.89
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.90	$0.90

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
34

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

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35

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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36

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since November 1996. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Annual Shareholder Report
38

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Prime Cash Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N625
Q453566 (9/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2021

Share Class | Ticker	Institutional | POIXX	Service | PRSXX	Capital | POPXX

Federated Hermes Institutional Prime Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2020 through July 31, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)–Federated Hermes Institutional Prime Obligations Fund
At July 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	37.7%
Bank Instruments	28.3%
Other Repurchase Agreements and Repurchase Agreements	25.6%
Variable Rate Instruments	8.1%
U.S. Treasury Securities	0.3%
Municipal Bonds	0.2%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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At July 31, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	46.8%
8-30 Days	8.7%
31-90 Days	27.6%
91-180 Days	9.4%
181 Days or more	7.7%
Other Assets and Liabilities—Net[3]	(0.2)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 27.1% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments–Federated Hermes Institutional Prime Obligations Fund
July 31, 2021
Principal Amount			Value
	[1]	COMMERCIAL PAPER— 37.7%
		Aerospace/Auto— 0.8%
$ 130,000,000		Toyota Finance Australia Ltd., (Toyota Motor Corp. SA), 0.200%, 8/10/2021	$129,993,500
		Finance - Banking— 13.3%
92,913,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 0.130% - 0.160%, 8/20/2021 - 9/23/2021	92,900,038
50,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 0.160%, 11/30/2021	50,000,000
195,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.110% - 0.241%, 10/27/2021 - 5/6/2022	194,906,224
200,000,000		BPCE SA, 0.140%, 8/3/2021	199,998,444
222,000,000		DNB Bank ASA, 0.070% - 0.080%, 8/2/2021 - 8/30/2021	221,987,069
100,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.110%, 10/8/2021	99,978,028
50,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.150%, 1/20/2022	49,966,650
200,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 0.110%, 10/25/2021	199,942,000
50,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.080%, 9/14/2021	49,995,111
114,800,000		Nationwide Building Society, 0.100%, 8/9/2021 - 8/10/2021	114,797,382
70,000,000		Royal Bank of Canada, 0.210% - 0.241%, 4/14/2022 - 7/7/2022	69,872,418
75,000,000		Sumitomo Mitsui Banking Corp., 0.120%, 10/25/2021	74,983,688
50,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.120%, 11/2/2021	49,987,466
440,000,000		Toronto Dominion Bank, 0.200% - 0.251%, 4/20/2022 - 7/7/2022	439,426,579
130,000,000		Westpac Banking Corp. Ltd., Sydney, 0.231% - 0.241%, 3/11/2022 - 3/24/2022	129,888,636
		TOTAL	2,038,629,733
		Finance - Commercial— 3.7%
150,696,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 0.110%, 8/30/2021	150,682,647
140,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.130%, 12/15/2021	140,000,000
100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.150%, 1/12/2022	100,000,000
100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.150%, 1/24/2022	100,000,000
75,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200%, 10/18/2021	75,000,000
		TOTAL	565,682,647
		Finance - Retail— 5.5%
35,000,000		Barton Capital S.A., 0.100%, 8/25/2021 - 8/27/2021	34,997,611
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Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Finance - Retail— continued
$ 160,000,000		Chariot Funding LLC, 0.080%, 9/7/2021 - 9/8/2021	$159,986,712
27,895,000		Fairway Finance Co. LLC, 0.180%, 11/16/2021	27,884,020
25,000,000		Old Line Funding, LLC, 0.100%, 2/3/2022	24,979,556
92,950,000		Old Line Funding, LLC, 0.180%, 10/15/2021	92,928,926
100,000,000		Old Line Funding, LLC, 0.180%, 11/5/2021	99,969,239
350,000,000		Sheffield Receivables Company LLC, 0.080% - 0.120%, 8/17/2021 - 10/22/2021	349,933,319
45,000,000		Starbird Funding Corp., 0.110%, 10/22/2021	44,987,610
		TOTAL	835,666,993
		Finance - Securities— 11.4%
40,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.150%, 1/4/2022	40,012,634
85,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.200%, 10/15/2021	85,033,449
88,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.200%, 10/27/2021	88,039,156
500,000,000		Anglesea Funding LLC, 0.070% - 0.140%, 8/2/2021 - 11/15/2021	499,915,096
125,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 0.080%, 8/2/2021	124,999,722
211,000,000		Collateralized Commercial Paper FLEX Co., LLC, 0.160% - 0.200%, 8/3/2021 - 1/19/2022	210,891,560
290,000,000		Collateralized Commercial Paper V Co. LLC, 0.080% - 0.220%, 8/2/2021 - 1/5/2022	289,910,587
48,500,000		Longship Funding LLC, (Nordea Bank Abp COL), 0.080%, 9/17/2021	48,494,935
365,000,000		Ridgefield Funding Company, LLC Series A, 0.120%, 10/18/2021 - 11/1/2021	364,922,264
		TOTAL	1,752,219,403
		Insurance— 0.4%
59,700,000		UnitedHealth Group, Inc., 0.110%, 8/18/2021	59,696,899
		Oil & Oil Finance— 0.4%
50,000,000		Exxon Mobil Corp., 0.180%, 9/7/2021	49,990,750
15,000,000		Total Capital Canada Ltd., 0.120%, 8/18/2021	14,999,150
		TOTAL	64,989,900
		Sovereign— 2.2%
12,000,000		BNG Bank N.V., 0.070%, 8/4/2021	11,999,930
125,000,000		Erste Abwicklungsanstalt, 0.080%, 9/2/2021	124,991,111
50,000,000		FMS Wertmanagement AoR, 0.110%, 11/1/2021	49,986,553
Annual Shareholder Report
4

Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Sovereign— continued
$ 150,000,000		Nederlandse Waterschapsbank NV, 0.110%, 10/29/2021	$149,957,913
		TOTAL	336,935,507
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $5,783,326,002)	5,783,814,582
		CERTIFICATES OF DEPOSIT— 19.3%
		Finance - Banking— 19.3%
436,200,000		Bank of Montreal, 0.180% - 0.240%, 9/3/2021 - 7/26/2022	436,334,138
115,000,000		Bank of Nova Scotia, Toronto, 0.250% - 0.290%, 10/7/2021 - 12/10/2021	115,042,486
650,000,000		Canadian Imperial Bank of Commerce, 0.180% - 0.270%, 9/1/2021 - 1/4/2022	650,171,693
50,000,000		Credit Agricole Corporate and Investment Bank, 0.080%, 8/4/2021	50,000,000
100,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.110%, 10/8/2021	100,003,304
400,000,000		Mizuho Bank Ltd., 0.100% - 0.150%, 8/6/2021 - 9/2/2021	400,000,000
50,000,000		Royal Bank of Canada, 0.210%, 3/9/2022	50,020,295
200,000,000		Sumitomo Mitsui Banking Corp., 0.110%, 10/15/2021	200,004,274
696,800,000		Sumitomo Mitsui Trust Bank Ltd., 0.080% - 0.150%, 8/11/2021 - 10/22/2021	696,802,144
265,000,000		Toronto Dominion Bank, 0.240% - 0.260%, 10/4/2021 - 4/1/2022	265,096,694
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,962,999,812)	2,963,475,028
		TIME DEPOSITS— 9.0%
		Finance - Banking— 9.0%
780,000,000		ABN Amro Bank NV, 0.080% - 0.090%, 8/2/2021	780,000,000
500,000,000		Australia & New Zealand Banking Group, Melbourne, 0.080%, 8/2/2021	500,000,000
100,000,000		Mizuho Bank Ltd., 0.080%, 8/2/2021	100,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,380,000,000)	1,380,000,000
	[2]	NOTES - VARIABLE— 8.1%
		Finance - Banking— 6.2%
100,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.300% (Effective Fed Funds +0.200%), 8/3/2021	100,024,809
28,500,000		Calhoun County, TX Navigation District Environmental Facilities (Formosa Plastic Corp.), (Series 2006) Weekly VRDNs, (Bank of America N.A. LOC), 0.070%, 8/5/2021	28,500,000
50,000,000		Canadian Imperial Bank of Commerce, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	50,026,437
4,860,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.140%, 8/5/2021	4,860,000
31,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-2) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.030%, 8/4/2021	31,000,000
Annual Shareholder Report
5

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.090%, 8/4/2021	$16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.120%, 8/5/2021	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.120%, 8/5/2021	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.090%, 8/5/2021	7,595,000
13,405,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.090%, 8/5/2021	13,405,000
14,500,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.030%, 8/4/2021	14,500,000
16,505,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.090%, 8/4/2021	16,505,000
78,550,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9038) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.120%, 8/5/2021	78,550,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 0.120%, 8/5/2021	9,000,000
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 0.190%, 8/5/2021	34,000,000
3,775,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.190%, 8/5/2021	3,775,000
175,000,000		Royal Bank of Canada, New York Branch, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	175,045,618
125,000,000		Royal Bank of Canada, New York Branch, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	125,043,071
25,000,000		Royal Bank of Canada, New York Branch, 0.310% (Effective Fed Funds +0.210%), 8/2/2021	25,000,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 0.090%, 8/5/2021	18,965,000
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 0.120%, 8/5/2021	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 0.120%, 8/5/2021	20,000,000
46,892,880		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.410%, 8/2/2021	46,892,880
30,000,000		Toronto Dominion Bank, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	30,014,877
68,300,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.080%, 8/5/2021	68,300,000
4,300,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.090%, 8/4/2021	4,300,000
Annual Shareholder Report
6

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 6,485,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.120%, 8/5/2021	$6,485,000
		TOTAL	953,487,692
		Government Agency— 1.9%
3,285,000		1320 W Jefferson LLC, (FHLB of San Francisco LOC), 0.130%, 8/4/2021	3,285,000
31,950,000		Archer 1 LLC, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	31,950,000
9,015,000		Austen Children’s Gift Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	9,015,000
6,830,000		Baker Life Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	6,830,000
13,850,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.130%, 8/5/2021	13,850,000
5,705,000		Catania Family Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	5,705,000
5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 0.120%, 8/5/2021	5,445,000
5,565,000		Herman & Kittle Capital, LLC, Canterbury House Apartments- Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 0.120%, 8/5/2021	5,565,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	16,000,000
4,270,000		Jim Brooks Irrevocable Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	3,655,000
6,380,000		MHF DKF Insurance Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (FHLB of Dallas LOC), 0.120%, 8/5/2021	22,610,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	19,640,000
9,080,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	9,080,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	5,010,000
6,980,000		RK Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	6,980,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	6,255,000
Annual Shareholder Report
7

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 6,610,000		The CLC Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	$6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	5,120,000
22,830,000		The Gregory P. Berry Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	22,830,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	5,975,000
		TOTAL	288,400,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $1,241,732,880)	1,241,887,692
		U.S. TREASURY— 0.3%
		U.S. Treasury Notes— 0.3%
50,000,000		United States Treasury Floating Rate Notes, 0.084% (91-day T-Bill +0.034%), 8/3/2021 (IDENTIFIED COST $50,007,074)	50,005,817
		MUNICIPAL BONDS— 0.2%
		Finance - Banking— 0.2%
6,000,000		California School Finance Authority, (Series 2021 A-1) TRANs, (Citibank N.A., New York LOC), 0.260%, 12/30/2021	6,003,311
15,000,000		California School Finance Authority, (Series 2021 B-1) TRANs, (Citibank N.A., New York LOC), 0.260%, 12/30/2021	15,008,277
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $21,000,000)	21,011,588
		OTHER REPURCHASE AGREEMENTS— 18.6%
		Finance - Banking— 18.6%
50,000,000		BMO Capital Markets Corp., 0.20%, dated 7/30/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,002,500 on 8/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $153,198,037 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
100,000,000		BMO Capital Markets Corp., 0.25%, dated 2/8/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,259,904 on 1/10/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $204,307,157 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Annual Shareholder Report
8

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 26,000,000	BMO Capital Markets Corp., 0.18%, dated 7/30/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,500 on 8/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $102,567,276 have been received as collateral and held with BNY Mellon as tri-party agent.	$26,000,000
15,000,000	BNP Paribas SA, 0.18%, dated 7/30/2021, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,000,750 on 8/2/2021, in which asset-backed securities and sovereign debt with a market value of $51,000,765 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
160,000,000	BofA Securities, Inc., 0.12%, dated 7/30/2021, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,001,600 on 8/2/2021, in which corporate bonds and medium-term notes with a market value of $163,202,328 have been received as collateral and held with BNY Mellon as tri-party agent.	160,000,000
163,000,000	BofA Securities, Inc., 0.14%, dated 7/30/2021, interest in a $213,000,000 collateralized loan agreement will repurchase securities provided as collateral for $213,002,485 on 8/2/2021, in which corporate bonds and medium-term notes with a market value of $217,263,379 have been received as collateral and held with BNY Mellon as tri-party agent.	163,000,000
250,000,000	BofA Securities, Inc., 0.70%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,437,500 on 11/1/2021, in which American depositary receipts and convertible bonds with a market value of $255,158,533 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
100,000,000	BofA Securities, Inc., 0.70%, dated 9/4/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,175,000 on 11/1/2021, in which convertible bonds with a market value of $102,064,347 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
80,000,000	Credit Agricole S.A., 0.22%, dated 7/29/2021, interest in a $170,000,000 collateralized loan agreement will repurchase securities provided as collateral for $170,006,233 on 8/5/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $173,403,197 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
250,000,000	Credit Agricole S.A., 0.15%, dated 7/29/2021, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,013,750 on 8/5/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $561,007,598 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
Annual Shareholder Report
9

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 50,000,000	Credit Suisse Securities (USA) LLC, 0.20%, dated 7/27/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,003,889 on 8/3/2021, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,003,400 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
34,700,000	ING Financial Markets LLC, 0.16%, dated 7/30/2021, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,001,000 on 8/2/2021, in which common stocks with a market value of $76,501,222 have been received as collateral and held with BNY Mellon as tri-party agent.	34,700,000
100,000,000	ING Financial Markets LLC, 0.16%, dated 7/30/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,333 on 8/2/2021, in which common stocks, corporate bonds and medium-term notes with a market value of $102,001,390 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
115,000,000	J.P. Morgan Securities LLC, 0.33%, dated 7/20/2021, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,071,042 on 8/20/2021, in which corporate bonds with market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	115,000,000
80,000,000	J.P. Morgan Securities LLC, 0.27%, dated 7/27/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,010,500 on 8/3/2021, in which corporate bonds and medium-term notes with market value of $204,000,017 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
75,000,000	Mizuho Securities USA, Inc., 0.28%, dated 7/30/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,003,500 on 8/2/2021, in which common stocks with a market value of $153,003,589 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
304,177,000	MUFG Securities Americas, Inc., 0.23%, dated 7/30/2021, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,010,542 on 8/2/2021, in which American depositary receipts, asset-backed securities, commercial paper, common stocks, convertible bonds, corporate bonds, exchange traded funds, municipal bonds and unit investment trust with a market value of $561,010,753 have been received as collateral and held with BNY Mellon as tri-party agent.	304,177,000
Annual Shareholder Report
10

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 150,000,000	Pershing LLC., 0.33%, dated 10/30/2020, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,019,250 on 8/10/2021, in which asset-backed securities, collateralized mortgage obligations, common stocks, convertible bonds, corporate bonds, exchange traded funds, medium-term notes and municipal bonds with a market value of $306,037,843 have been received as collateral and held with BNY Mellon as tri-party agent.	$150,000,000
125,000,000	Societe Generale, Paris, 0.14%, dated 7/30/2021, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,004,083 on 8/2/2021, in which asset-backed securities, collateralized mortgage obligations, medium-term notes and sovereign debt with a market value of $357,004,182 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
306,000,000	Societe Generale, Paris, 0.23%, dated 7/30/2021, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,012,458 on 8/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,012,713 have been received as collateral and held with BNY Mellon as tri-party agent.	306,000,000
49,950,000	Standard Chartered Bank, 0.16%, dated 7/30/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,333 on 8/2/2021, in which treasury bills, treasury bonds and treasury notes with a market value of $102,009,823 have been received as collateral and held with BNY Mellon as tri-party agent.	49,950,000
120,000,000	Wells Fargo Securities LLC, 0.57%, dated 6/1/2020, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,171,000 on 10/5/2021, in which convertible bonds with a market value of $122,450,419 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
150,000,000	Wells Fargo Securities LLC, 0.59%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,221,250 on 10/18/2021, in which convertible bonds with a market value of $153,032,652 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $2,853,827,000)	2,853,827,000
Annual Shareholder Report
11

Principal Amount		Value
	REPURCHASE AGREEMENT— 7.0%
	Finance - Banking— 7.0%
$1,072,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 7/30/2021 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,013,750 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/1/2051 and the market value of those underlying securities was $3,060,014,025. (IDENTIFIED COST $1,072,000,000)	$1,072,000,000
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $15,364,892,768)[3]	15,366,021,707
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(30,451,658)
	TOTAL NET ASSETS—100%	$15,335,570,049

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
12

As of July 31, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
PLC	—Public Limited Company
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Federated Hermes Institutional Prime Obligations Fund–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0007	$1.0004	$1.0003	$1.0003	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0008	0.0136	0.0239	0.0156	0.0063
Net realized and unrealized gain (loss)	(0.0002)	0.0003	0.0001	0.0000[1]	0.0011
Total From Investment Operations	0.0006	0.0139	0.0240	0.0156	0.0074
Less Distributions:
Distributions from net investment income	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0063)
Distributions from net realized gain	—	—	—	—	(0.0008)
Total Distributions	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0071)
Net Asset Value, End of Period	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003
Total Return[2]	0.05%	1.39%	2.43%	1.57%	0.66%
Ratios to Average Net Assets:
Net expenses[3]	0.15%	0.15%	0.15%	0.17%	0.20%
Net investment income	0.08%	1.37%	2.41%	1.62%	0.40%
Expense waiver/reimbursement[4]	0.13%	0.13%	0.13%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,298,656	$23,611,390	$21,146,776	$10,941,508	$787,309

1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Federated Hermes Institutional Prime Obligations Fund–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0007	$1.0004	$1.0002	$1.0003	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0001	0.0112	0.0218	0.0134	0.0040
Net realized and unrealized gain (loss)	(0.0002)	0.0003	0.0002	0.0000[1]	0.0012
Total From Investment Operations	(0.0001)	0.0115	0.0220	0.0134	0.0052
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0112)	(0.0218)	(0.0135)	(0.0040)
Distributions from net realized gain	—	—	—	—	(0.0009)
Total Distributions	(0.0001)	(0.0112)	(0.0218)	(0.0135)	(0.0049)
Net Asset Value, End of Period	$1.0005	$1.0007	$1.0004	$1.0002	$1.0003
Total Return[2]	(0.01)%	1.15%	2.22%	1.35%	0.43%
Ratios to Average Net Assets:
Net expenses[3]	0.24%	0.40%	0.37%	0.39%	0.45%
Net investment income	0.01%	1.22%	2.21%	1.33%	0.13%
Expense waiver/reimbursement[4]	0.28%	0.13%	0.13%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,413	$83,818	$93,979	$47,817	$37,873

1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Federated Hermes Institutional Prime Obligations Fund–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0008	$1.0004	$1.0002	$1.0002	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0006	0.0131	0.0234	0.0151	0.0058
Net realized and unrealized gain (loss)	(0.0005)	0.0004	0.0002	0.0000[1]	0.0010
Total From Investment Operations	0.0001	0.0135	0.0236	0.0151	0.0068
Less Distributions:
Distributions from net investment income	(0.0004)	(0.0131)	(0.0234)	(0.0151)	(0.0058)
Distributions from net realized gain	—	—	—	—	(0.0008)
Total Distributions	(0.0004)	(0.0131)	(0.0234)	(0.0151)	(0.0066)
Net Asset Value, End of Period	$1.0005	$1.0008	$1.0004	$1.0002	$1.0002
Total Return[2]	0.01%	1.35%	2.39%	1.52%	0.60%
Ratios to Average Net Assets:
Net expenses[3]	0.20%	0.20%	0.20%	0.23%	0.25%
Net investment income	0.05%	1.19%	2.31%	1.52%	0.34%
Expense waiver/reimbursement[4]	0.13%	0.13%	0.13%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,501	$23,527	$14,374	$25,206	$14,549

1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Assets and Liabilities–Federated Hermes
Institutional Prime Obligations Fund
July 31, 2021

Assets:
Investment in repurchase agreements and other repurchase agreements	$3,925,827,000
Investment in securities	11,440,194,707
Investment in securities, at value (identified cost $15,364,892,768)	15,366,021,707
Cash	67,453
Income receivable	3,171,241
Receivable for shares sold	300
Total Assets	15,369,260,701
Liabilities:
Payable for investments purchased	32,979,556
Income distribution payable	246,428
Payable to adviser (Note 5)	58,191
Payable for administrative fee (Note 5)	65,628
Accrued expenses (Note 5)	340,849
Total Liabilities	33,690,652
Net assets for 15,328,508,710 shares outstanding	$15,335,570,049
Net Assets Consist of:
Paid-in capital	$15,335,878,936
Total distributable earnings (loss)	(308,887)
Total Net Assets	$15,335,570,049
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$15,298,656,319 ÷ 15,291,612,839 shares outstanding, no par value, unlimited shares authorized	$1.0005
Service Shares:
$32,412,997 ÷ 32,397,419 shares outstanding, no par value, unlimited shares authorized	$1.0005
Capital Shares:
$4,500,733 ÷ 4,498,452 shares outstanding, no par value, unlimited shares authorized	$1.0005
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Operations–Federated Hermes
Institutional Prime Obligations Fund
Year Ended July 31, 2021

Investment Income:
Interest	$50,441,015
Expenses:
Investment adviser fee (Note 5)	42,764,031
Administrative fee (Note 5)	16,694,080
Custodian fees	676,745
Transfer agent fees	202,735
Directors’/Trustees’ fees (Note 5)	109,459
Auditing fees	23,855
Legal fees	11,904
Portfolio accounting fees	288,703
Other service fees (Notes 2 and 5)	120,259
Share registration costs	22,583
Printing and postage	27,962
Miscellaneous (Note 5)	126,333
TOTAL EXPENSES	61,068,649
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(27,827,648)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(71,650)
TOTAL WAIVERS AND REIMBURSEMENT	(27,899,298)
Net expenses	33,169,351
Net investment income	17,271,664
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	113,108
Net change in unrealized appreciation of investments	(6,131,457)
Net realized and unrealized gain (loss) on investments	(6,018,349)
Change in net assets resulting from operations	$11,253,315
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Changes in Net Assets–Federated Hermes
Institutional Prime Obligations Fund

Year Ended July 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,271,664	$321,390,201
Net realized gain (loss)	113,108	(1,568,343)
Net change in unrealized appreciation/depreciation	(6,131,457)	3,688,255
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,253,315	323,510,113
Distributions to Shareholders:
Institutional Shares	(17,245,644)	(319,807,042)
Service Shares	(4,862)	(1,400,428)
Capital Shares	(8,147)	(233,170)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,258,653)	(321,440,640)
Share Transactions:
Proceeds from sale of shares	36,831,815,005	63,468,243,391
Net asset value of shares issued to shareholders in payment of distributions declared	3,142,765	53,575,799
Cost of shares redeemed	(45,212,117,547)	(61,060,281,709)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,377,159,777)	2,461,537,481
Change in net assets	(8,383,165,115)	2,463,606,954
Net Assets:
Beginning of period	23,718,735,164	21,255,128,210
End of period	$15,335,570,049	$23,718,735,164
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Notes to Financial Statements–Federated Hermes Institutional Prime Obligations Fund
July 31, 2021
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
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20

■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid”
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21

evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily
Annual Shareholder Report
22

net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $27,899,298 is disclosed in Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$111,765	$(2,933)	$(68,191)
Capital Shares	8,494	(300)	(226)
TOTAL	$120,259	$(3,233)	$(68,417)
For the year ended July 31, 2021, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In
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23

some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	36,196,687,324	$36,215,427,054	62,747,078,555	$62,773,370,088
Shares issued to shareholders in payment of distributions declared	3,128,894	3,130,517	52,072,038	52,091,304
Shares redeemed	(44,503,031,101)	(44,525,308,528)	(60,342,756,540)	(60,362,871,020)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(8,303,214,883)	$(8,306,750,957)	2,456,394,053	$2,462,590,372
	Year Ended 7/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	320,686,975	$320,849,653	275,734,832	$275,819,555
Shares issued to shareholders in payment of distributions declared	4,099	4,101	1,251,498	1,251,881
Shares redeemed	(372,056,896)	(372,241,775)	(287,168,204)	(287,257,442)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(51,365,822)	$(51,388,021)	(10,181,874)	$(10,186,006)
Annual Shareholder Report
24

	Year Ended 7/31/2021		Year Ended 7/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	295,358,986	$295,538,298	418,856,851	$419,053,748
Shares issued to shareholders in payment of distributions declared	8,141	8,147	232,523	232,614
Shares redeemed	(314,377,023)	(314,567,244)	(409,949,325)	(410,153,247)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,009,896)	$(19,020,799)	9,140,049	$9,133,115
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(8,373,590,601)	$(8,377,159,777)	2,455,352,228	$2,461,537,481
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$17,258,653	$321,440,640
As of July 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$17,409
Net unrealized appreciation	$1,128,939
Capital loss carryforwards and deferrals	$(1,455,235)
At July 31, 2021, the cost of investments for federal tax purposes was $15,364,892,768. The net unrealized appreciation of investments for federal tax purposes was $1,128,939. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,164,129 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,190.
As of July 31, 2021, the Fund had a capital loss carryforward of $1,455,235 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,455,235	$—	$1,455,235
The Fund used capital loss carryforwards of $113,108 to offset capital gains realized during the year ended July 31, 2021.
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25

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, the Adviser voluntarily waived $27,827,648 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2021, FSSC reimbursed $3,233 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Shareholder Report
26

Interfund Transactions
During the year ended July 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $73,950,000 and $6,550,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2021, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2021, the Fund had no outstanding loans. During the year ended July 31, 2021, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2021, there were no outstanding loans. During the year ended July 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2021, 78.61% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the FEDERATED HERMES Money Market Obligations Trust and Shareholders of Federated HERMES INSTITUTIONAL Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust, as of July 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2021
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Shareholder Expense Example (unaudited)–Federated Hermes Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 to July 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2021	Ending Account Value 7/31/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.20	$[2]0.74
Service Shares	$1,000	$1,000.00	$[3]0.94
Capital Shares	$1,000	$1,000.00	$[4]0.94
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.05	$[2]0.75
Service Shares	$1,000	$1,023.85	$[3]0.95
Capital Shares	$1,000	$1,023.85	$[4]0.95

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.19%
Capital Shares	0.19%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.24 and $1.25, respectively.

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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: July 1991
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since July 1991. Ms. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Institutional Prime Obligations Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the May Meetings that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
CUSIP 60934N708
CUSIP 608919767
Q450523 (9/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2021

Share Class | Ticker	Institutional | POIXX

Federated Hermes Institutional Prime Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2020 through July 31, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)–Federated Hermes Institutional Prime Obligations Fund
At July 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	37.7%
Bank Instruments	28.3%
Other Repurchase Agreements and Repurchase Agreements	25.6%
Variable Rate Instruments	8.1%
U.S. Treasury Securities	0.3%
Municipal Bonds	0.2%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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At July 31, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	46.8%
8-30 Days	8.7%
31-90 Days	27.6%
91-180 Days	9.4%
181 Days or more	7.7%
Other Assets and Liabilities—Net[3]	(0.2)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 27.1% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments–Federated Hermes Institutional Prime Obligations Fund
July 31, 2021
Principal Amount			Value
	[1]	COMMERCIAL PAPER— 37.7%
		Aerospace/Auto— 0.8%
$ 130,000,000		Toyota Finance Australia Ltd., (Toyota Motor Corp. SA), 0.200%, 8/10/2021	$129,993,500
		Finance - Banking— 13.3%
92,913,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 0.130% - 0.160%, 8/20/2021 - 9/23/2021	92,900,038
50,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 0.160%, 11/30/2021	50,000,000
195,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.110% - 0.241%, 10/27/2021 - 5/6/2022	194,906,224
200,000,000		BPCE SA, 0.140%, 8/3/2021	199,998,444
222,000,000		DNB Bank ASA, 0.070% - 0.080%, 8/2/2021 - 8/30/2021	221,987,069
100,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.110%, 10/8/2021	99,978,028
50,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.150%, 1/20/2022	49,966,650
200,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 0.110%, 10/25/2021	199,942,000
50,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.080%, 9/14/2021	49,995,111
114,800,000		Nationwide Building Society, 0.100%, 8/9/2021 - 8/10/2021	114,797,382
70,000,000		Royal Bank of Canada, 0.210% - 0.241%, 4/14/2022 - 7/7/2022	69,872,418
75,000,000		Sumitomo Mitsui Banking Corp., 0.120%, 10/25/2021	74,983,688
50,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.120%, 11/2/2021	49,987,466
440,000,000		Toronto Dominion Bank, 0.200% - 0.251%, 4/20/2022 - 7/7/2022	439,426,579
130,000,000		Westpac Banking Corp. Ltd., Sydney, 0.231% - 0.241%, 3/11/2022 - 3/24/2022	129,888,636
		TOTAL	2,038,629,733
		Finance - Commercial— 3.7%
150,696,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 0.110%, 8/30/2021	150,682,647
140,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.130%, 12/15/2021	140,000,000
100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.150%, 1/12/2022	100,000,000
100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.150%, 1/24/2022	100,000,000
75,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200%, 10/18/2021	75,000,000
		TOTAL	565,682,647
		Finance - Retail— 5.5%
35,000,000		Barton Capital S.A., 0.100%, 8/25/2021 - 8/27/2021	34,997,611
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Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Finance - Retail— continued
$ 160,000,000		Chariot Funding LLC, 0.080%, 9/7/2021 - 9/8/2021	$159,986,712
27,895,000		Fairway Finance Co. LLC, 0.180%, 11/16/2021	27,884,020
25,000,000		Old Line Funding, LLC, 0.100%, 2/3/2022	24,979,556
92,950,000		Old Line Funding, LLC, 0.180%, 10/15/2021	92,928,926
100,000,000		Old Line Funding, LLC, 0.180%, 11/5/2021	99,969,239
350,000,000		Sheffield Receivables Company LLC, 0.080% - 0.120%, 8/17/2021 - 10/22/2021	349,933,319
45,000,000		Starbird Funding Corp., 0.110%, 10/22/2021	44,987,610
		TOTAL	835,666,993
		Finance - Securities— 11.4%
40,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.150%, 1/4/2022	40,012,634
85,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.200%, 10/15/2021	85,033,449
88,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.200%, 10/27/2021	88,039,156
500,000,000		Anglesea Funding LLC, 0.070% - 0.140%, 8/2/2021 - 11/15/2021	499,915,096
125,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 0.080%, 8/2/2021	124,999,722
211,000,000		Collateralized Commercial Paper FLEX Co., LLC, 0.160% - 0.200%, 8/3/2021 - 1/19/2022	210,891,560
290,000,000		Collateralized Commercial Paper V Co. LLC, 0.080% - 0.220%, 8/2/2021 - 1/5/2022	289,910,587
48,500,000		Longship Funding LLC, (Nordea Bank Abp COL), 0.080%, 9/17/2021	48,494,935
365,000,000		Ridgefield Funding Company, LLC Series A, 0.120%, 10/18/2021 - 11/1/2021	364,922,264
		TOTAL	1,752,219,403
		Insurance— 0.4%
59,700,000		UnitedHealth Group, Inc., 0.110%, 8/18/2021	59,696,899
		Oil & Oil Finance— 0.4%
50,000,000		Exxon Mobil Corp., 0.180%, 9/7/2021	49,990,750
15,000,000		Total Capital Canada Ltd., 0.120%, 8/18/2021	14,999,150
		TOTAL	64,989,900
		Sovereign— 2.2%
12,000,000		BNG Bank N.V., 0.070%, 8/4/2021	11,999,930
125,000,000		Erste Abwicklungsanstalt, 0.080%, 9/2/2021	124,991,111
50,000,000		FMS Wertmanagement AoR, 0.110%, 11/1/2021	49,986,553
Annual Shareholder Report
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Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Sovereign— continued
$ 150,000,000		Nederlandse Waterschapsbank NV, 0.110%, 10/29/2021	$149,957,913
		TOTAL	336,935,507
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $5,783,326,002)	5,783,814,582
		CERTIFICATES OF DEPOSIT— 19.3%
		Finance - Banking— 19.3%
436,200,000		Bank of Montreal, 0.180% - 0.240%, 9/3/2021 - 7/26/2022	436,334,138
115,000,000		Bank of Nova Scotia, Toronto, 0.250% - 0.290%, 10/7/2021 - 12/10/2021	115,042,486
650,000,000		Canadian Imperial Bank of Commerce, 0.180% - 0.270%, 9/1/2021 - 1/4/2022	650,171,693
50,000,000		Credit Agricole Corporate and Investment Bank, 0.080%, 8/4/2021	50,000,000
100,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.110%, 10/8/2021	100,003,304
400,000,000		Mizuho Bank Ltd., 0.100% - 0.150%, 8/6/2021 - 9/2/2021	400,000,000
50,000,000		Royal Bank of Canada, 0.210%, 3/9/2022	50,020,295
200,000,000		Sumitomo Mitsui Banking Corp., 0.110%, 10/15/2021	200,004,274
696,800,000		Sumitomo Mitsui Trust Bank Ltd., 0.080% - 0.150%, 8/11/2021 - 10/22/2021	696,802,144
265,000,000		Toronto Dominion Bank, 0.240% - 0.260%, 10/4/2021 - 4/1/2022	265,096,694
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,962,999,812)	2,963,475,028
		TIME DEPOSITS— 9.0%
		Finance - Banking— 9.0%
780,000,000		ABN Amro Bank NV, 0.080% - 0.090%, 8/2/2021	780,000,000
500,000,000		Australia & New Zealand Banking Group, Melbourne, 0.080%, 8/2/2021	500,000,000
100,000,000		Mizuho Bank Ltd., 0.080%, 8/2/2021	100,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,380,000,000)	1,380,000,000
	[2]	NOTES - VARIABLE— 8.1%
		Finance - Banking— 6.2%
100,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.300% (Effective Fed Funds +0.200%), 8/3/2021	100,024,809
28,500,000		Calhoun County, TX Navigation District Environmental Facilities (Formosa Plastic Corp.), (Series 2006) Weekly VRDNs, (Bank of America N.A. LOC), 0.070%, 8/5/2021	28,500,000
50,000,000		Canadian Imperial Bank of Commerce, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	50,026,437
4,860,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.140%, 8/5/2021	4,860,000
31,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-2) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.030%, 8/4/2021	31,000,000
Annual Shareholder Report
5

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.090%, 8/4/2021	$16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.120%, 8/5/2021	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.120%, 8/5/2021	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.090%, 8/5/2021	7,595,000
13,405,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.090%, 8/5/2021	13,405,000
14,500,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.030%, 8/4/2021	14,500,000
16,505,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.090%, 8/4/2021	16,505,000
78,550,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9038) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.120%, 8/5/2021	78,550,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 0.120%, 8/5/2021	9,000,000
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 0.190%, 8/5/2021	34,000,000
3,775,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.190%, 8/5/2021	3,775,000
175,000,000		Royal Bank of Canada, New York Branch, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	175,045,618
125,000,000		Royal Bank of Canada, New York Branch, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	125,043,071
25,000,000		Royal Bank of Canada, New York Branch, 0.310% (Effective Fed Funds +0.210%), 8/2/2021	25,000,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 0.090%, 8/5/2021	18,965,000
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 0.120%, 8/5/2021	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 0.120%, 8/5/2021	20,000,000
46,892,880		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.410%, 8/2/2021	46,892,880
30,000,000		Toronto Dominion Bank, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	30,014,877
68,300,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.080%, 8/5/2021	68,300,000
4,300,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.090%, 8/4/2021	4,300,000
Annual Shareholder Report
6

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 6,485,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.120%, 8/5/2021	$6,485,000
		TOTAL	953,487,692
		Government Agency— 1.9%
3,285,000		1320 W Jefferson LLC, (FHLB of San Francisco LOC), 0.130%, 8/4/2021	3,285,000
31,950,000		Archer 1 LLC, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	31,950,000
9,015,000		Austen Children’s Gift Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	9,015,000
6,830,000		Baker Life Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	6,830,000
13,850,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.130%, 8/5/2021	13,850,000
5,705,000		Catania Family Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	5,705,000
5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 0.120%, 8/5/2021	5,445,000
5,565,000		Herman & Kittle Capital, LLC, Canterbury House Apartments- Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 0.120%, 8/5/2021	5,565,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	16,000,000
4,270,000		Jim Brooks Irrevocable Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	3,655,000
6,380,000		MHF DKF Insurance Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (FHLB of Dallas LOC), 0.120%, 8/5/2021	22,610,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	19,640,000
9,080,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	9,080,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	5,010,000
6,980,000		RK Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	6,980,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	6,255,000
Annual Shareholder Report
7

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 6,610,000		The CLC Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	$6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	5,120,000
22,830,000		The Gregory P. Berry Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	22,830,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	5,975,000
		TOTAL	288,400,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $1,241,732,880)	1,241,887,692
		U.S. TREASURY— 0.3%
		U.S. Treasury Notes— 0.3%
50,000,000		United States Treasury Floating Rate Notes, 0.084% (91-day T-Bill +0.034%), 8/3/2021 (IDENTIFIED COST $50,007,074)	50,005,817
		MUNICIPAL BONDS— 0.2%
		Finance - Banking— 0.2%
6,000,000		California School Finance Authority, (Series 2021 A-1) TRANs, (Citibank N.A., New York LOC), 0.260%, 12/30/2021	6,003,311
15,000,000		California School Finance Authority, (Series 2021 B-1) TRANs, (Citibank N.A., New York LOC), 0.260%, 12/30/2021	15,008,277
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $21,000,000)	21,011,588
		OTHER REPURCHASE AGREEMENTS— 18.6%
		Finance - Banking— 18.6%
50,000,000		BMO Capital Markets Corp., 0.20%, dated 7/30/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,002,500 on 8/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $153,198,037 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
100,000,000		BMO Capital Markets Corp., 0.25%, dated 2/8/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,259,904 on 1/10/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $204,307,157 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Annual Shareholder Report
8

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 26,000,000	BMO Capital Markets Corp., 0.18%, dated 7/30/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,500 on 8/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $102,567,276 have been received as collateral and held with BNY Mellon as tri-party agent.	$26,000,000
15,000,000	BNP Paribas SA, 0.18%, dated 7/30/2021, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,000,750 on 8/2/2021, in which asset-backed securities and sovereign debt with a market value of $51,000,765 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
160,000,000	BofA Securities, Inc., 0.12%, dated 7/30/2021, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,001,600 on 8/2/2021, in which corporate bonds and medium-term notes with a market value of $163,202,328 have been received as collateral and held with BNY Mellon as tri-party agent.	160,000,000
163,000,000	BofA Securities, Inc., 0.14%, dated 7/30/2021, interest in a $213,000,000 collateralized loan agreement will repurchase securities provided as collateral for $213,002,485 on 8/2/2021, in which corporate bonds and medium-term notes with a market value of $217,263,379 have been received as collateral and held with BNY Mellon as tri-party agent.	163,000,000
250,000,000	BofA Securities, Inc., 0.70%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,437,500 on 11/1/2021, in which American depositary receipts and convertible bonds with a market value of $255,158,533 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
100,000,000	BofA Securities, Inc., 0.70%, dated 9/4/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,175,000 on 11/1/2021, in which convertible bonds with a market value of $102,064,347 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
80,000,000	Credit Agricole S.A., 0.22%, dated 7/29/2021, interest in a $170,000,000 collateralized loan agreement will repurchase securities provided as collateral for $170,006,233 on 8/5/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $173,403,197 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
250,000,000	Credit Agricole S.A., 0.15%, dated 7/29/2021, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,013,750 on 8/5/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $561,007,598 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
Annual Shareholder Report
9

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 50,000,000	Credit Suisse Securities (USA) LLC, 0.20%, dated 7/27/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,003,889 on 8/3/2021, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,003,400 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
34,700,000	ING Financial Markets LLC, 0.16%, dated 7/30/2021, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,001,000 on 8/2/2021, in which common stocks with a market value of $76,501,222 have been received as collateral and held with BNY Mellon as tri-party agent.	34,700,000
100,000,000	ING Financial Markets LLC, 0.16%, dated 7/30/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,333 on 8/2/2021, in which common stocks, corporate bonds and medium-term notes with a market value of $102,001,390 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
115,000,000	J.P. Morgan Securities LLC, 0.33%, dated 7/20/2021, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,071,042 on 8/20/2021, in which corporate bonds with market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	115,000,000
80,000,000	J.P. Morgan Securities LLC, 0.27%, dated 7/27/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,010,500 on 8/3/2021, in which corporate bonds and medium-term notes with market value of $204,000,017 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
75,000,000	Mizuho Securities USA, Inc., 0.28%, dated 7/30/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,003,500 on 8/2/2021, in which common stocks with a market value of $153,003,589 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
304,177,000	MUFG Securities Americas, Inc., 0.23%, dated 7/30/2021, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,010,542 on 8/2/2021, in which American depositary receipts, asset-backed securities, commercial paper, common stocks, convertible bonds, corporate bonds, exchange traded funds, municipal bonds and unit investment trust with a market value of $561,010,753 have been received as collateral and held with BNY Mellon as tri-party agent.	304,177,000
Annual Shareholder Report
10

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 150,000,000	Pershing LLC., 0.33%, dated 10/30/2020, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,019,250 on 8/10/2021, in which asset-backed securities, collateralized mortgage obligations, common stocks, convertible bonds, corporate bonds, exchange traded funds, medium-term notes and municipal bonds with a market value of $306,037,843 have been received as collateral and held with BNY Mellon as tri-party agent.	$150,000,000
125,000,000	Societe Generale, Paris, 0.14%, dated 7/30/2021, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,004,083 on 8/2/2021, in which asset-backed securities, collateralized mortgage obligations, medium-term notes and sovereign debt with a market value of $357,004,182 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
306,000,000	Societe Generale, Paris, 0.23%, dated 7/30/2021, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,012,458 on 8/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,012,713 have been received as collateral and held with BNY Mellon as tri-party agent.	306,000,000
49,950,000	Standard Chartered Bank, 0.16%, dated 7/30/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,333 on 8/2/2021, in which treasury bills, treasury bonds and treasury notes with a market value of $102,009,823 have been received as collateral and held with BNY Mellon as tri-party agent.	49,950,000
120,000,000	Wells Fargo Securities LLC, 0.57%, dated 6/1/2020, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,171,000 on 10/5/2021, in which convertible bonds with a market value of $122,450,419 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
150,000,000	Wells Fargo Securities LLC, 0.59%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,221,250 on 10/18/2021, in which convertible bonds with a market value of $153,032,652 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $2,853,827,000)	2,853,827,000
Annual Shareholder Report
11

Principal Amount		Value
	REPURCHASE AGREEMENT— 7.0%
	Finance - Banking— 7.0%
$1,072,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 7/30/2021 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,013,750 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/1/2051 and the market value of those underlying securities was $3,060,014,025. (IDENTIFIED COST $1,072,000,000)	$1,072,000,000
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $15,364,892,768)[3]	15,366,021,707
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(30,451,658)
	TOTAL NET ASSETS—100%	$15,335,570,049

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
12

As of July 31, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
PLC	—Public Limited Company
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Federated Hermes Institutional Prime Obligations Fund–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0007	$1.0004	$1.0003	$1.0003	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0008	0.0136	0.0239	0.0156	0.0063
Net realized and unrealized gain (loss)	(0.0002)	0.0003	0.0001	0.0000[1]	0.0011
Total From Investment Operations	0.0006	0.0139	0.0240	0.0156	0.0074
Less Distributions:
Distributions from net investment income	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0063)
Distributions from net realized gain	—	—	—	—	(0.0008)
Total Distributions	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0071)
Net Asset Value, End of Period	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003
Total Return[2]	0.05%	1.39%	2.43%	1.57%	0.66%
Ratios to Average Net Assets:
Net expenses[3]	0.15%	0.15%	0.15%	0.17%	0.20%
Net investment income	0.08%	1.37%	2.41%	1.62%	0.40%
Expense waiver/reimbursement[4]	0.13%	0.13%	0.13%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,298,656	$23,611,390	$21,146,776	$10,941,508	$787,309

1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares and Capital Shares are presented separately.
Annual Shareholder Report
14

Statement of Assets and Liabilities–Federated Hermes
Institutional Prime Obligations Fund
July 31, 2021

Assets:
Investment in repurchase agreements and other repurchase agreements	$3,925,827,000
Investment in securities	11,440,194,707
Investment in securities, at value (identified cost $15,364,892,768)	15,366,021,707
Cash	67,453
Income receivable	3,171,241
Receivable for shares sold	300
Total Assets	15,369,260,701
Liabilities:
Payable for investments purchased	32,979,556
Income distribution payable	246,428
Payable to adviser (Note 5)	58,191
Payable for administrative fee (Note 5)	65,628
Accrued expenses (Note 5)	340,849
Total Liabilities	33,690,652
Net assets for 15,328,508,710 shares outstanding	$15,335,570,049
Net Assets Consist of:
Paid-in capital	$15,335,878,936
Total distributable earnings (loss)	(308,887)
Total Net Assets	$15,335,570,049
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$15,298,656,319 ÷ 15,291,612,839 shares outstanding, no par value, unlimited shares authorized	$1.0005
Service Shares:
$32,412,997 ÷ 32,397,419 shares outstanding, no par value, unlimited shares authorized	$1.0005
Capital Shares:
$4,500,733 ÷ 4,498,452 shares outstanding, no par value, unlimited shares authorized	$1.0005
See Notes which are an integral part of the Financial Statements
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Statement of Operations–Federated Hermes
Institutional Prime Obligations Fund
Year Ended July 31, 2021

Investment Income:
Interest	$50,441,015
Expenses:
Investment adviser fee (Note 5)	42,764,031
Administrative fee (Note 5)	16,694,080
Custodian fees	676,745
Transfer agent fees	202,735
Directors’/Trustees’ fees (Note 5)	109,459
Auditing fees	23,855
Legal fees	11,904
Portfolio accounting fees	288,703
Other service fees (Notes 2 and 5)	120,259
Share registration costs	22,583
Printing and postage	27,962
Miscellaneous (Note 5)	126,333
TOTAL EXPENSES	61,068,649
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(27,827,648)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(71,650)
TOTAL WAIVERS AND REIMBURSEMENT	(27,899,298)
Net expenses	33,169,351
Net investment income	17,271,664
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	113,108
Net change in unrealized appreciation of investments	(6,131,457)
Net realized and unrealized gain (loss) on investments	(6,018,349)
Change in net assets resulting from operations	$11,253,315
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets–Federated Hermes
Institutional Prime Obligations Fund

Year Ended July 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,271,664	$321,390,201
Net realized gain (loss)	113,108	(1,568,343)
Net change in unrealized appreciation/depreciation	(6,131,457)	3,688,255
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,253,315	323,510,113
Distributions to Shareholders:
Institutional Shares	(17,245,644)	(319,807,042)
Service Shares	(4,862)	(1,400,428)
Capital Shares	(8,147)	(233,170)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,258,653)	(321,440,640)
Share Transactions:
Proceeds from sale of shares	36,831,815,005	63,468,243,391
Net asset value of shares issued to shareholders in payment of distributions declared	3,142,765	53,575,799
Cost of shares redeemed	(45,212,117,547)	(61,060,281,709)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,377,159,777)	2,461,537,481
Change in net assets	(8,383,165,115)	2,463,606,954
Net Assets:
Beginning of period	23,718,735,164	21,255,128,210
End of period	$15,335,570,049	$23,718,735,164
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements–Federated Hermes Institutional Prime Obligations Fund
July 31, 2021
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
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■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid”
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evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily
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net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $27,899,298 is disclosed in Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$111,765	$(2,933)	$(68,191)
Capital Shares	8,494	(300)	(226)
TOTAL	$120,259	$(3,233)	$(68,417)
For the year ended July 31, 2021, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In
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some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	36,196,687,324	$36,215,427,054	62,747,078,555	$62,773,370,088
Shares issued to shareholders in payment of distributions declared	3,128,894	3,130,517	52,072,038	52,091,304
Shares redeemed	(44,503,031,101)	(44,525,308,528)	(60,342,756,540)	(60,362,871,020)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(8,303,214,883)	$(8,306,750,957)	2,456,394,053	$2,462,590,372
	Year Ended 7/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	320,686,975	$320,849,653	275,734,832	$275,819,555
Shares issued to shareholders in payment of distributions declared	4,099	4,101	1,251,498	1,251,881
Shares redeemed	(372,056,896)	(372,241,775)	(287,168,204)	(287,257,442)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(51,365,822)	$(51,388,021)	(10,181,874)	$(10,186,006)
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	Year Ended 7/31/2021		Year Ended 7/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	295,358,986	$295,538,298	418,856,851	$419,053,748
Shares issued to shareholders in payment of distributions declared	8,141	8,147	232,523	232,614
Shares redeemed	(314,377,023)	(314,567,244)	(409,949,325)	(410,153,247)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,009,896)	$(19,020,799)	9,140,049	$9,133,115
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(8,373,590,601)	$(8,377,159,777)	2,455,352,228	$2,461,537,481
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$17,258,653	$321,440,640
As of July 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$17,409
Net unrealized appreciation	$1,128,939
Capital loss carryforwards and deferrals	$(1,455,235)
At July 31, 2021, the cost of investments for federal tax purposes was $15,364,892,768. The net unrealized appreciation of investments for federal tax purposes was $1,128,939. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,164,129 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,190.
As of July 31, 2021, the Fund had a capital loss carryforward of $1,455,235 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,455,235	$—	$1,455,235
The Fund used capital loss carryforwards of $113,108 to offset capital gains realized during the year ended July 31, 2021.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, the Adviser voluntarily waived $27,827,648 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2021, FSSC reimbursed $3,233 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended July 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $73,950,000 and $6,550,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2021, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2021, the Fund had no outstanding loans. During the year ended July 31, 2021, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2021, there were no outstanding loans. During the year ended July 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2021, 78.61% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Federated Hermes Money Market Obligations Trust and Shareholders of Federated Hermes INSTITUTIONAL Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust, as of July 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2021
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Shareholder Expense Example (unaudited)–Federated Hermes Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 to July 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2021	Ending Account Value 7/31/2021	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.20	$[2]0.74
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.05	$[2]0.75

1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.

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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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34

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: July 1991
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since July 1991. Ms. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Institutional Prime Obligations Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the May Meetings that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Annual Shareholder Report
43

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Annual Shareholder Report
44

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report
45

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report
46

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
47

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
Q454500 (9/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2021

Share Class | Ticker	Institutional | PVOXX	Service | PVSXX	Capital | PVCXX

Federated Hermes Institutional Prime Value Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2020 through July 31, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At July 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Commercial Paper	37.6%
Bank Instruments	28.2%
Other Repurchase Agreements and Repurchase Agreements	25.9%
Variable Rate Instruments	8.1%
U.S. Treasury	0.3%
Municipal Bonds	0.1%
Other Assets and Liabilities—Net[3]	(0.2)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.
Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
July 31, 2021
Shares or Principal Amount		Value
	INVESTMENT COMPANY— 99.6%
12,785,754,669	Federated Hermes Institutional Prime Obligations Fund, Institutional Shares, 0.02%[1] (IDENTIFIED COST $12,794,174,146)	$12,792,147,546
	OTHER REPURCHASE AGREEMENTS— 0.4%
	Finance - Banking— 0.4%
$ 49,000,000	BMO Capital Markets Corp., 0.18%, dated 7/30/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,500 on 8/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium term notes with a market value of $102,567,276 have been received as collateral and held with BNY Mellon as tri-party agent. (IDENTIFIED COST $49,000,000)	49,000,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $12,843,174,146)[2]	12,841,147,546
	OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	2,301,685
	TOTAL NET ASSETS—100%	$12,843,449,231
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2021, were as follows:
Federated Hermes Institutional Prime Obligations Fund, Institutional Shares
Value as of 7/31/2020	$17,506,103,892
Purchases at Cost	$13,353,654,525
Proceeds from Sales	$(18,063,697,099)
Change in Unrealized Appreciation/Depreciation	$(6,530,073)
Net Realized Gain/(Loss)	$2,616,301
Value as of 7/31/2021	$12,792,147,546
Shares Held as of 7/31/2021	12,785,754,669
Dividend Income	$12,640,778
The Fund invests in Federated Hermes Institutional Prime Obligations Fund (POF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain
Annual Shareholder Report

distributions of POF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At July 31, 2021, POF represents 99.6% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund’s financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$12,792,147,546	$—	$—	$12,792,147,546
Repurchase Agreement	—	49,000,000	—	49,000,000
TOTAL SECURITIES	$12,792,147,546	$49,000,000	$—	$12,841,147,546
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0006	$1.0003	$1.0002	$1.0002	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0008	0.0136	0.0239	0.0156	0.0075
Net realized and unrealized gain (loss)	(0.0002)	0.0003	0.0001	(0.0000)[1]	0.0002
Total From Investment Operations	0.0006	0.0139	0.0240	0.0156	0.0077
Less Distributions:
Distributions from net investment income	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0075)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0075)
Net Asset Value, End of Period	$1.0004	$1.0006	$1.0003	$1.0002	$1.0002
Total Return[2]	0.06%	1.39%	2.43%	1.57%	0.78%
Ratios to Average Net Assets:
Net expenses[3]	—%	0.00%[4]	—%	0.00%[4]	0.20%
Net investment income	0.08%	1.36%	2.41%	1.59%	0.77%
Expense waiver/reimbursement[5]	0.29%	0.29%	0.29%	0.29%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,120,572	$15,937,441	$13,599,422	$6,992,551	$4,454,446

1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Represents less than 0.01%.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0006	$1.0003	$1.0002	$1.0002	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0002	0.0111	0.0214	0.0131	0.0050
Net realized and unrealized gain (loss)	(0.0003)	0.0003	0.0001	(0.0000)[1]	0.0002
Total From Investment Operations	(0.0001)	0.0114	0.0215	0.0131	0.0052
Less Distributions:
Distributions from net investment income	(0.0002)	(0.0111)	(0.0214)	(0.0131)	(0.0050)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0002)	(0.0111)	(0.0214)	(0.0131)	(0.0050)
Net Asset Value, End of Period	$1.0003	$1.0006	$1.0003	$1.0002	$1.0002
Total Return[2]	(0.01)%	1.14%	2.18%	1.31%	0.53%
Ratios to Average Net Assets:
Net expenses[3]	0.08%	0.25%	0.25%	0.25%	0.45%
Net investment income	0.01%	1.04%	2.20%	1.26%	0.34%
Expense waiver/reimbursement[4]	0.46%	0.29%	0.29%	0.29%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$701,955	$1,687,886	$1,055,438	$186,643	$129,412

1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0006	$1.0003	$1.0002	$1.0002	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0003	0.0126	0.0230	0.0146	0.0064
Net realized and unrealized gain (loss)	(0.0003)	0.0003	(0.0000)[1]	(0.0000)[1]	0.0003
Total From Investment Operations	—	0.0129	0.0230	0.0146	0.0067
Less Distributions:
Distributions from net investment income	(0.0003)	(0.0126)	(0.0229)	(0.0146)	(0.0065)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0003)	(0.0126)	(0.0229)	(0.0146)	(0.0065)
Net Asset Value, End of Period	$1.0003	$1.0006	$1.0003	$1.0002	$1.0002
Total Return[2]	0.00%[3]	1.29%	2.33%	1.47%	0.68%
Ratios to Average Net Assets:
Net expenses[4]	0.06%	0.10%	0.10%	0.10%	0.30%
Net investment income	0.02%	1.24%	2.31%	1.40%	0.34%
Expense waiver/reimbursement[5]	0.33%	0.29%	0.29%	0.29%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,922	$19,074	$16,566	$12,185	$20,587

1	Represents less than $0.0001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2021

Assets:
Investment in securities, at value including $12,792,147,546 of investments in an affiliated holding* (identified cost $12,843,174,146)	$12,841,147,546
Cash	610,928
Income receivable	490
Receivable for shares sold	9,397,367
Total Assets	12,851,156,331
Liabilities:
Payable for shares redeemed	7,162,866
Income distribution payable	163,006
Payable for investment adviser fee (Note 5)	48,674
Payable for administrative fee (Note 5)	54,953
Accrued expenses (Note 5)	277,601
Total Liabilities	7,707,100
Net assets for 12,838,887,349 shares outstanding	$12,843,449,231
Net Assets Consist of:
Paid-in capital	$12,844,338,422
Total distributable earnings (loss)	(889,191)
Total Net Assets	$12,843,449,231
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$12,120,572,450 ÷ 12,116,258,568 shares outstanding, no par value, unlimited shares authorized	$1.0004
Service Shares:
$701,955,222 ÷ 701,714,032 shares outstanding, no par value, unlimited shares authorized	$1.0003
Capital Shares:
$20,921,559 ÷ 20,914,749 shares outstanding, no par value, unlimited shares authorized	$1.0003

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended July 31, 2021

Investment Income:
Dividends received from an affiliated holding*	$12,640,778
Interest	115,043
TOTAL INCOME	12,755,821
Expenses:
Investment adviser fee (Note 5)	31,709,049
Administrative fee (Note 5)	12,377,380
Custodian fees	446,396
Transfer agent fees	173,921
Directors’/Trustees’ fees (Note 5)	81,125
Auditing fees	23,856
Legal fees	11,906
Portfolio accounting fees	219,300
Other service fees (Notes 2 and 5)	2,698,721
Share registration costs	156,118
Printing and postage	74,383
Miscellaneous (Note 5)	124,789
TOTAL EXPENSES	48,096,944
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(31,709,049)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(15,540,665)
TOTAL WAIVERS AND REIMBURSEMENTS	(47,249,714)
Net expenses	847,230
Net investment income	11,908,591
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments in an affiliated holding*	2,616,301
Net change in unrealized appreciation of investments in an affiliated holding*	(6,530,073)
Net realized and unrealized gain (loss) on investments	(3,913,772)
Change in net assets resulting from operations	$7,994,819

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended July 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,908,591	$218,126,639
Net realized gain (loss)	2,616,301	(127,117)
Net change in unrealized appreciation/depreciation	(6,530,073)	2,599,630
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,994,819	220,599,152
Distributions to Shareholders:
Institutional Shares	(13,019,895)	(200,644,148)
Service Shares	(193,751)	(17,315,051)
Capital Shares	(6,051)	(265,606)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,219,697)	(218,224,805)
Share Transactions:
Proceeds from sale of shares	49,680,032,925	60,672,429,597
Net asset value of shares issued to shareholders in payment of distributions declared	4,229,653	80,647,515
Cost of shares redeemed	(54,479,989,537)	(57,782,476,083)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,795,726,959)	2,970,601,029
Change in net assets	(4,800,951,837)	2,972,975,376
Net Assets:
Beginning of period	17,644,401,068	14,671,425,692
End of period	$12,843,449,231	$17,644,401,068
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
July 31, 2021
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium),
Annual Shareholder Report

unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $47,249,714 is disclosed in various locations in Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,675,918	$(5,468)	$(1,836,123)
Capital Shares	22,803	(72)	(9,839)
TOTAL	$2,698,721	$(5,540)	$(1,845,962)
For the year ended July 31, 2021, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	48,981,048,371	$48,998,521,164	56,448,762,017	$56,465,904,443
Shares issued to shareholders in payment of distributions declared	4,030,582	4,032,084	63,133,165	63,148,887
Shares redeemed	(52,796,548,875)	(52,814,602,302)	(54,179,307,394)	(54,193,037,585)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,811,469,922)	$(3,812,049,054)	2,332,587,788	$2,336,015,745
Annual Shareholder Report

	Year Ended 7/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	664,745,362	$664,998,659	4,188,939,910	$4,189,946,990
Shares issued to shareholders in payment of distributions declared	192,418	192,481	17,229,215	17,233,068
Shares redeemed	(1,650,094,556)	(1,650,722,974)	(3,574,412,272)	(3,575,099,581)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(985,156,776)	$(985,531,834)	631,756,853	$632,080,477
	Year Ended 7/31/2021		Year Ended 7/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	16,507,178	$16,513,102	16,573,453	$16,578,164
Shares issued to shareholders in payment of distributions declared	5,086	5,088	265,498	265,560
Shares redeemed	(14,659,841)	(14,664,261)	(14,337,106)	(14,338,917)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,852,423	$1,853,929	2,501,845	$2,504,807
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,794,774,275)	$(4,795,726,959)	2,966,846,486	$2,970,601,029
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income[1]	$12,030,928	$218,173,184
Long-term capital gains	$1,188,769	$51,621

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(163,006)
Unrealized depreciation	$(2,026,600)
Undistributed long-term capital gains	$1,300,415
At July 31, 2021, the cost of investments for federal tax purposes was $12,843,174,146. The net unrealized depreciation of investments for federal tax purposes was $2,026,600. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $2,026,600.
Annual Shareholder Report

The Fund used capital loss carryforwards of $127,117 to offset capital gains realized during the year ended July 31, 2021.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee of the Underlying Fund’s average daily net assets. To avoid charging duplicative fees, the adviser has agreed to waive and/or reimburse its fee with respect to the net assets invested in the Underlying Fund. For the year ended July 31, 2021, the Adviser voluntarily waived and/or reimbursed all of its fee.
In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any portion of its fee and/or reimburse other operating expenses. For the year ended July 31, 2021, the Adviser voluntarily reimbursed $13,689,163 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2021, FSSC reimbursed $5,540 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the Underlying Fund paid by the
Annual Shareholder Report

Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2021, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2021, the Fund had no outstanding loans. During the year ended July 31, 2021, the Fund did not utilize the LOC.
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2021, there were no outstanding loans. During the year ended July 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2021, the amount of long-term capital gains designated by the Fund was $1,188,769.
For the fiscal year ended July 31, 2021, 78.37% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the FEDERATED HERMES Money Market Obligations Trust and Shareholders of Federated HERMES Institutional Prime Value Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust, as of July 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2021
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 to July 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2021	Ending Account Value 7/31/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.30	$[2]—
Service Shares	$1,000	$1,000.10	$[3]0.15
Capital Shares	$1,000	$1,000.10	$[4]0.15
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.79	$[2]—
Service Shares	$1,000	$1,024.65	$[3]0.15
Capital Shares	$1,000	$1,024.65	$[4]0.15

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.00%
Service Shares	0.03%
Capital Shares	0.03%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51, respectively.

Annual Shareholder Report

Federated Hermes Institutional Prime Obligations Fund
Financial INFORMATION
Federated Hermes Institutional Prime Value Obligations Fund invests primarily in Federated Hermes Institutional Prime Obligations Fund. Therefore, the Federated Hermes Institutional Prime Obligations Fund’s financial information is included on pages 24 through 55.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)–Federated Hermes Institutional Prime Obligations Fund
At July 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	37.7%
Bank Instruments	28.3%
Other Repurchase Agreements and Repurchase Agreements	25.6%
Variable Rate Instruments	8.1%
U.S. Treasury Securities	0.3%
Municipal Bonds	0.2%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

At July 31, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	46.8%
8-30 Days	8.7%
31-90 Days	27.6%
91-180 Days	9.4%
181 Days or more	7.7%
Other Assets and Liabilities—Net[3]	(0.2)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 27.1% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Portfolio of Investments–Federated Hermes Institutional Prime Obligations Fund
July 31, 2021
Principal Amount			Value
	[1]	COMMERCIAL PAPER— 37.7%
		Aerospace/Auto— 0.8%
$ 130,000,000		Toyota Finance Australia Ltd., (Toyota Motor Corp. SA), 0.200%, 8/10/2021	$129,993,500
		Finance - Banking— 13.3%
92,913,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 0.130% - 0.160%, 8/20/2021 - 9/23/2021	92,900,038
50,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 0.160%, 11/30/2021	50,000,000
195,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.110% - 0.241%, 10/27/2021 - 5/6/2022	194,906,224
200,000,000		BPCE SA, 0.140%, 8/3/2021	199,998,444
222,000,000		DNB Bank ASA, 0.070% - 0.080%, 8/2/2021 - 8/30/2021	221,987,069
100,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.110%, 10/8/2021	99,978,028
50,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.150%, 1/20/2022	49,966,650
200,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 0.110%, 10/25/2021	199,942,000
50,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.080%, 9/14/2021	49,995,111
114,800,000		Nationwide Building Society, 0.100%, 8/9/2021 - 8/10/2021	114,797,382
70,000,000		Royal Bank of Canada, 0.210% - 0.241%, 4/14/2022 - 7/7/2022	69,872,418
75,000,000		Sumitomo Mitsui Banking Corp., 0.120%, 10/25/2021	74,983,688
50,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.120%, 11/2/2021	49,987,466
440,000,000		Toronto Dominion Bank, 0.200% - 0.251%, 4/20/2022 - 7/7/2022	439,426,579
130,000,000		Westpac Banking Corp. Ltd., Sydney, 0.231% - 0.241%, 3/11/2022 - 3/24/2022	129,888,636
		TOTAL	2,038,629,733
		Finance - Commercial— 3.7%
150,696,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 0.110%, 8/30/2021	150,682,647
140,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.130%, 12/15/2021	140,000,000
100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.150%, 1/12/2022	100,000,000
100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.150%, 1/24/2022	100,000,000
75,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200%, 10/18/2021	75,000,000
		TOTAL	565,682,647
		Finance - Retail— 5.5%
35,000,000		Barton Capital S.A., 0.100%, 8/25/2021 - 8/27/2021	34,997,611
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Finance - Retail— continued
$ 160,000,000		Chariot Funding LLC, 0.080%, 9/7/2021 - 9/8/2021	$159,986,712
27,895,000		Fairway Finance Co. LLC, 0.180%, 11/16/2021	27,884,020
25,000,000		Old Line Funding, LLC, 0.100%, 2/3/2022	24,979,556
92,950,000		Old Line Funding, LLC, 0.180%, 10/15/2021	92,928,926
100,000,000		Old Line Funding, LLC, 0.180%, 11/5/2021	99,969,239
350,000,000		Sheffield Receivables Company LLC, 0.080% - 0.120%, 8/17/2021 - 10/22/2021	349,933,319
45,000,000		Starbird Funding Corp., 0.110%, 10/22/2021	44,987,610
		TOTAL	835,666,993
		Finance - Securities— 11.4%
40,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.150%, 1/4/2022	40,012,634
85,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.200%, 10/15/2021	85,033,449
88,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.200%, 10/27/2021	88,039,156
500,000,000		Anglesea Funding LLC, 0.070% - 0.140%, 8/2/2021 - 11/15/2021	499,915,096
125,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 0.080%, 8/2/2021	124,999,722
211,000,000		Collateralized Commercial Paper FLEX Co., LLC, 0.160% - 0.200%, 8/3/2021 - 1/19/2022	210,891,560
290,000,000		Collateralized Commercial Paper V Co. LLC, 0.080% - 0.220%, 8/2/2021 - 1/5/2022	289,910,587
48,500,000		Longship Funding LLC, (Nordea Bank Abp COL), 0.080%, 9/17/2021	48,494,935
365,000,000		Ridgefield Funding Company, LLC Series A, 0.120%, 10/18/2021 - 11/1/2021	364,922,264
		TOTAL	1,752,219,403
		Insurance— 0.4%
59,700,000		UnitedHealth Group, Inc., 0.110%, 8/18/2021	59,696,899
		Oil & Oil Finance— 0.4%
50,000,000		Exxon Mobil Corp., 0.180%, 9/7/2021	49,990,750
15,000,000		Total Capital Canada Ltd., 0.120%, 8/18/2021	14,999,150
		TOTAL	64,989,900
		Sovereign— 2.2%
12,000,000		BNG Bank N.V., 0.070%, 8/4/2021	11,999,930
125,000,000		Erste Abwicklungsanstalt, 0.080%, 9/2/2021	124,991,111
50,000,000		FMS Wertmanagement AoR, 0.110%, 11/1/2021	49,986,553
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Sovereign— continued
$ 150,000,000		Nederlandse Waterschapsbank NV, 0.110%, 10/29/2021	$149,957,913
		TOTAL	336,935,507
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $5,783,326,002)	5,783,814,582
		CERTIFICATES OF DEPOSIT— 19.3%
		Finance - Banking— 19.3%
436,200,000		Bank of Montreal, 0.180% - 0.240%, 9/3/2021 - 7/26/2022	436,334,138
115,000,000		Bank of Nova Scotia, Toronto, 0.250% - 0.290%, 10/7/2021 - 12/10/2021	115,042,486
650,000,000		Canadian Imperial Bank of Commerce, 0.180% - 0.270%, 9/1/2021 - 1/4/2022	650,171,693
50,000,000		Credit Agricole Corporate and Investment Bank, 0.080%, 8/4/2021	50,000,000
100,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.110%, 10/8/2021	100,003,304
400,000,000		Mizuho Bank Ltd., 0.100% - 0.150%, 8/6/2021 - 9/2/2021	400,000,000
50,000,000		Royal Bank of Canada, 0.210%, 3/9/2022	50,020,295
200,000,000		Sumitomo Mitsui Banking Corp., 0.110%, 10/15/2021	200,004,274
696,800,000		Sumitomo Mitsui Trust Bank Ltd., 0.080% - 0.150%, 8/11/2021 - 10/22/2021	696,802,144
265,000,000		Toronto Dominion Bank, 0.240% - 0.260%, 10/4/2021 - 4/1/2022	265,096,694
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,962,999,812)	2,963,475,028
		TIME DEPOSITS— 9.0%
		Finance - Banking— 9.0%
780,000,000		ABN Amro Bank NV, 0.080% - 0.090%, 8/2/2021	780,000,000
500,000,000		Australia & New Zealand Banking Group, Melbourne, 0.080%, 8/2/2021	500,000,000
100,000,000		Mizuho Bank Ltd., 0.080%, 8/2/2021	100,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,380,000,000)	1,380,000,000
	[2]	NOTES - VARIABLE— 8.1%
		Finance - Banking— 6.2%
100,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.300% (Effective Fed Funds +0.200%), 8/3/2021	100,024,809
28,500,000		Calhoun County, TX Navigation District Environmental Facilities (Formosa Plastic Corp.), (Series 2006) Weekly VRDNs, (Bank of America N.A. LOC), 0.070%, 8/5/2021	28,500,000
50,000,000		Canadian Imperial Bank of Commerce, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	50,026,437
4,860,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.140%, 8/5/2021	4,860,000
31,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-2) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.030%, 8/4/2021	31,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.090%, 8/4/2021	$16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.120%, 8/5/2021	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.120%, 8/5/2021	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.090%, 8/5/2021	7,595,000
13,405,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.090%, 8/5/2021	13,405,000
14,500,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.030%, 8/4/2021	14,500,000
16,505,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.090%, 8/4/2021	16,505,000
78,550,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9038) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.120%, 8/5/2021	78,550,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 0.120%, 8/5/2021	9,000,000
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 0.190%, 8/5/2021	34,000,000
3,775,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.190%, 8/5/2021	3,775,000
175,000,000		Royal Bank of Canada, New York Branch, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	175,045,618
125,000,000		Royal Bank of Canada, New York Branch, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	125,043,071
25,000,000		Royal Bank of Canada, New York Branch, 0.310% (Effective Fed Funds +0.210%), 8/2/2021	25,000,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 0.090%, 8/5/2021	18,965,000
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 0.120%, 8/5/2021	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 0.120%, 8/5/2021	20,000,000
46,892,880		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.410%, 8/2/2021	46,892,880
30,000,000		Toronto Dominion Bank, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	30,014,877
68,300,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.080%, 8/5/2021	68,300,000
4,300,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.090%, 8/4/2021	4,300,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 6,485,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.120%, 8/5/2021	$6,485,000
		TOTAL	953,487,692
		Government Agency— 1.9%
3,285,000		1320 W Jefferson LLC, (FHLB of San Francisco LOC), 0.130%, 8/4/2021	3,285,000
31,950,000		Archer 1 LLC, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	31,950,000
9,015,000		Austen Children’s Gift Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	9,015,000
6,830,000		Baker Life Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	6,830,000
13,850,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.130%, 8/5/2021	13,850,000
5,705,000		Catania Family Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	5,705,000
5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 0.120%, 8/5/2021	5,445,000
5,565,000		Herman & Kittle Capital, LLC, Canterbury House Apartments- Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 0.120%, 8/5/2021	5,565,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	16,000,000
4,270,000		Jim Brooks Irrevocable Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	3,655,000
6,380,000		MHF DKF Insurance Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (FHLB of Dallas LOC), 0.120%, 8/5/2021	22,610,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	19,640,000
9,080,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	9,080,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	5,010,000
6,980,000		RK Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	6,980,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	6,255,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 6,610,000		The CLC Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	$6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	5,120,000
22,830,000		The Gregory P. Berry Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	22,830,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	5,975,000
		TOTAL	288,400,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $1,241,732,880)	1,241,887,692
		U.S. TREASURY— 0.3%
		U.S. Treasury Notes— 0.3%
50,000,000		United States Treasury Floating Rate Notes, 0.084% (91-day T-Bill +0.034%), 8/3/2021 (IDENTIFIED COST $50,007,074)	50,005,817
		MUNICIPAL BONDS— 0.2%
		Finance - Banking— 0.2%
6,000,000		California School Finance Authority, (Series 2021 A-1) TRANs, (Citibank N.A., New York LOC), 0.260%, 12/30/2021	6,003,311
15,000,000		California School Finance Authority, (Series 2021 B-1) TRANs, (Citibank N.A., New York LOC), 0.260%, 12/30/2021	15,008,277
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $21,000,000)	21,011,588
		OTHER REPURCHASE AGREEMENTS— 18.6%
		Finance - Banking— 18.6%
50,000,000		BMO Capital Markets Corp., 0.20%, dated 7/30/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,002,500 on 8/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $153,198,037 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
100,000,000		BMO Capital Markets Corp., 0.25%, dated 2/8/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,259,904 on 1/10/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $204,307,157 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 26,000,000	BMO Capital Markets Corp., 0.18%, dated 7/30/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,500 on 8/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $102,567,276 have been received as collateral and held with BNY Mellon as tri-party agent.	$26,000,000
15,000,000	BNP Paribas SA, 0.18%, dated 7/30/2021, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,000,750 on 8/2/2021, in which asset-backed securities and sovereign debt with a market value of $51,000,765 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
160,000,000	BofA Securities, Inc., 0.12%, dated 7/30/2021, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,001,600 on 8/2/2021, in which corporate bonds and medium-term notes with a market value of $163,202,328 have been received as collateral and held with BNY Mellon as tri-party agent.	160,000,000
163,000,000	BofA Securities, Inc., 0.14%, dated 7/30/2021, interest in a $213,000,000 collateralized loan agreement will repurchase securities provided as collateral for $213,002,485 on 8/2/2021, in which corporate bonds and medium-term notes with a market value of $217,263,379 have been received as collateral and held with BNY Mellon as tri-party agent.	163,000,000
250,000,000	BofA Securities, Inc., 0.70%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,437,500 on 11/1/2021, in which American depositary receipts and convertible bonds with a market value of $255,158,533 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
100,000,000	BofA Securities, Inc., 0.70%, dated 9/4/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,175,000 on 11/1/2021, in which convertible bonds with a market value of $102,064,347 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
80,000,000	Credit Agricole S.A., 0.22%, dated 7/29/2021, interest in a $170,000,000 collateralized loan agreement will repurchase securities provided as collateral for $170,006,233 on 8/5/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $173,403,197 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
250,000,000	Credit Agricole S.A., 0.15%, dated 7/29/2021, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,013,750 on 8/5/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $561,007,598 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 50,000,000	Credit Suisse Securities (USA) LLC, 0.20%, dated 7/27/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,003,889 on 8/3/2021, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,003,400 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
34,700,000	ING Financial Markets LLC, 0.16%, dated 7/30/2021, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,001,000 on 8/2/2021, in which common stocks with a market value of $76,501,222 have been received as collateral and held with BNY Mellon as tri-party agent.	34,700,000
100,000,000	ING Financial Markets LLC, 0.16%, dated 7/30/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,333 on 8/2/2021, in which common stocks, corporate bonds and medium-term notes with a market value of $102,001,390 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
115,000,000	J.P. Morgan Securities LLC, 0.33%, dated 7/20/2021, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,071,042 on 8/20/2021, in which corporate bonds with market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	115,000,000
80,000,000	J.P. Morgan Securities LLC, 0.27%, dated 7/27/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,010,500 on 8/3/2021, in which corporate bonds and medium-term notes with market value of $204,000,017 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
75,000,000	Mizuho Securities USA, Inc., 0.28%, dated 7/30/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,003,500 on 8/2/2021, in which common stocks with a market value of $153,003,589 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
304,177,000	MUFG Securities Americas, Inc., 0.23%, dated 7/30/2021, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,010,542 on 8/2/2021, in which American depositary receipts, asset-backed securities, commercial paper, common stocks, convertible bonds, corporate bonds, exchange traded funds, municipal bonds and unit investment trust with a market value of $561,010,753 have been received as collateral and held with BNY Mellon as tri-party agent.	304,177,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 150,000,000	Pershing LLC., 0.33%, dated 10/30/2020, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,019,250 on 8/10/2021, in which asset-backed securities, collateralized mortgage obligations, common stocks, convertible bonds, corporate bonds, exchange traded funds, medium-term notes and municipal bonds with a market value of $306,037,843 have been received as collateral and held with BNY Mellon as tri-party agent.	$150,000,000
125,000,000	Societe Generale, Paris, 0.14%, dated 7/30/2021, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,004,083 on 8/2/2021, in which asset-backed securities, collateralized mortgage obligations, medium-term notes and sovereign debt with a market value of $357,004,182 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
306,000,000	Societe Generale, Paris, 0.23%, dated 7/30/2021, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,012,458 on 8/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,012,713 have been received as collateral and held with BNY Mellon as tri-party agent.	306,000,000
49,950,000	Standard Chartered Bank, 0.16%, dated 7/30/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,333 on 8/2/2021, in which treasury bills, treasury bonds and treasury notes with a market value of $102,009,823 have been received as collateral and held with BNY Mellon as tri-party agent.	49,950,000
120,000,000	Wells Fargo Securities LLC, 0.57%, dated 6/1/2020, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,171,000 on 10/5/2021, in which convertible bonds with a market value of $122,450,419 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
150,000,000	Wells Fargo Securities LLC, 0.59%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,221,250 on 10/18/2021, in which convertible bonds with a market value of $153,032,652 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $2,853,827,000)	2,853,827,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENT— 7.0%
	Finance - Banking— 7.0%
$1,072,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 7/30/2021 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,013,750 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/1/2051 and the market value of those underlying securities was $3,060,014,025. (IDENTIFIED COST $1,072,000,000)	$1,072,000,000
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $15,364,892,768)[3]	15,366,021,707
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(30,451,658)
	TOTAL NET ASSETS—100%	$15,335,570,049

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

As of July 31, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
PLC	—Public Limited Company
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Financial Highlights–Federated Hermes Institutional Prime Obligations Fund–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0007	$1.0004	$1.0003	$1.0003	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0008	0.0136	0.0239	0.0156	0.0063
Net realized and unrealized gain (loss)	(0.0002)	0.0003	0.0001	0.0000[1]	0.0011
Total From Investment Operations	0.0006	0.0139	0.0240	0.0156	0.0074
Less Distributions:
Distributions from net investment income	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0063)
Distributions from net realized gain	—	—	—	—	(0.0008)
Total Distributions	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0071)
Net Asset Value, End of Period	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003
Total Return[2]	0.05%	1.39%	2.43%	1.57%	0.66%
Ratios to Average Net Assets:
Net expenses[3]	0.15%	0.15%	0.15%	0.17%	0.20%
Net investment income	0.08%	1.37%	2.41%	1.62%	0.40%
Expense waiver/reimbursement[4]	0.13%	0.13%	0.13%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,298,656	$23,611,390	$21,146,776	$10,941,508	$787,309

1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Financial Highlights–Federated Hermes Institutional Prime Obligations Fund–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0007	$1.0004	$1.0002	$1.0003	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0001	0.0112	0.0218	0.0134	0.0040
Net realized and unrealized gain (loss)	(0.0002)	0.0003	0.0002	0.0000[1]	0.0012
Total From Investment Operations	(0.0001)	0.0115	0.0220	0.0134	0.0052
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0112)	(0.0218)	(0.0135)	(0.0040)
Distributions from net realized gain	—	—	—	—	(0.0009)
Total Distributions	(0.0001)	(0.0112)	(0.0218)	(0.0135)	(0.0049)
Net Asset Value, End of Period	$1.0005	$1.0007	$1.0004	$1.0002	$1.0003
Total Return[2]	(0.01)%	1.15%	2.22%	1.35%	0.43%
Ratios to Average Net Assets:
Net expenses[3]	0.24%	0.40%	0.37%	0.39%	0.45%
Net investment income	0.01%	1.22%	2.21%	1.33%	0.13%
Expense waiver/reimbursement[4]	0.28%	0.13%	0.13%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,413	$83,818	$93,979	$47,817	$37,873

1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Financial Highlights–Federated Hermes Institutional Prime Obligations Fund–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0008	$1.0004	$1.0002	$1.0002	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0006	0.0131	0.0234	0.0151	0.0058
Net realized and unrealized gain (loss)	(0.0005)	0.0004	0.0002	0.0000[1]	0.0010
Total From Investment Operations	0.0001	0.0135	0.0236	0.0151	0.0068
Less Distributions:
Distributions from net investment income	(0.0004)	(0.0131)	(0.0234)	(0.0151)	(0.0058)
Distributions from net realized gain	—	—	—	—	(0.0008)
Total Distributions	(0.0004)	(0.0131)	(0.0234)	(0.0151)	(0.0066)
Net Asset Value, End of Period	$1.0005	$1.0008	$1.0004	$1.0002	$1.0002
Total Return[2]	0.01%	1.35%	2.39%	1.52%	0.60%
Ratios to Average Net Assets:
Net expenses[3]	0.20%	0.20%	0.20%	0.23%	0.25%
Net investment income	0.05%	1.19%	2.31%	1.52%	0.34%
Expense waiver/reimbursement[4]	0.13%	0.13%	0.13%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,501	$23,527	$14,374	$25,206	$14,549

1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Statement of Assets and Liabilities–Federated Hermes
Institutional Prime Obligations Fund
July 31, 2021

Assets:
Investment in repurchase agreements and other repurchase agreements	$3,925,827,000
Investment in securities	11,440,194,707
Investment in securities, at value (identified cost $15,364,892,768)	15,366,021,707
Cash	67,453
Income receivable	3,171,241
Receivable for shares sold	300
Total Assets	15,369,260,701
Liabilities:
Payable for investments purchased	32,979,556
Income distribution payable	246,428
Payable to adviser (Note 5)	58,191
Payable for administrative fee (Note 5)	65,628
Accrued expenses (Note 5)	340,849
Total Liabilities	33,690,652
Net assets for 15,328,508,710 shares outstanding	$15,335,570,049
Net Assets Consist of:
Paid-in capital	$15,335,878,936
Total distributable earnings (loss)	(308,887)
Total Net Assets	$15,335,570,049
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$15,298,656,319 ÷ 15,291,612,839 shares outstanding, no par value, unlimited shares authorized	$1.0005
Service Shares:
$32,412,997 ÷ 32,397,419 shares outstanding, no par value, unlimited shares authorized	$1.0005
Capital Shares:
$4,500,733 ÷ 4,498,452 shares outstanding, no par value, unlimited shares authorized	$1.0005
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Statement of Operations–Federated Hermes
Institutional Prime Obligations Fund
Year Ended July 31, 2021

Investment Income:
Interest	$50,441,015
Expenses:
Investment adviser fee (Note 5)	42,764,031
Administrative fee (Note 5)	16,694,080
Custodian fees	676,745
Transfer agent fees	202,735
Directors’/Trustees’ fees (Note 5)	109,459
Auditing fees	23,855
Legal fees	11,904
Portfolio accounting fees	288,703
Other service fees (Notes 2 and 5)	120,259
Share registration costs	22,583
Printing and postage	27,962
Miscellaneous (Note 5)	126,333
TOTAL EXPENSES	61,068,649
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(27,827,648)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(71,650)
TOTAL WAIVERS AND REIMBURSEMENT	(27,899,298)
Net expenses	33,169,351
Net investment income	17,271,664
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	113,108
Net change in unrealized appreciation of investments	(6,131,457)
Net realized and unrealized gain (loss) on investments	(6,018,349)
Change in net assets resulting from operations	$11,253,315
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Statement of Changes in Net Assets–Federated Hermes
Institutional Prime Obligations Fund

Year Ended July 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,271,664	$321,390,201
Net realized gain (loss)	113,108	(1,568,343)
Net change in unrealized appreciation/depreciation	(6,131,457)	3,688,255
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,253,315	323,510,113
Distributions to Shareholders:
Institutional Shares	(17,245,644)	(319,807,042)
Service Shares	(4,862)	(1,400,428)
Capital Shares	(8,147)	(233,170)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,258,653)	(321,440,640)
Share Transactions:
Proceeds from sale of shares	36,831,815,005	63,468,243,391
Net asset value of shares issued to shareholders in payment of distributions declared	3,142,765	53,575,799
Cost of shares redeemed	(45,212,117,547)	(61,060,281,709)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,377,159,777)	2,461,537,481
Change in net assets	(8,383,165,115)	2,463,606,954
Net Assets:
Beginning of period	23,718,735,164	21,255,128,210
End of period	$15,335,570,049	$23,718,735,164
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Notes to Financial Statements–Federated Hermes Institutional Prime Obligations Fund
July 31, 2021
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid”
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $27,899,298 is disclosed in Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$111,765	$(2,933)	$(68,191)
Capital Shares	8,494	(300)	(226)
TOTAL	$120,259	$(3,233)	$(68,417)
For the year ended July 31, 2021, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	36,196,687,324	$36,215,427,054	62,747,078,555	$62,773,370,088
Shares issued to shareholders in payment of distributions declared	3,128,894	3,130,517	52,072,038	52,091,304
Shares redeemed	(44,503,031,101)	(44,525,308,528)	(60,342,756,540)	(60,362,871,020)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(8,303,214,883)	$(8,306,750,957)	2,456,394,053	$2,462,590,372
	Year Ended 7/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	320,686,975	$320,849,653	275,734,832	$275,819,555
Shares issued to shareholders in payment of distributions declared	4,099	4,101	1,251,498	1,251,881
Shares redeemed	(372,056,896)	(372,241,775)	(287,168,204)	(287,257,442)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(51,365,822)	$(51,388,021)	(10,181,874)	$(10,186,006)
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

	Year Ended 7/31/2021		Year Ended 7/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	295,358,986	$295,538,298	418,856,851	$419,053,748
Shares issued to shareholders in payment of distributions declared	8,141	8,147	232,523	232,614
Shares redeemed	(314,377,023)	(314,567,244)	(409,949,325)	(410,153,247)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,009,896)	$(19,020,799)	9,140,049	$9,133,115
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(8,373,590,601)	$(8,377,159,777)	2,455,352,228	$2,461,537,481
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$17,258,653	$321,440,640
As of July 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$17,409
Net unrealized appreciation	$1,128,939
Capital loss carryforwards and deferrals	$(1,455,235)
At July 31, 2021, the cost of investments for federal tax purposes was $15,364,892,768. The net unrealized appreciation of investments for federal tax purposes was $1,128,939. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,164,129 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,190.
As of July 31, 2021, the Fund had a capital loss carryforward of $1,455,235 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,455,235	$—	$1,455,235
The Fund used capital loss carryforwards of $113,108 to offset capital gains realized during the year ended July 31, 2021.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, the Adviser voluntarily waived $27,827,648 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2021, FSSC reimbursed $3,233 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Interfund Transactions
During the year ended July 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $73,950,000 and $6,550,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2021, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2021, the Fund had no outstanding loans. During the year ended July 31, 2021, the Fund did not utilize the LOC.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2021, there were no outstanding loans. During the year ended July 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2021, 78.61% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Federated Hermes Money Market Obligations Trust and Shareholders of Federated Hermes INSTITUTIONAL Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust, as of July 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2021
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Shareholder Expense Example (unaudited)–Federated Hermes Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 to July 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2021	Ending Account Value 7/31/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.20	$[2]0.74
Service Shares	$1,000	$1,000.00	$[3]0.94
Capital Shares	$1,000	$1,000.00	$[4]0.94
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.05	$[2]0.75
Service Shares	$1,000	$1,023.85	$[3]0.95
Capital Shares	$1,000	$1,023.85	$[4]0.95

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.19%
Capital Shares	0.19%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.24 and $1.25, respectively.

Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since November 1996. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Annual Shareholder Report

matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
Annual Shareholder Report

with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
Annual Shareholder Report

The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
Annual Shareholder Report

performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
Annual Shareholder Report

the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the May Meetings that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Annual Shareholder Report

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Annual Shareholder Report

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Prime Value Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450527 (9/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2021

Share Class | Ticker	Institutional | PVOXX

Federated Hermes Institutional Prime Value Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2020 through July 31, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At July 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Commercial Paper	37.6%
Bank Instruments	28.2%
Other Repurchase Agreements and Repurchase Agreements	25.9%
Variable Rate Instruments	8.1%
U.S. Treasury	0.3%
Municipal Bonds	0.1%
Other Assets and Liabilities—Net[3]	(0.2)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.
Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2021
Shares or Principal Amount		Value
	INVESTMENT COMPANY— 99.6%
12,785,754,669	Federated Hermes Institutional Prime Obligations Fund, Institutional Shares, 0.02%[1] (IDENTIFIED COST $12,794,174,146)	$12,792,147,546
	OTHER REPURCHASE AGREEMENTS— 0.4%
	Finance - Banking— 0.4%
$ 49,000,000	BMO Capital Markets Corp., 0.18%, dated 7/30/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,500 on 8/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium term notes with a market value of $102,567,276 have been received as collateral and held with BNY Mellon as tri-party agent. (IDENTIFIED COST $49,000,000)	49,000,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $12,843,174,146)[2]	12,841,147,546
	OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	2,301,685
	TOTAL NET ASSETS—100%	$12,843,449,231
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2021, were as follows:
Federated Hermes Institutional Prime Obligations Fund, Institutional Shares
Value as of 7/31/2020	$17,506,103,892
Purchases at Cost	$13,353,654,525
Proceeds from Sales	$(18,063,697,099)
Change in Unrealized Appreciation/Depreciation	$(6,530,073)
Net Realized Gain/(Loss)	$2,616,301
Value as of 7/31/2021	$12,792,147,546
Shares Held as of 7/31/2021	12,785,754,669
Dividend Income	$12,640,778
The Fund invests in Federated Hermes Institutional Prime Obligations Fund (POF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain
Annual Shareholder Report
2

distributions of POF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At July 31, 2021, POF represents 99.6% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund’s financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$12,792,147,546	$—	$—	$12,792,147,546
Repurchase Agreement	—	49,000,000	—	49,000,000
TOTAL SECURITIES	$12,792,147,546	$49,000,000	$—	$12,841,147,546
See Notes which are an integral part of the Financial Statements
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3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0006	$1.0003	$1.0002	$1.0002	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0008	0.0136	0.0239	0.0156	0.0075
Net realized and unrealized gain (loss)	(0.0002)	0.0003	0.0001	(0.0000)[1]	0.0002
Total From Investment Operations	0.0006	0.0139	0.0240	0.0156	0.0077
Less Distributions:
Distributions from net investment income	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0075)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0075)
Net Asset Value, End of Period	$1.0004	$1.0006	$1.0003	$1.0002	$1.0002
Total Return[2]	0.06%	1.39%	2.43%	1.57%	0.78%
Ratios to Average Net Assets:
Net expenses[3]	—%	0.00%[4]	—%	0.00%[4]	0.20%
Net investment income	0.08%	1.36%	2.41%	1.59%	0.77%
Expense waiver/reimbursement[5]	0.29%	0.29%	0.29%	0.29%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,120,572	$15,937,441	$13,599,422	$6,992,551	$4,454,446

1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Represents less than 0.01%.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares and Capital Shares are presented separately.
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Statement of Assets and Liabilities
July 31, 2021

Assets:
Investment in securities, at value including $12,792,147,546 of investments in an affiliated holding* (identified cost $12,843,174,146)	$12,841,147,546
Cash	610,928
Income receivable	490
Receivable for shares sold	9,397,367
Total Assets	12,851,156,331
Liabilities:
Payable for shares redeemed	7,162,866
Income distribution payable	163,006
Payable for investment adviser fee (Note 5)	48,674
Payable for administrative fee (Note 5)	54,953
Accrued expenses (Note 5)	277,601
Total Liabilities	7,707,100
Net assets for 12,838,887,349 shares outstanding	$12,843,449,231
Net Assets Consist of:
Paid-in capital	$12,844,338,422
Total distributable earnings (loss)	(889,191)
Total Net Assets	$12,843,449,231
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$12,120,572,450 ÷ 12,116,258,568 shares outstanding, no par value, unlimited shares authorized	$1.0004
Service Shares:
$701,955,222 ÷ 701,714,032 shares outstanding, no par value, unlimited shares authorized	$1.0003
Capital Shares:
$20,921,559 ÷ 20,914,749 shares outstanding, no par value, unlimited shares authorized	$1.0003

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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5

Statement of Operations
Year Ended July 31, 2021

Investment Income:
Dividends received from an affiliated holding*	$12,640,778
Interest	115,043
TOTAL INCOME	12,755,821
Expenses:
Investment adviser fee (Note 5)	31,709,049
Administrative fee (Note 5)	12,377,380
Custodian fees	446,396
Transfer agent fees	173,921
Directors’/Trustees’ fees (Note 5)	81,125
Auditing fees	23,856
Legal fees	11,906
Portfolio accounting fees	219,300
Other service fees (Notes 2 and 5)	2,698,721
Share registration costs	156,118
Printing and postage	74,383
Miscellaneous (Note 5)	124,789
TOTAL EXPENSES	48,096,944
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(31,709,049)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(15,540,665)
TOTAL WAIVERS AND REIMBURSEMENTS	(47,249,714)
Net expenses	847,230
Net investment income	11,908,591
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments in an affiliated holding*	2,616,301
Net change in unrealized appreciation of investments in an affiliated holding*	(6,530,073)
Net realized and unrealized gain (loss) on investments	(3,913,772)
Change in net assets resulting from operations	$7,994,819

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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6

Statement of Changes in Net Assets

Year Ended July 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,908,591	$218,126,639
Net realized gain (loss)	2,616,301	(127,117)
Net change in unrealized appreciation/depreciation	(6,530,073)	2,599,630
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,994,819	220,599,152
Distributions to Shareholders:
Institutional Shares	(13,019,895)	(200,644,148)
Service Shares	(193,751)	(17,315,051)
Capital Shares	(6,051)	(265,606)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,219,697)	(218,224,805)
Share Transactions:
Proceeds from sale of shares	49,680,032,925	60,672,429,597
Net asset value of shares issued to shareholders in payment of distributions declared	4,229,653	80,647,515
Cost of shares redeemed	(54,479,989,537)	(57,782,476,083)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,795,726,959)	2,970,601,029
Change in net assets	(4,800,951,837)	2,972,975,376
Net Assets:
Beginning of period	17,644,401,068	14,671,425,692
End of period	$12,843,449,231	$17,644,401,068
See Notes which are an integral part of the Financial Statements
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7

Notes to Financial Statements
July 31, 2021
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium),
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8

unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $47,249,714 is disclosed in various locations in Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,675,918	$(5,468)	$(1,836,123)
Capital Shares	22,803	(72)	(9,839)
TOTAL	$2,698,721	$(5,540)	$(1,845,962)
For the year ended July 31, 2021, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	48,981,048,371	$48,998,521,164	56,448,762,017	$56,465,904,443
Shares issued to shareholders in payment of distributions declared	4,030,582	4,032,084	63,133,165	63,148,887
Shares redeemed	(52,796,548,875)	(52,814,602,302)	(54,179,307,394)	(54,193,037,585)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,811,469,922)	$(3,812,049,054)	2,332,587,788	$2,336,015,745
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	Year Ended 7/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	664,745,362	$664,998,659	4,188,939,910	$4,189,946,990
Shares issued to shareholders in payment of distributions declared	192,418	192,481	17,229,215	17,233,068
Shares redeemed	(1,650,094,556)	(1,650,722,974)	(3,574,412,272)	(3,575,099,581)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(985,156,776)	$(985,531,834)	631,756,853	$632,080,477
	Year Ended 7/31/2021		Year Ended 7/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	16,507,178	$16,513,102	16,573,453	$16,578,164
Shares issued to shareholders in payment of distributions declared	5,086	5,088	265,498	265,560
Shares redeemed	(14,659,841)	(14,664,261)	(14,337,106)	(14,338,917)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,852,423	$1,853,929	2,501,845	$2,504,807
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,794,774,275)	$(4,795,726,959)	2,966,846,486	$2,970,601,029
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income[1]	$12,030,928	$218,173,184
Long-term capital gains	$1,188,769	$51,621

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(163,006)
Unrealized depreciation	$(2,026,600)
Undistributed long-term capital gains	$1,300,415
At July 31, 2021, the cost of investments for federal tax purposes was $12,843,174,146. The net unrealized depreciation of investments for federal tax purposes was $2,026,600. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $2,026,600.
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The Fund used capital loss carryforwards of $127,117 to offset capital gains realized during the year ended July 31, 2021.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee of the Underlying Fund’s average daily net assets. To avoid charging duplicative fees, the adviser has agreed to waive and/or reimburse its fee with respect to the net assets invested in the Underlying Fund. For the year ended July 31, 2021, the Adviser voluntarily waived and/or reimbursed all of its fee.
In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any portion of its fee and/or reimburse other operating expenses. For the year ended July 31, 2021, the Adviser voluntarily reimbursed $13,689,163 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2021, FSSC reimbursed $5,540 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the Underlying Fund paid by the
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Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2021, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2021, the Fund had no outstanding loans. During the year ended July 31, 2021, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2021, there were no outstanding loans. During the year ended July 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2021, the amount of long-term capital gains designated by the Fund was $1,188,769.
For the fiscal year ended July 31, 2021, 78.37% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Federated hermes Money Market Obligations Trust and Shareholders of Federated hermes Institutional Prime Value Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust, as of July 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2021
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 to July 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2021	Ending Account Value 7/31/2021	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.30	$[2]—
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.79	$[2]—

1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.

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Federated Hermes Institutional Prime Obligations Fund
Financial INFORMATION
Federated Hermes Institutional Prime Value Obligations Fund invests primarily in Federated Hermes Institutional Prime Obligations Fund. Therefore, the Federated Hermes Institutional Prime Obligations Fund’s financial information is included on pages 22 through 51.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
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Portfolio of Investments Summary Tables (unaudited)–Federated Hermes Institutional Prime Obligations Fund
At July 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	37.7%
Bank Instruments	28.3%
Other Repurchase Agreements and Repurchase Agreements	25.6%
Variable Rate Instruments	8.1%
U.S. Treasury Securities	0.3%
Municipal Bonds	0.2%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Federated Hermes Institutional Prime Obligations Fund
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At July 31, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	46.8%
8-30 Days	8.7%
31-90 Days	27.6%
91-180 Days	9.4%
181 Days or more	7.7%
Other Assets and Liabilities—Net[3]	(0.2)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 27.1% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Federated Hermes Institutional Prime Obligations Fund
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Portfolio of Investments–Federated Hermes Institutional Prime Obligations Fund
July 31, 2021
Principal Amount			Value
	[1]	COMMERCIAL PAPER— 37.7%
		Aerospace/Auto— 0.8%
$ 130,000,000		Toyota Finance Australia Ltd., (Toyota Motor Corp. SA), 0.200%, 8/10/2021	$129,993,500
		Finance - Banking— 13.3%
92,913,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 0.130% - 0.160%, 8/20/2021 - 9/23/2021	92,900,038
50,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 0.160%, 11/30/2021	50,000,000
195,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.110% - 0.241%, 10/27/2021 - 5/6/2022	194,906,224
200,000,000		BPCE SA, 0.140%, 8/3/2021	199,998,444
222,000,000		DNB Bank ASA, 0.070% - 0.080%, 8/2/2021 - 8/30/2021	221,987,069
100,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.110%, 10/8/2021	99,978,028
50,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.150%, 1/20/2022	49,966,650
200,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 0.110%, 10/25/2021	199,942,000
50,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.080%, 9/14/2021	49,995,111
114,800,000		Nationwide Building Society, 0.100%, 8/9/2021 - 8/10/2021	114,797,382
70,000,000		Royal Bank of Canada, 0.210% - 0.241%, 4/14/2022 - 7/7/2022	69,872,418
75,000,000		Sumitomo Mitsui Banking Corp., 0.120%, 10/25/2021	74,983,688
50,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.120%, 11/2/2021	49,987,466
440,000,000		Toronto Dominion Bank, 0.200% - 0.251%, 4/20/2022 - 7/7/2022	439,426,579
130,000,000		Westpac Banking Corp. Ltd., Sydney, 0.231% - 0.241%, 3/11/2022 - 3/24/2022	129,888,636
		TOTAL	2,038,629,733
		Finance - Commercial— 3.7%
150,696,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 0.110%, 8/30/2021	150,682,647
140,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.130%, 12/15/2021	140,000,000
100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.150%, 1/12/2022	100,000,000
100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.150%, 1/24/2022	100,000,000
75,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.200%, 10/18/2021	75,000,000
		TOTAL	565,682,647
		Finance - Retail— 5.5%
35,000,000		Barton Capital S.A., 0.100%, 8/25/2021 - 8/27/2021	34,997,611
Federated Hermes Institutional Prime Obligations Fund
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24

Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Finance - Retail— continued
$ 160,000,000		Chariot Funding LLC, 0.080%, 9/7/2021 - 9/8/2021	$159,986,712
27,895,000		Fairway Finance Co. LLC, 0.180%, 11/16/2021	27,884,020
25,000,000		Old Line Funding, LLC, 0.100%, 2/3/2022	24,979,556
92,950,000		Old Line Funding, LLC, 0.180%, 10/15/2021	92,928,926
100,000,000		Old Line Funding, LLC, 0.180%, 11/5/2021	99,969,239
350,000,000		Sheffield Receivables Company LLC, 0.080% - 0.120%, 8/17/2021 - 10/22/2021	349,933,319
45,000,000		Starbird Funding Corp., 0.110%, 10/22/2021	44,987,610
		TOTAL	835,666,993
		Finance - Securities— 11.4%
40,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.150%, 1/4/2022	40,012,634
85,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.200%, 10/15/2021	85,033,449
88,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.200%, 10/27/2021	88,039,156
500,000,000		Anglesea Funding LLC, 0.070% - 0.140%, 8/2/2021 - 11/15/2021	499,915,096
125,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 0.080%, 8/2/2021	124,999,722
211,000,000		Collateralized Commercial Paper FLEX Co., LLC, 0.160% - 0.200%, 8/3/2021 - 1/19/2022	210,891,560
290,000,000		Collateralized Commercial Paper V Co. LLC, 0.080% - 0.220%, 8/2/2021 - 1/5/2022	289,910,587
48,500,000		Longship Funding LLC, (Nordea Bank Abp COL), 0.080%, 9/17/2021	48,494,935
365,000,000		Ridgefield Funding Company, LLC Series A, 0.120%, 10/18/2021 - 11/1/2021	364,922,264
		TOTAL	1,752,219,403
		Insurance— 0.4%
59,700,000		UnitedHealth Group, Inc., 0.110%, 8/18/2021	59,696,899
		Oil & Oil Finance— 0.4%
50,000,000		Exxon Mobil Corp., 0.180%, 9/7/2021	49,990,750
15,000,000		Total Capital Canada Ltd., 0.120%, 8/18/2021	14,999,150
		TOTAL	64,989,900
		Sovereign— 2.2%
12,000,000		BNG Bank N.V., 0.070%, 8/4/2021	11,999,930
125,000,000		Erste Abwicklungsanstalt, 0.080%, 9/2/2021	124,991,111
50,000,000		FMS Wertmanagement AoR, 0.110%, 11/1/2021	49,986,553
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
25

Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Sovereign— continued
$ 150,000,000		Nederlandse Waterschapsbank NV, 0.110%, 10/29/2021	$149,957,913
		TOTAL	336,935,507
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $5,783,326,002)	5,783,814,582
		CERTIFICATES OF DEPOSIT— 19.3%
		Finance - Banking— 19.3%
436,200,000		Bank of Montreal, 0.180% - 0.240%, 9/3/2021 - 7/26/2022	436,334,138
115,000,000		Bank of Nova Scotia, Toronto, 0.250% - 0.290%, 10/7/2021 - 12/10/2021	115,042,486
650,000,000		Canadian Imperial Bank of Commerce, 0.180% - 0.270%, 9/1/2021 - 1/4/2022	650,171,693
50,000,000		Credit Agricole Corporate and Investment Bank, 0.080%, 8/4/2021	50,000,000
100,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.110%, 10/8/2021	100,003,304
400,000,000		Mizuho Bank Ltd., 0.100% - 0.150%, 8/6/2021 - 9/2/2021	400,000,000
50,000,000		Royal Bank of Canada, 0.210%, 3/9/2022	50,020,295
200,000,000		Sumitomo Mitsui Banking Corp., 0.110%, 10/15/2021	200,004,274
696,800,000		Sumitomo Mitsui Trust Bank Ltd., 0.080% - 0.150%, 8/11/2021 - 10/22/2021	696,802,144
265,000,000		Toronto Dominion Bank, 0.240% - 0.260%, 10/4/2021 - 4/1/2022	265,096,694
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,962,999,812)	2,963,475,028
		TIME DEPOSITS— 9.0%
		Finance - Banking— 9.0%
780,000,000		ABN Amro Bank NV, 0.080% - 0.090%, 8/2/2021	780,000,000
500,000,000		Australia & New Zealand Banking Group, Melbourne, 0.080%, 8/2/2021	500,000,000
100,000,000		Mizuho Bank Ltd., 0.080%, 8/2/2021	100,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,380,000,000)	1,380,000,000
	[2]	NOTES - VARIABLE— 8.1%
		Finance - Banking— 6.2%
100,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.300% (Effective Fed Funds +0.200%), 8/3/2021	100,024,809
28,500,000		Calhoun County, TX Navigation District Environmental Facilities (Formosa Plastic Corp.), (Series 2006) Weekly VRDNs, (Bank of America N.A. LOC), 0.070%, 8/5/2021	28,500,000
50,000,000		Canadian Imperial Bank of Commerce, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	50,026,437
4,860,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.140%, 8/5/2021	4,860,000
31,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-2) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.030%, 8/4/2021	31,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
26

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.090%, 8/4/2021	$16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.120%, 8/5/2021	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.120%, 8/5/2021	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.090%, 8/5/2021	7,595,000
13,405,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.090%, 8/5/2021	13,405,000
14,500,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.030%, 8/4/2021	14,500,000
16,505,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.090%, 8/4/2021	16,505,000
78,550,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9038) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.120%, 8/5/2021	78,550,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 0.120%, 8/5/2021	9,000,000
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 0.190%, 8/5/2021	34,000,000
3,775,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.190%, 8/5/2021	3,775,000
175,000,000		Royal Bank of Canada, New York Branch, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	175,045,618
125,000,000		Royal Bank of Canada, New York Branch, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	125,043,071
25,000,000		Royal Bank of Canada, New York Branch, 0.310% (Effective Fed Funds +0.210%), 8/2/2021	25,000,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 0.090%, 8/5/2021	18,965,000
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 0.120%, 8/5/2021	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 0.120%, 8/5/2021	20,000,000
46,892,880		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.410%, 8/2/2021	46,892,880
30,000,000		Toronto Dominion Bank, 0.250% (Secured Overnight Financing Rate +0.200%), 8/2/2021	30,014,877
68,300,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.080%, 8/5/2021	68,300,000
4,300,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.090%, 8/4/2021	4,300,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
27

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 6,485,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.120%, 8/5/2021	$6,485,000
		TOTAL	953,487,692
		Government Agency— 1.9%
3,285,000		1320 W Jefferson LLC, (FHLB of San Francisco LOC), 0.130%, 8/4/2021	3,285,000
31,950,000		Archer 1 LLC, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	31,950,000
9,015,000		Austen Children’s Gift Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	9,015,000
6,830,000		Baker Life Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	6,830,000
13,850,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.130%, 8/5/2021	13,850,000
5,705,000		Catania Family Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	5,705,000
5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 0.120%, 8/5/2021	5,445,000
5,565,000		Herman & Kittle Capital, LLC, Canterbury House Apartments- Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 0.120%, 8/5/2021	5,565,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	16,000,000
4,270,000		Jim Brooks Irrevocable Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	3,655,000
6,380,000		MHF DKF Insurance Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (FHLB of Dallas LOC), 0.120%, 8/5/2021	22,610,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	19,640,000
9,080,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.130%, 8/5/2021	9,080,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	5,010,000
6,980,000		RK Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	6,980,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	6,255,000
Federated Hermes Institutional Prime Obligations Fund
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Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 6,610,000		The CLC Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	$6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	5,120,000
22,830,000		The Gregory P. Berry Trust, (FHLB of Des Moines LOC), 0.120%, 8/5/2021	22,830,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 0.120%, 8/5/2021	5,975,000
		TOTAL	288,400,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $1,241,732,880)	1,241,887,692
		U.S. TREASURY— 0.3%
		U.S. Treasury Notes— 0.3%
50,000,000		United States Treasury Floating Rate Notes, 0.084% (91-day T-Bill +0.034%), 8/3/2021 (IDENTIFIED COST $50,007,074)	50,005,817
		MUNICIPAL BONDS— 0.2%
		Finance - Banking— 0.2%
6,000,000		California School Finance Authority, (Series 2021 A-1) TRANs, (Citibank N.A., New York LOC), 0.260%, 12/30/2021	6,003,311
15,000,000		California School Finance Authority, (Series 2021 B-1) TRANs, (Citibank N.A., New York LOC), 0.260%, 12/30/2021	15,008,277
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $21,000,000)	21,011,588
		OTHER REPURCHASE AGREEMENTS— 18.6%
		Finance - Banking— 18.6%
50,000,000		BMO Capital Markets Corp., 0.20%, dated 7/30/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,002,500 on 8/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $153,198,037 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
100,000,000		BMO Capital Markets Corp., 0.25%, dated 2/8/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,259,904 on 1/10/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $204,307,157 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
29

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 26,000,000	BMO Capital Markets Corp., 0.18%, dated 7/30/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,500 on 8/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $102,567,276 have been received as collateral and held with BNY Mellon as tri-party agent.	$26,000,000
15,000,000	BNP Paribas SA, 0.18%, dated 7/30/2021, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,000,750 on 8/2/2021, in which asset-backed securities and sovereign debt with a market value of $51,000,765 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
160,000,000	BofA Securities, Inc., 0.12%, dated 7/30/2021, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,001,600 on 8/2/2021, in which corporate bonds and medium-term notes with a market value of $163,202,328 have been received as collateral and held with BNY Mellon as tri-party agent.	160,000,000
163,000,000	BofA Securities, Inc., 0.14%, dated 7/30/2021, interest in a $213,000,000 collateralized loan agreement will repurchase securities provided as collateral for $213,002,485 on 8/2/2021, in which corporate bonds and medium-term notes with a market value of $217,263,379 have been received as collateral and held with BNY Mellon as tri-party agent.	163,000,000
250,000,000	BofA Securities, Inc., 0.70%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,437,500 on 11/1/2021, in which American depositary receipts and convertible bonds with a market value of $255,158,533 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
100,000,000	BofA Securities, Inc., 0.70%, dated 9/4/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,175,000 on 11/1/2021, in which convertible bonds with a market value of $102,064,347 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
80,000,000	Credit Agricole S.A., 0.22%, dated 7/29/2021, interest in a $170,000,000 collateralized loan agreement will repurchase securities provided as collateral for $170,006,233 on 8/5/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $173,403,197 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
250,000,000	Credit Agricole S.A., 0.15%, dated 7/29/2021, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,013,750 on 8/5/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $561,007,598 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
Federated Hermes Institutional Prime Obligations Fund
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30

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 50,000,000	Credit Suisse Securities (USA) LLC, 0.20%, dated 7/27/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,003,889 on 8/3/2021, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,003,400 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
34,700,000	ING Financial Markets LLC, 0.16%, dated 7/30/2021, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,001,000 on 8/2/2021, in which common stocks with a market value of $76,501,222 have been received as collateral and held with BNY Mellon as tri-party agent.	34,700,000
100,000,000	ING Financial Markets LLC, 0.16%, dated 7/30/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,333 on 8/2/2021, in which common stocks, corporate bonds and medium-term notes with a market value of $102,001,390 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
115,000,000	J.P. Morgan Securities LLC, 0.33%, dated 7/20/2021, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,071,042 on 8/20/2021, in which corporate bonds with market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	115,000,000
80,000,000	J.P. Morgan Securities LLC, 0.27%, dated 7/27/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,010,500 on 8/3/2021, in which corporate bonds and medium-term notes with market value of $204,000,017 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
75,000,000	Mizuho Securities USA, Inc., 0.28%, dated 7/30/2021, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,003,500 on 8/2/2021, in which common stocks with a market value of $153,003,589 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
304,177,000	MUFG Securities Americas, Inc., 0.23%, dated 7/30/2021, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,010,542 on 8/2/2021, in which American depositary receipts, asset-backed securities, commercial paper, common stocks, convertible bonds, corporate bonds, exchange traded funds, municipal bonds and unit investment trust with a market value of $561,010,753 have been received as collateral and held with BNY Mellon as tri-party agent.	304,177,000
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Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 150,000,000	Pershing LLC., 0.33%, dated 10/30/2020, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,019,250 on 8/10/2021, in which asset-backed securities, collateralized mortgage obligations, common stocks, convertible bonds, corporate bonds, exchange traded funds, medium-term notes and municipal bonds with a market value of $306,037,843 have been received as collateral and held with BNY Mellon as tri-party agent.	$150,000,000
125,000,000	Societe Generale, Paris, 0.14%, dated 7/30/2021, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,004,083 on 8/2/2021, in which asset-backed securities, collateralized mortgage obligations, medium-term notes and sovereign debt with a market value of $357,004,182 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
306,000,000	Societe Generale, Paris, 0.23%, dated 7/30/2021, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,012,458 on 8/2/2021, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,012,713 have been received as collateral and held with BNY Mellon as tri-party agent.	306,000,000
49,950,000	Standard Chartered Bank, 0.16%, dated 7/30/2021, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,001,333 on 8/2/2021, in which treasury bills, treasury bonds and treasury notes with a market value of $102,009,823 have been received as collateral and held with BNY Mellon as tri-party agent.	49,950,000
120,000,000	Wells Fargo Securities LLC, 0.57%, dated 6/1/2020, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,171,000 on 10/5/2021, in which convertible bonds with a market value of $122,450,419 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
150,000,000	Wells Fargo Securities LLC, 0.59%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,221,250 on 10/18/2021, in which convertible bonds with a market value of $153,032,652 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $2,853,827,000)	2,853,827,000
Federated Hermes Institutional Prime Obligations Fund
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32

Principal Amount		Value
	REPURCHASE AGREEMENT— 7.0%
	Finance - Banking— 7.0%
$1,072,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 7/30/2021 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,013,750 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/1/2051 and the market value of those underlying securities was $3,060,014,025. (IDENTIFIED COST $1,072,000,000)	$1,072,000,000
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $15,364,892,768)[3]	15,366,021,707
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(30,451,658)
	TOTAL NET ASSETS—100%	$15,335,570,049

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Federated Hermes Institutional Prime Obligations Fund
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As of July 31, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
PLC	—Public Limited Company
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
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34

Financial Highlights–Federated Hermes Institutional Prime Obligations Fund–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0007	$1.0004	$1.0003	$1.0003	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0008	0.0136	0.0239	0.0156	0.0063
Net realized and unrealized gain (loss)	(0.0002)	0.0003	0.0001	0.0000[1]	0.0011
Total From Investment Operations	0.0006	0.0139	0.0240	0.0156	0.0074
Less Distributions:
Distributions from net investment income	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0063)
Distributions from net realized gain	—	—	—	—	(0.0008)
Total Distributions	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0071)
Net Asset Value, End of Period	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003
Total Return[2]	0.05%	1.39%	2.43%	1.57%	0.66%
Ratios to Average Net Assets:
Net expenses[3]	0.15%	0.15%	0.15%	0.17%	0.20%
Net investment income	0.08%	1.37%	2.41%	1.62%	0.40%
Expense waiver/reimbursement[4]	0.13%	0.13%	0.13%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,298,656	$23,611,390	$21,146,776	$10,941,508	$787,309

1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares and Capital Shares are presented separately.
Federated Hermes Institutional Prime Obligations Fund
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35

Statement of Assets and Liabilities–Federated Hermes
Institutional Prime Obligations Fund
July 31, 2021

Assets:
Investment in repurchase agreements and other repurchase agreements	$3,925,827,000
Investment in securities	11,440,194,707
Investment in securities, at value (identified cost $15,364,892,768)	15,366,021,707
Cash	67,453
Income receivable	3,171,241
Receivable for shares sold	300
Total Assets	15,369,260,701
Liabilities:
Payable for investments purchased	32,979,556
Income distribution payable	246,428
Payable to adviser (Note 5)	58,191
Payable for administrative fee (Note 5)	65,628
Accrued expenses (Note 5)	340,849
Total Liabilities	33,690,652
Net assets for 15,328,508,710 shares outstanding	$15,335,570,049
Net Assets Consist of:
Paid-in capital	$15,335,878,936
Total distributable earnings (loss)	(308,887)
Total Net Assets	$15,335,570,049
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$15,298,656,319 ÷ 15,291,612,839 shares outstanding, no par value, unlimited shares authorized	$1.0005
Service Shares:
$32,412,997 ÷ 32,397,419 shares outstanding, no par value, unlimited shares authorized	$1.0005
Capital Shares:
$4,500,733 ÷ 4,498,452 shares outstanding, no par value, unlimited shares authorized	$1.0005
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
36

Statement of Operations–Federated Hermes
Institutional Prime Obligations Fund
Year Ended July 31, 2021

Investment Income:
Interest	$50,441,015
Expenses:
Investment adviser fee (Note 5)	42,764,031
Administrative fee (Note 5)	16,694,080
Custodian fees	676,745
Transfer agent fees	202,735
Directors’/Trustees’ fees (Note 5)	109,459
Auditing fees	23,855
Legal fees	11,904
Portfolio accounting fees	288,703
Other service fees (Notes 2 and 5)	120,259
Share registration costs	22,583
Printing and postage	27,962
Miscellaneous (Note 5)	126,333
TOTAL EXPENSES	61,068,649
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(27,827,648)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(71,650)
TOTAL WAIVERS AND REIMBURSEMENT	(27,899,298)
Net expenses	33,169,351
Net investment income	17,271,664
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	113,108
Net change in unrealized appreciation of investments	(6,131,457)
Net realized and unrealized gain (loss) on investments	(6,018,349)
Change in net assets resulting from operations	$11,253,315
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
37

Statement of Changes in Net Assets–Federated Hermes
Institutional Prime Obligations Fund

Year Ended July 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,271,664	$321,390,201
Net realized gain (loss)	113,108	(1,568,343)
Net change in unrealized appreciation/depreciation	(6,131,457)	3,688,255
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,253,315	323,510,113
Distributions to Shareholders:
Institutional Shares	(17,245,644)	(319,807,042)
Service Shares	(4,862)	(1,400,428)
Capital Shares	(8,147)	(233,170)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,258,653)	(321,440,640)
Share Transactions:
Proceeds from sale of shares	36,831,815,005	63,468,243,391
Net asset value of shares issued to shareholders in payment of distributions declared	3,142,765	53,575,799
Cost of shares redeemed	(45,212,117,547)	(61,060,281,709)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,377,159,777)	2,461,537,481
Change in net assets	(8,383,165,115)	2,463,606,954
Net Assets:
Beginning of period	23,718,735,164	21,255,128,210
End of period	$15,335,570,049	$23,718,735,164
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
38

Notes to Financial Statements–Federated Hermes Institutional Prime Obligations Fund
July 31, 2021
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
Federated Hermes Institutional Prime Obligations Fund
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39

■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid”
Federated Hermes Institutional Prime Obligations Fund
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40

evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily
Federated Hermes Institutional Prime Obligations Fund
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41

net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $27,899,298 is disclosed in Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$111,765	$(2,933)	$(68,191)
Capital Shares	8,494	(300)	(226)
TOTAL	$120,259	$(3,233)	$(68,417)
For the year ended July 31, 2021, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In
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some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	36,196,687,324	$36,215,427,054	62,747,078,555	$62,773,370,088
Shares issued to shareholders in payment of distributions declared	3,128,894	3,130,517	52,072,038	52,091,304
Shares redeemed	(44,503,031,101)	(44,525,308,528)	(60,342,756,540)	(60,362,871,020)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(8,303,214,883)	$(8,306,750,957)	2,456,394,053	$2,462,590,372
	Year Ended 7/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	320,686,975	$320,849,653	275,734,832	$275,819,555
Shares issued to shareholders in payment of distributions declared	4,099	4,101	1,251,498	1,251,881
Shares redeemed	(372,056,896)	(372,241,775)	(287,168,204)	(287,257,442)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(51,365,822)	$(51,388,021)	(10,181,874)	$(10,186,006)
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	Year Ended 7/31/2021		Year Ended 7/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	295,358,986	$295,538,298	418,856,851	$419,053,748
Shares issued to shareholders in payment of distributions declared	8,141	8,147	232,523	232,614
Shares redeemed	(314,377,023)	(314,567,244)	(409,949,325)	(410,153,247)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,009,896)	$(19,020,799)	9,140,049	$9,133,115
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(8,373,590,601)	$(8,377,159,777)	2,455,352,228	$2,461,537,481
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$17,258,653	$321,440,640
As of July 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$17,409
Net unrealized appreciation	$1,128,939
Capital loss carryforwards and deferrals	$(1,455,235)
At July 31, 2021, the cost of investments for federal tax purposes was $15,364,892,768. The net unrealized appreciation of investments for federal tax purposes was $1,128,939. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,164,129 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,190.
As of July 31, 2021, the Fund had a capital loss carryforward of $1,455,235 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,455,235	$—	$1,455,235
The Fund used capital loss carryforwards of $113,108 to offset capital gains realized during the year ended July 31, 2021.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, the Adviser voluntarily waived $27,827,648 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2021, FSSC reimbursed $3,233 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended July 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $73,950,000 and $6,550,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2021, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2021, the Fund had no outstanding loans. During the year ended July 31, 2021, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2021, there were no outstanding loans. During the year ended July 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2021, 78.61% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Federated Hermes Money Market Obligations Trust and Shareholders of Federated Hermes INSTITUTIONAL Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust, as of July 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2021
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Shareholder Expense Example (unaudited)–Federated Hermes Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 to July 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2021	Ending Account Value 7/31/2021	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.20	$[2]0.74
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.05	$[2]0.75

1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.

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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since November 1996. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the May Meetings that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Prime Value Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
Q454506 (9/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2021

Share Class | Ticker	Automated | TOAXX	Institutional | TOIXX	Service | TOSXX
	Capital | TOCXX	Trust | TOTXX

Federated Hermes Treasury Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2020 through July 31, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	44.7%
Repurchase Agreements	52.5%
Other Assets and Liabilities—Net[2]	2.8%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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At July 31, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	70.2%
8-30 Days	6.8%
31-90 Days	13.2%
91-180 Days	3.8%
181 Days or more	3.2%
Other Assets and Liabilities—Net[2]	2.8%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
July 31, 2021
Principal Amount			Value
		U.S. TREASURIES— 44.7%
$ 675,000,000	[1]	United States Treasury Bills, 0.010%, 8/19/2021	$674,996,625
550,000,000	[1]	United States Treasury Bills, 0.015%, 8/26/2021	549,994,271
525,000,000	[1]	United States Treasury Bills, 0.015%, 9/21/2021	524,988,844
722,000,000	[1]	United States Treasury Bills, 0.015% - 0.050%, 8/12/2021	721,995,086
510,000,000	[1]	United States Treasury Bills, 0.015% - 0.070%, 8/5/2021	509,997,469
600,000,000	[1]	United States Treasury Bills, 0.020%, 9/14/2021	599,985,333
500,000,000	[1]	United States Treasury Bills, 0.020%, 9/28/2021	499,983,888
545,000,000	[1]	United States Treasury Bills, 0.025%, 8/10/2021	544,996,595
550,000,000	[1]	United States Treasury Bills, 0.025%, 8/17/2021	549,993,889
500,000,000	[1]	United States Treasury Bills, 0.025%, 8/31/2021	499,989,583
300,000,000	[1]	United States Treasury Bills, 0.025%, 9/9/2021	299,991,876
275,000,000	[1]	United States Treasury Bills, 0.025%, 9/16/2021	274,991,216
500,000,000	[1]	United States Treasury Bills, 0.030%, 8/3/2021	499,999,167
550,000,000	[1]	United States Treasury Bills, 0.030%, 10/5/2021	549,970,207
80,000,000	[1]	United States Treasury Bills, 0.035%, 11/12/2021	79,991,989
314,000,000	[1]	United States Treasury Bills, 0.035% - 0.135%, 11/4/2021	313,950,152
474,000,000	[1]	United States Treasury Bills, 0.035% - 0.140%, 10/7/2021	473,950,560
875,000,000	[1]	United States Treasury Bills, 0.038% - 0.040%, 10/14/2021	874,929,218
750,000,000	[1]	United States Treasury Bills, 0.040%, 9/23/2021	749,955,834
1,000,000,000	[1]	United States Treasury Bills, 0.040%, 10/21/2021	999,910,001
200,000,000	[1]	United States Treasury Bills, 0.060%, 9/2/2021	199,989,333
375,000,000	[1]	United States Treasury Bills, 0.075%, 7/14/2022	374,728,907
400,000,000	[1]	United States Treasury Bills, 0.110%, 12/2/2021	399,849,667
110,000,000		United States Treasury Bonds, 8.000%, 11/15/2021	112,517,557
255,000,000	[2]	United States Treasury Floating Rate Notes, 0.080% (91-day T-Bill +0.029%), 8/3/2021	255,000,000
1,268,000,000	[2]	United States Treasury Floating Rate Notes, 0.084% (91-day T-Bill +0.034%), 8/3/2021	1,268,077,077
636,000,000	[2]	United States Treasury Floating Rate Notes, 0.099% (91-day T-Bill +0.049%), 8/3/2021	636,051,019
625,000,000	[2]	United States Treasury Floating Rate Notes, 0.105% (91-day T-Bill +0.055%), 8/3/2021	625,005,926
1,925,000,000	[2]	United States Treasury Floating Rate Notes, 0.105% (91-day T-Bill +0.055%), 8/3/2021	1,925,006,477
1,333,200,000	[2]	United States Treasury Floating Rate Notes, 0.164% (91-day T-Bill +0.114%), 8/3/2021	1,333,412,742
1,315,000,000	[2]	United States Treasury Floating Rate Notes, 0.204% (91-day T-Bill +0.154%), 8/3/2021	1,315,139,200
1,016,175,000	[2]	United States Treasury Floating Rate Notes, 0.350% (91-day T-Bill +0.300%), 8/3/2021	1,016,286,622
Annual Shareholder Report
3

Principal Amount		Value
	U.S. TREASURIES— continued
$ 325,000,000	United States Treasury Notes, 0.125%, 6/30/2022	$325,146,450
259,000,000	United States Treasury Notes, 1.250%, 10/31/2021	259,736,301
154,000,000	United States Treasury Notes, 1.500%, 11/30/2021	154,713,269
54,000,000	United States Treasury Notes, 1.750%, 4/30/2022	54,672,180
185,000,000	United States Treasury Notes, 1.750%, 5/15/2022	187,443,762
100,000,000	United States Treasury Notes, 1.750%, 6/15/2022	101,462,292
225,000,000	United States Treasury Notes, 1.875%, 1/31/2022	227,041,429
100,000,000	United States Treasury Notes, 1.875%, 5/31/2022	101,496,929
227,000,000	United States Treasury Notes, 1.875%, 7/31/2022	231,025,494
90,000,000	United States Treasury Notes, 2.000%, 12/31/2021	90,714,306
97,000,000	United States Treasury Notes, 2.500%, 1/15/2022	98,069,734
190,000,000	United States Treasury Notes, 2.625%, 12/15/2021	191,766,523
141,000,000	United States Treasury Notes, 2.750%, 8/15/2021	141,144,297
129,000,000	United States Treasury Notes, 2.750%, 9/15/2021	129,416,586
248,000,000	United States Treasury Notes, 2.875%, 11/15/2021	249,986,325
	TOTAL	22,799,462,207
	REPURCHASE AGREEMENTS— 52.5%
250,000,000	Repurchase agreement 0.06%, dated 7/16/2021 under which Bank of Montreal will repurchase securities provided as collateral for $250,011,840 on 8/16/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $255,006,676.	250,000,000
250,000,000	Repurchase agreement 0.06%, dated 7/30/2021 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,001,146 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2049 and the market value of those underlying securities was $255,001,262.	250,000,000
25,000,000	Repurchase agreement 0.05%, dated 7/30/2021 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $25,000,104 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with maturity on 6/30/2025 and the market value of those underlying securities was $25,500,111.	25,000,000
5,000,000	Repurchase agreement 0.05%, dated 7/30/2021 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,021 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with maturity on 10/12/2021 and the market value of those underlying securities was $5,100,095.	5,000,000
Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 275,000,000	Interest in $1,600,000,000 joint repurchase agreement 0.02%, dated 5/13/2021 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,600,080,889 on 8/12/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $1,632,073,444.	$275,000,000
393,000,000	Repurchase agreement 0.05%, dated 7/30/2021 under which BNP Paribas S.A. will repurchase securities provided as collateral for $393,001,638 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2051 and the market value of those underlying securities was $400,861,709.	393,000,000
50,000,000	Repurchase agreement 0.05%, dated 7/30/2021 under which BNP Paribas S.A. will repurchase securities provided as collateral for $50,000,208 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/18/2021 and the market value of those underlying securities was $51,000,273.	50,000,000
67,769,000	Repurchase agreement 0.00%, dated 7/30/2021 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $67,769,000 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with maturity on 10/31/2027 and the market value of those underlying securities was $69,124,463.	67,769,000
300,000,000	Repurchase agreement 0.05%, dated 7/30/2021 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $300,001,250 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2028 and the market value of those underlying securities was $306,001,301.	300,000,000
625,000,000	Repurchase agreement 0.05%, dated 7/30/2021 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $625,002,604 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2051 and the market value of those underlying securities was $637,502,677.	625,000,000
250,000,000	Repurchase agreement 0.06%, dated 7/30/2021 under which Citibank, N.A. will repurchase securities provided as collateral for $250,001,146 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $255,001,204.	250,000,000
Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 275,000,000	Repurchase agreement 0.06%, dated 7/30/2021 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $275,001,260 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2049 and the market value of those underlying securities was $280,501,290.	$275,000,000
1,100,000,000	Interest in $1,150,000,000 joint repurchase agreement 0.06%, dated 7/22/2021 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,150,063,250 on 8/24/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,173,021,519.	1,100,000,000
465,000,000	Interest in $500,000,000 joint repurchase agreement 0.07%, dated 1/7/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,006,319 on 8/10/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $510,003,026.	465,000,000
500,000,000	Repurchase agreement 0.06%, dated 7/30/2021 under which Credit Suisse, New York will repurchase securities provided as collateral for $500,002,292 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $510,002,345.	500,000,000
225,000,000	Repurchase agreement 0.06%, dated 7/30/2021 under which DNB Bank ASA will repurchase securities provided as collateral for $225,001,125 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $229,500,001.	225,000,000
15,000,000,000	Repurchase agreement 0.05%, dated 7/30/2021 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $15,000,062,500 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $15,000,062,588.	15,000,000,000
1,000,000,882	Repurchase agreement 0.06%, dated 7/30/2021 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,005,465 on 8/2/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $1,023,615,387.	1,000,000,882
Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 150,000,000	Repurchase agreement 0.06%, dated 7/30/2021 under which ING Financial Markets LLC will repurchase securities provided as collateral for $150,000,688 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2050 and the market value of those underlying securities was $153,000,787.	$150,000,000
450,003,787	Repurchase agreement 0.06%, dated 7/30/2021 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,006,037 on 8/2/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $459,164,996.	450,003,787
500,000,000	Repurchase agreement 0.06%, dated 7/30/2021 under which National Australia Bank Ltd., Melbourne will repurchase securities provided as collateral for $500,002,292 on 8/2/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 11/30/2025 and the market value of those underlying securities was $510,094,948.	500,000,000
1,000,000,000	Interest in $3,275,000,000 joint repurchase agreement 0.06%, dated 7/30/2021 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $3,275,015,010 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2051 and the market value of those underlying securities was $3,340,515,429.	1,000,000,000
500,000,000	Repurchase agreement 0.06%, dated 7/30/2021 under which Natwest Markets Securities, Inc. will repurchase securities provided as collateral for $500,002,292 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2031 and the market value of those underlying securities was $510,000,032.	500,000,000
604,681,375	Repurchase agreement 0.06%, dated 7/30/2021 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $604,684,398 on 8/2/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $616,829,693.	604,681,375
94,435,000	Repurchase agreement 0.06%, dated 7/30/2021 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $94,435,472 on 8/2/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $96,404,719.	94,435,000
Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 750,000,000	Repurchase agreement 0.06%, dated 7/30/2021 under which Standard Chartered Bank will repurchase securities provided as collateral for $750,003,438 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $765,003,556.	$750,000,000
1,340,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 7/30/2021 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,013,750 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $3,060,014,952.	1,340,000,000
29,066,250	Repurchase agreement 0.06%, dated 7/30/2021 under which United Of Omaha will repurchase securities provided as collateral for $29,066,395 on 8/2/2021. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $29,752,843.	29,066,250
350,000,000	Repurchase agreement 0.06%, dated 7/30/2021 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $350,001,604 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2051 and the market value of those underlying securities was $357,001,673.	350,000,000
	TOTAL REPURCHASE AGREEMENTS	26,823,956,294
	TOTAL INVESTMENT IN SECURITIES—97.2% (AT AMORTIZED COST)[3]	49,623,418,501
	OTHER ASSETS AND LIABILITIES - NET—2.8%[4]	1,413,200,091
	TOTAL NET ASSETS—100%	$51,036,618,592

1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Annual Shareholder Report
8

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2021, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.000[1]	0.008	0.019	0.010	0.002
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.008	0.019	0.010	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.008)	(0.019)	(0.010)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.008)	(0.019)	(0.010)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.84%	1.88%	1.03%	0.17%
Ratios to Average Net Assets:
Net expenses[3]	0.11%	0.43%	0.48%	0.42%	0.46%
Net investment income	0.01%	0.82%	1.87%	1.02%	0.16%
Expense waiver/reimbursement[4]	0.52%	0.18%	0.11%	0.10%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,390,301	$2,076,883	$2,138,942	$2,059,409	$1,435,990

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.000[1]	0.011	0.022	0.013	0.004
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.011	0.022	0.013	0.004
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.011)	(0.022)	(0.013)	(0.004)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.011)	(0.022)	(0.013)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.09%	2.18%	1.25%	0.44%
Ratios to Average Net Assets:
Net expenses[3]	0.11%	0.19%	0.18%	0.19%	0.20%
Net investment income	0.01%	0.99%	2.17%	1.24%	0.43%
Expense waiver/reimbursement[4]	0.17%	0.10%	0.11%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,668,867	$49,615,082	$33,350,766	$25,992,845	$24,203,284

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.000[1]	0.009	0.019	0.010	0.002
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.009	0.019	0.010	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.009)	(0.019)	(0.010)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.009)	(0.019)	(0.010)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.88%	1.93%	1.00%	0.21%
Ratios to Average Net Assets:
Net expenses[3]	0.12%	0.39%	0.43%	0.44%	0.43%
Net investment income	0.01%	0.84%	1.92%	0.96%	0.22%
Expense waiver/reimbursement[4]	0.41%	0.15%	0.11%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,363,707	$5,512,396	$4,672,058	$3,584,885	$5,208,323

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.000[1]	0.010	0.021	0.012	0.003
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.010	0.021	0.012	0.003
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.010)	(0.021)	(0.012)	(0.003)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.010)	(0.021)	(0.012)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.99%	2.08%	1.15%	0.34%
Ratios to Average Net Assets:
Net expenses[3]	0.11%	0.28%	0.28%	0.29%	0.30%
Net investment income	0.01%	0.90%	2.07%	1.12%	0.35%
Expense waiver/reimbursement[4]	0.27%	0.11%	0.11%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,859,069	$2,119,651	$1,250,599	$1,114,276	$1,857,588

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.000[1]	0.007	0.017	0.008	0.001
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	(0.000)[1]	(0.000)[1]
Total From Investment Operations	0.000[1]	0.007	0.017	0.008	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.007)	(0.017)	(0.008)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.007)	(0.017)	(0.008)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.72%	1.67%	0.75%	0.08%
Ratios to Average Net Assets:
Net expenses[3]	0.13%	0.54%	0.68%	0.69%	0.57%
Net investment income	0.01%	0.66%	1.67%	0.77%	0.09%
Expense waiver/reimbursement[4]	0.65%	0.25%	0.11%	0.10%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$754,675	$1,379,716	$860,830	$512,289	$909,570

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
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14

Statement of Assets and Liabilities
July 31, 2021

Assets:
Investment in repurchase agreements	$26,823,956,294
Investment in securities	22,799,462,207
Investment in securities, at amortized cost and fair value	49,623,418,501
Cash	755,169,023
Income receivable	21,735,860
Receivable for investments sold	1,101,000,000
Total Assets	51,501,323,384
Liabilities:
Payable for investments purchased	255,001,119
Payable for shares redeemed	208,636,425
Income distribution payable	142,585
Payable for investment adviser fee (Note 5)	108,293
Payable for administrative fee (Note 5)	219,301
Payable for distribution services fee (Note 5)	155
Accrued expenses (Note 5)	596,914
Total Liabilities	464,704,792
Net assets for 51,036,324,826 shares outstanding	$51,036,618,592
Net Assets Consist of:
Paid-in capital	$51,036,517,829
Total distributable earnings (loss)	100,763
Total Net Assets	$51,036,618,592
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$2,390,301,176 ÷ 2,390,287,478 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$40,668,866,844 ÷ 40,668,632,503 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$5,363,706,802 ÷ 5,363,676,048 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$1,859,068,507 ÷ 1,859,057,858 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$754,675,263 ÷ 754,670,939 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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15

Statement of Operations
Year Ended July 31, 2021

Investment Income:
Interest	$64,431,516
Expenses:
Investment adviser fee (Note 5)	103,301,472
Administrative fee (Note 5)	40,327,442
Custodian fees	1,472,183
Transfer agent fees (Note 2)	2,480,912
Directors’/Trustees’ fees (Note 5)	263,124
Auditing fees	23,855
Legal fees	13,403
Portfolio accounting fees	264,623
Distribution services fee (Note 5)	2,317,212
Other service fees (Note 5)	22,973,703
Share registration costs	369,441
Printing and postage	186,330
Miscellaneous (Note 5)	267,325
TOTAL EXPENSES	174,261,025
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(84,163,555)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(32,720,656)
TOTAL WAIVERS AND REIMBURSEMENTS	(116,884,211)
Net expenses	57,376,814
Net investment income	7,054,702
Net realized gain on investments	73,708
Change in net assets resulting from operations	$7,128,410
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

Year Ended July 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,054,702	$455,800,250
Net realized gain (loss)	73,708	(305)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,128,410	455,799,945
Distributions to Shareholders:
Automated Shares	(209,741)	(15,935,062)
Institutional Shares	(6,197,196)	(371,823,448)
Service Shares	(484,814)	(46,290,313)
Capital Shares	(166,570)	(13,540,706)
Trust Shares	(87,784)	(8,098,718)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,146,105)	(455,688,247)
Share Transactions:
Proceeds from sale of shares	502,424,154,556	359,154,323,444
Proceeds from shares issued in connection with the tax- free transfer of assets from PNC Treasury Plus Money Market Fund	—	310,115,826
Net asset value of shares issued to shareholders in payment of distributions declared	2,662,531	178,774,648
Cost of shares redeemed	(512,093,908,564)	(341,212,791,234)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,667,091,477)	18,430,422,684
Change in net assets	(9,667,109,172)	18,430,534,382
Net Assets:
Beginning of period	60,703,727,764	42,273,193,382
End of period	$51,036,618,592	$60,703,727,764
See Notes which are an integral part of the Financial Statements
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17

Notes to Financial Statements
July 31, 2021
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
On November 19, 2019, the Fund acquired all of the net assets of PNC Treasury Plus Money Market Fund (the “Acquired Fund”), an open-ended investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders on November 5, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund’s Class I Shares exchanged, a shareholder received 1.000 shares of the Fund’s Institutional Shares.
For every one share of the Acquired Fund’s Advisor Shares exchanged, a shareholder received 1.000 shares of the Fund’s Capital Shares.
For every one share of the Acquired Fund’s Service Shares exchanged, a shareholder received 1.000 shares of the Fund’s Service Shares.
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The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
310,115,826	$310,115,826	$45,100,232,014	$45,410,347,840
Assuming the acquisition had been completed on August 1, 2019, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended July 31, 2020, were as follows:
Net investment income	$457,858,254
Net realized and unrealized gain on investments	6,394
Net increase in net assets resulting from operations	$457,864,648
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund’s Statement of Changes in Net Assets as of July 31, 2020.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation
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methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Amortization/accretion of premium and discount is included in investment income. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily
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net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $116,884,211 is disclosed in Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$2,212,594	$(2,093,876)
Institutional Shares	224,673	—
Service Shares	28,659	—
Capital Shares	9,917	—
Trust Shares	5,069	—
TOTAL	$2,480,912	$(2,093,876)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$5,733,768	$(11,352)	$(5,722,416)
Service Shares	13,116,781	(130,908)	(12,716,634)
Capital Shares	1,814,858	(5,224)	(1,707,433)
Trust Shares	2,308,296	(1,200)	(2,307,096)
TOTAL	$22,973,703	$(148,684)	$(22,453,579)
For the year ended July 31, 2021, the Fund’s Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2021, the Fund did not have a liability for any uncertain tax positions.
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The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2021		Year Ended 7/31/2020
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	3,534,186,315	$3,534,187,820	3,366,610,734	$3,366,611,347
Shares issued to shareholders in payment of distributions declared	205,073	205,073	15,138,139	15,138,139
Shares redeemed	(3,220,977,585)	(3,220,977,585)	(3,443,808,266)	(3,443,808,266)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	313,413,803	$313,415,308	(62,059,393)	$(62,058,780)
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	Year Ended 7/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	475,862,853,089	$475,862,876,318	325,052,165,209	$325,052,176,566
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	309,932,776	309,932,776
Shares issued to shareholders in payment of distributions declared	2,162,558	2,162,558	130,824,039	130,824,039
Shares redeemed	(484,811,234,930)	(484,811,234,930)	(309,228,703,473)	(309,228,703,473)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(8,946,219,283)	$(8,946,196,054)	16,264,218,551	$16,264,229,908
	Year Ended 7/31/2021		Year Ended 7/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	16,207,570,121	$16,207,573,365	20,854,916,848	$20,854,916,848
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	10	10
Shares issued to shareholders in payment of distributions declared	165,128	165,128	19,803,819	19,803,819
Shares redeemed	(16,356,429,399)	(16,356,429,399)	(20,034,389,688)	(20,034,408,256)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(148,694,150)	$(148,690,906)	840,330,989	$840,312,421
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	Year Ended 7/31/2021		Year Ended 7/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,834,374,253	$4,834,375,459	6,315,658,552	$6,315,663,515
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	183,040	183,040
Shares issued to shareholders in payment of distributions declared	90,600	90,600	7,849,804	7,849,804
Shares redeemed	(5,095,047,779)	(5,095,047,779)	(5,454,644,344)	(5,454,644,344)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(260,582,926)	$(260,581,720)	869,047,052	$869,052,015
	Year Ended 7/31/2021		Year Ended 7/31/2020
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,985,141,150	$1,985,141,594	3,564,951,260	$3,564,955,168
Shares issued to shareholders in payment of distributions declared	39,172	39,172	5,158,847	5,158,847
Shares redeemed	(2,610,218,871)	(2,610,218,871)	(3,051,226,895)	(3,051,226,895)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(625,038,549)	$(625,038,105)	518,883,212	$518,887,120
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(9,667,121,105)	$(9,667,091,477)	18,430,420,411	$18,430,422,684
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income[1]	$7,146,105	$455,688,247

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$90,593
Undistributed long-term capital gains	$10,170
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The Fund used capital loss carryforwards of $305 to offset capital gains realized during the year ended July 31, 2021.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, the Adviser voluntarily waived $84,163,555 of its fee and voluntarily reimbursed $5,773,729 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the year ended July 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$2,317,212	$(2,250,788)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2021, there were no outstanding loans. During the year ended July 31, 2021, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as
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well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2021, 100.00% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the FEDERATED HERMES Money Market Obligations Trust and Shareholders of Federated HERMES Treasury Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Treasury Obligations Fund (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust, as of July 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2021
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 to July 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2021	Ending Account Value 7/31/2021	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.00	$[2]0.30
Institutional Shares	$1,000	$1,000.00	$[3]0.30
Service Shares	$1,000	$1,000.00	$[4]0.30
Capital Shares	$1,000	$1,000.00	$[5]0.30
Trust Shares	$1,000	$1,000.00	$[6]0.30
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,024.50	$[2]0.30
Institutional Shares	$1,000	$1,024.50	$[3]0.30
Service Shares	$1,000	$1,024.50	$[4]0.30
Capital Shares	$1,000	$1,024.50	$[5]0.30
Trust Shares	$1,000	$1,024.50	$[6]0.30

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.06%
Institutional Shares	0.06%
Service Shares	0.06%
Capital Shares	0.06%
Trust Shares	0.06%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.73 and $2.76, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.

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5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51, respectively.

6
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.47 and $3.51, respectively.

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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: January 1994
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since January 1994. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Treasury Obligations Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
Annual Shareholder Report
43

performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
Annual Shareholder Report
44

the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Annual Shareholder Report
45

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Annual Shareholder Report
46

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report
48

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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49

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Treasury Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919726
CUSIP 60934N500
CUSIP 60934N872
CUSIP 60934N823
CUSIP 60934N120
Q450531 (9/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2021

Share Class | Ticker	Institutional | TTOXX	Cash II | TTIXX	Cash Series | TCSXX

Federated Hermes Trust for U.S. Treasury Obligations

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2020 through July 31, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	46.9%
Repurchase Agreements	51.1%
Other Assets and Liabilities—Net[2]	2.0%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

At July 31, 2021, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	70.5%
8-30 Days	7.5%
31-90 Days	12.9%
91-180 Days	4.5%
181 Days or more	2.6%
Other Assets and Liabilities—Net[2]	2.0%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
2

Portfolio of Investments
July 31, 2021
Principal Amount			Value
		U.S. TREASURIES— 46.9%
$ 44,000,000	[1]	United States Treasury Bills, 0.010%, 8/19/2021	$43,999,780
35,000,000	[1]	United States Treasury Bills, 0.015%, 8/26/2021	34,999,635
35,000,000	[1]	United States Treasury Bills, 0.015%, 9/21/2021	34,999,256
49,000,000	[1]	United States Treasury Bills, 0.015% - 0.050%, 8/12/2021	48,999,658
33,000,000	[1]	United States Treasury Bills, 0.015% - 0.070%, 8/5/2021	32,999,835
40,000,000	[1]	United States Treasury Bills, 0.020%, 9/14/2021	39,999,022
35,000,000	[1]	United States Treasury Bills, 0.020%, 9/28/2021	34,998,872
36,000,000	[1]	United States Treasury Bills, 0.025%, 8/10/2021	35,999,775
35,000,000	[1]	United States Treasury Bills, 0.025%, 8/17/2021	34,999,611
32,000,000	[1]	United States Treasury Bills, 0.025%, 8/31/2021	31,999,333
18,000,000	[1]	United States Treasury Bills, 0.025%, 9/9/2021	17,999,512
15,000,000	[1]	United States Treasury Bills, 0.025%, 9/16/2021	14,999,521
35,000,000	[1]	United States Treasury Bills, 0.030%, 8/3/2021	34,999,942
5,400,000	[1]	United States Treasury Bills, 0.035%, 11/12/2021	5,399,459
19,510,000	[1]	United States Treasury Bills, 0.035% - 0.135%, 11/4/2021	19,507,008
31,000,000	[1]	United States Treasury Bills, 0.035% - 0.140%, 10/7/2021	30,996,808
50,000,000	[1]	United States Treasury Bills, 0.040%, 9/23/2021	49,997,056
55,000,000	[1]	United States Treasury Bills, 0.040%, 10/14/2021	54,995,478
63,000,000	[1]	United States Treasury Bills, 0.040%, 10/21/2021	62,994,330
25,000,000	[1]	United States Treasury Bills, 0.075%, 7/14/2022	24,981,927
26,000,000	[1]	United States Treasury Bills, 0.110%, 12/2/2021	25,990,228
15,000,000	[2]	United States Treasury Floating Rate Notes, 0.080% (91-day T-Bill +0.029%), 8/3/2021	15,000,000
69,500,000	[2]	United States Treasury Floating Rate Notes, 0.084% (91-day T-Bill +0.034%), 8/3/2021	69,504,137
52,000,000	[2]	United States Treasury Floating Rate Notes, 0.099% (91-day T-Bill +0.049%), 8/3/2021	52,004,411
156,250,000	[2]	United States Treasury Floating Rate Notes, 0.105% (91-day T-Bill +0.055%), 8/3/2021	156,250,177
70,000,000	[2]	United States Treasury Floating Rate Notes, 0.164% (91-day T-Bill +0.114%), 8/3/2021	70,007,431
91,000,000	[2]	United States Treasury Floating Rate Notes, 0.204% (91-day T-Bill +0.154%), 8/3/2021	91,003,006
68,500,000	[2]	United States Treasury Floating Rate Notes, 0.350% (91-day T-Bill +0.300%), 8/3/2021	68,507,307
13,750,000		United States Treasury Notes, 1.250%, 10/31/2021	13,788,979
11,000,000		United States Treasury Notes, 1.500%, 11/30/2021	11,050,948
13,000,000		United States Treasury Notes, 1.750%, 5/15/2022	13,171,737
6,000,000		United States Treasury Notes, 1.875%, 5/31/2022	6,089,816
Annual Shareholder Report
3

Principal Amount		Value
	U.S. TREASURIES— continued
$ 13,000,000	United States Treasury Notes, 1.875%, 7/31/2022	$13,230,535
20,000,000	United States Treasury Notes, 2.375%, 3/15/2022	20,284,984
5,000,000	United States Treasury Notes, 2.500%, 1/15/2022	5,055,141
10,000,000	United States Treasury Notes, 2.625%, 12/15/2021	10,092,975
9,000,000	United States Treasury Notes, 2.750%, 8/15/2021	9,009,210
8,000,000	United States Treasury Notes, 2.750%, 9/15/2021	8,025,835
41,000,000	United States Treasury Notes, 2.875%, 11/15/2021	41,328,263
	TOTAL	1,390,260,938
	REPURCHASE AGREEMENTS— 51.1%
25,000,000	Interest in $1,600,000,000 joint repurchase agreement 0.02%, dated 5/13/2021 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,600,080,889 on 8/12/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $1,632,073,444.	25,000,000
50,000,000	Interest in $1,150,000,000 joint repurchase agreement 0.06%, dated 7/22/2021 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,150,063,250 on 8/24/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,173,021,519.	50,000,000
35,000,000	Interest in $500,000,000 joint repurchase agreement 0.07%, dated 1/7/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,006,319 on 8/10/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $510,003,026.	35,000,000
500,000,000	Repurchase agreement 0.05%, dated 7/30/2021 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $500,002,083 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $500,002,086.	500,000,000
250,000,647	Repurchase agreement 0.06%, dated 7/30/2021 under which Fixed Income Clearing Corporation will repurchase securities provided as collateral for $250,001,793 on 8/2/2021. The securities provided as collateral at the end of the period held with State Street Bank & Co. as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $257,326,357.	250,000,647
Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$457,000,000	Interest in $3,275,000,000 joint repurchase agreement 0.06%, dated 7/30/2021 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $3,275,015,010 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2051 and the market value of those underlying securities was $3,340,515,429.	$457,000,000
200,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 7/30/2021 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,015,000 on 8/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $3,060,014,952.	200,000,000
	TOTAL REPURCHASE AGREEMENTS	1,517,000,647
	TOTAL INVESTMENT IN SECURITIES—98.0% (AT AMORTIZED COST)[3]	2,907,261,585
	OTHER ASSETS AND LIABILITIES - NET—2.0%[4]	60,122,143
	TOTAL NET ASSETS—100%	$2,967,383,728

1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2021, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.011	0.021	0.012	0.004
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	(0.000)[1]
Total From Investment Operations	0.000[1]	0.011	0.021	0.012	0.004
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.011)	(0.021)	(0.012)	(0.004)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.011)	(0.021)	(0.012)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.07%	2.16%	1.25%	0.44%
Ratios to Average Net Assets:
Net expenses[3]	0.13%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.01%	0.94%	2.18%	1.23%	0.47%
Expense waiver/reimbursement[4]	0.17%	0.11%	0.11%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,464,865	$2,334,139	$1,344,393	$360,889	$288,652

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.006	0.014	0.005	0.000[1]
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.006	0.014	0.005	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.006)	(0.014)	(0.005)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.006)	(0.014)	(0.005)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.58%	1.45%	0.54%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.13%	0.67%	0.90%	0.90%	0.62%
Net investment income	0.00%[3]	0.53%	1.44%	0.53%	0.02%
Expense waiver/reimbursement[5]	0.87%	0.34%	0.11%	0.13%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$735,469	$750,118	$591,844	$635,165	$751,234

1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
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7

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.005	0.013	0.004	0.000[1]
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.005	0.013	0.004	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.005)	(0.013)	(0.004)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.005)	(0.013)	(0.004)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.50%	1.31%	0.40%	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4]	0.13%	0.76%	1.04%	1.05%	0.64%
Net investment income	0.00%[3]	0.47%	1.32%	0.30%	0.00%[3]
Expense waiver/reimbursement[5]	1.10%	0.48%	0.21%	0.23%	0.64%
Supplemental Data:
Net assets, end of period (000 omitted)	$767,050	$653,747	$496,252	$341,124	$660,717

1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
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8

Statement of Assets and Liabilities
July 31, 2021

Assets:
Investment in repurchase agreements	$1,517,000,647
Investment in securities	1,390,260,938
Investment in securities, at amortized cost and fair value	2,907,261,585
Cash	334,240
Income receivable	1,410,663
Receivable for investments sold	74,000,000
Receivable for shares sold	286,427
Total Assets	2,983,292,915
Liabilities:
Payable for investments purchased	15,000,066
Payable for shares redeemed	643,741
Payable for investment adviser fee (Note 5)	52,728
Payable for administrative fee (Note 5)	12,700
Accrued expenses (Note 5)	199,952
Total Liabilities	15,909,187
Net assets for 2,967,379,598 shares outstanding	$2,967,383,728
Net Assets Consist of:
Paid-in capital	$2,967,379,628
Total distributable earnings (loss)	4,100
Total Net Assets	$2,967,383,728
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$1,464,864,840 ÷ 1,464,862,802 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$735,468,848 ÷ 735,467,824 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$767,050,040 ÷ 767,048,972 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2021

Investment Income:
Interest	$4,370,380
Expenses:
Investment adviser fee (Note 5)	6,632,431
Administrative fee (Note 5)	2,590,130
Custodian fees	100,316
Transfer agent fees (Note 2)	1,312,580
Directors’/Trustees’ fees (Note 5)	17,683
Auditing fees	21,400
Legal fees	12,403
Portfolio accounting fees	200,487
Distribution services fee (Note 5)	6,644,183
Other service fees (Notes 2 and 5)	3,562,979
Share registration costs	110,023
Printing and postage	85,182
Miscellaneous (Note 5)	83,854
TOTAL EXPENSES	21,373,651
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(5,354,690)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(11,775,859)
TOTAL WAIVERS AND REIMBURSEMENTS	(17,130,549)
Net expenses	4,243,102
Net investment income	127,278
Net realized gain on investments	3,411
Change in net assets resulting from operations	$130,689
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

Year Ended July 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$127,278	$25,910,767
Net realized gain (loss)	3,411	(83)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	130,689	25,910,684
Distributions to Shareholders:
Institutional Shares	(128,157)	(19,382,104)
Cash II Shares	(678)	(3,570,879)
Cash Series Shares	(544)	(2,961,708)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(129,379)	(25,914,691)
Share Transactions:
Proceeds from sale of shares	5,025,976,951	8,228,831,024
Net asset value of shares issued to shareholders in payment of distributions declared	66,790	17,986,513
Cost of shares redeemed	(5,796,664,885)	(6,941,299,302)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(770,621,144)	1,305,518,235
Change in net assets	(770,619,834)	1,305,514,228
Net Assets:
Beginning of period	3,738,003,562	2,432,489,334
End of period	$2,967,383,728	$3,738,003,562
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2021
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair
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value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $17,130,549 is disclosed in various locations in Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Institutional Shares	$22,334	$(39)	$—
Cash II Shares	774,161	(2,081)	(721,851)
Cash Series Shares	516,085	—	(472,824)
TOTAL	$1,312,580	$(2,120)	$(1,194,675)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Cash II Shares	$1,918,907	$—	$(1,918,907)
Cash Series Shares	1,644,072	(194)	(1,643,878)
TOTAL	$3,562,979	$(194)	$(3,562,785)
For the year ended July 31, 2021, the Fund’s Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
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Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,318,100,584	$2,318,100,584	4,914,376,100	$4,914,376,100
Shares issued to shareholders in payment of distributions declared	65,594	65,594	11,558,717	11,558,717
Shares redeemed	(3,187,440,884)	(3,187,440,884)	(3,936,187,018)	(3,936,187,018)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(869,274,706)	$(869,274,706)	989,747,799	$989,747,799
	Year Ended 7/31/2021		Year Ended 7/31/2020
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	839,112,903	$839,112,903	928,282,811	$928,282,811
Shares issued to shareholders in payment of distributions declared	656	656	3,500,102	3,500,102
Shares redeemed	(853,762,845)	(853,762,845)	(773,508,199)	(773,508,199)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(14,649,286)	$(14,649,286)	158,274,714	$158,274,714
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	Year Ended 7/31/2021		Year Ended 7/31/2020
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	1,868,763,464	$1,868,763,464	2,386,172,113	$2,386,172,113
Shares issued to shareholders in payment of distributions declared	540	540	2,927,694	2,927,694
Shares redeemed	(1,755,461,156)	(1,755,461,156)	(2,231,604,085)	(2,231,604,085)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	113,302,848	$113,302,848	157,495,722	$157,495,722
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(770,621,144)	$(770,621,144)	1,305,518,235	$1,305,518,235
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income[1]	$129,379	$25,914,691

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2021, the component of distributable earnings on a tax-basis was as follows:
Undistributed ordinary income[1]	$4,100

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The Fund used capital loss carryforwards of $83 to offset capital gains realized during the year ended July 31, 2021.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund’s Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund’s Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the
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Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2021, the Adviser voluntarily waived $5,354,690 of its fee. In addition, the Adviser voluntarily reimbursed $2,120 and $371,902 of transfer agent fees and other operating expenses, respectively.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$2,693,534	$(2,693,534)
Cash Series Shares	3,950,649	(3,950,649)
TOTAL	$6,644,183	$(6,644,183)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended July 31, 2021, FSSC reimbursed $194 of the other service fees disclosed in Note 2.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.90% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2021, there were no outstanding loans. During the year ended July 31, 2021, the program was not utilized.
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7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED HERMES TRUST FOR U.S. TREASURY OBLIGATIONS:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of July 31, 2021, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2021
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 to July 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2021	Ending Account Value 7/31/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.00	$[2]0.35
Cash II Shares	$1,000	$1,000.00	$[3]0.35
Cash Series Shares	$1,000	$1,000.00	$[4]0.35
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.45	$[2]0.35
Cash II Shares	$1,000	$1,024.45	$[3]0.35
Cash Series Shares	$1,000	$1,024.45	$[4]0.35

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.07%
Cash II Shares	0.07%
Cash Series Shares	0.07%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.90% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.46 and $4.52, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.21 and $5.27, respectively.

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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: January 1994
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since January 1994. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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34

performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
Annual Shareholder Report
35

the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Annual Shareholder Report
36

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Annual Shareholder Report
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report
38

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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39

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
40

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Trust for U.S. Treasury Obligations
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
CUSIP 608919551
CUSIP 608919569
28731 (9/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 – $441,180

Fiscal year ended 2020 - $447,560

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $8,935 respectively. Fiscal year ended 2020- Audit consent fees for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2021 - $72,568

Fiscal year ended 2020 - $171,372

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 23, 2021

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 23, 2021